BOND PORTFOLIOS
                                     ANNUAL
                                     REPORT
                                 TO SHAREHOLDERS

                               SEPTEMBER 30, 1997


                            [COMPASS GRAPHIC OMITTED]


                                     COMPASS
                                  -------------
                                  CAPITAL FUNDS

                                 [LOGO OMITTED]

                      PURE INVESTMENT STYLE [SERVICE MARK]

            ---------------------------------------------------------
            * NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE *
            ---------------------------------------------------------

[LOGO OMITTED]                COMPASS CAPITAL FUNDS


                                 BOND PORTFOLIOS

* LOW DURATION BOND              * INTERNATIONAL BOND
* INTERMEDIATE GOVERNMENT        * TAX-FREE INCOME
     BOND                        * PENNSYLVANIA TAX-FREE
* INTERMEDIATE BOND                  INCOME
* CORE BOND                      * NEW JERSEY TAX-FREE
* GOVERNMENT INCOME                  INCOME
* MANAGED INCOME                 * OHIO TAX-FREE INCOME

--------------------------------------------------------------------------------
                                    TABLE OF
                                    CONTENTS
   PRESIDENT'S LETTER.................................................       1
   PORTFOLIO SUMMARIES
         LOW DURATION BOND............................................       2
         INTERMEDIATE GOVERNMENT BOND.................................       3
         INTERMEDIATE BOND............................................       4
         CORE BOND....................................................       5
         GOVERNMENT INCOME............................................       6
         MANAGED INCOME...............................................       7
         INTERNATIONAL BOND...........................................       8
         TAX-FREE INCOME..............................................       9
         PENNSYLVANIA TAX-FREE INCOME.................................      10
         NEW JERSEY TAX-FREE INCOME...................................      11
         OHIO TAX-FREE INCOME.........................................      12
         NOTE ON PERFORMANCE INFORMATION..............................      13
   STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS....................   15-47
         INTERNATIONAL BOND STATEMENT OF NET ASSETS & LIABILITIES.....      36
         TAX-FREE INCOME STATEMENT OF NET ASSETS & LIABILITIES........      40
   PORTFOLIO FINANCIAL STATEMENTS
         STATEMENTS OF OPERATIONS.....................................   48-49
         STATEMENTS OF CHANGES IN NET ASSETS..........................   50-53
         FINANCIAL HIGHLIGHTS.........................................   54-61
   NOTES TO FINANCIAL STATEMENTS......................................   62-76
   REPORT OF INDEPENDENT ACCOUNTANTS..................................      77
--------------------------------------------------------------------------------

                              COMPASS CAPITAL FUNDS               [LOGO OMITTED]

                               PRESIDENT'S LETTER

November 15, 1997

Dear Shareholder:

      We are pleased to present the Annual Report for the Compass Capital Funds for 1997, a year characterized by a bull market for equities and bonds and strong performance by the Compass Capital Funds' portfolios.

      Over the twelve month period ended September 30, 1997, the financial markets exhibited remarkable strength. The stock market broke through to an all-time high this year and overall was up nearly 38% (as measured by the S&P 500 Index), extending one of the longest bull markets in modern times yet another year. At the same time, the bond market's performance reflected low inflation and steady economic growth, producing returns for investors of over 8% (as measured by the Lehman Brothers Aggregate Index).

      Because we know how important it is for you to keep track of your investments, we continue to work hard to make the Annual Report for the Compass Capital Funds easy to read and understand. We have organized the pages into individual summaries for all our funds, highlighting key portfolio management activities for the year. Also included in each summary page is a performance graph which shows how all classes of each portfolio performed versus its benchmark.

      Compass Capital's emphasis on Pure Investment Style[SERVICE MARK] has continued to enable investors to receive actual returns on individual portfolios that are consistent with their expectations. What's more, in our ongoing efforts to develop quality investment products to meet virtually any individual need, we have introduced three new funds since our 1996 Annual Report: Compass Capital Mid-Cap Growth Equity, Compass Capital Mid-Cap Value Equity and Compass Capital International Small Cap Equity Portfolios.

      Compass Capital International Small Cap Equity Portfolio, which was launched on September 26, 1997, seeks to provide strong growth potential and diversification benefits by primarily investing in smaller companies domiciled in industrialized foreign countries -- an asset class that is considered undervalued by many analysts.

      While it may be unrealistic to expect the same magnitude of gains in the stock market as we have enjoyed in recent years, particularly in light of October's global equity market volatility, we believe that equity markets can continue to offer opportunities to disciplined investors. We also see strong opportunities in fixed income products as we believe that historically low inflation rates may enable bond or bond fund investors to earn strong returns. Most importantly, we maintain our core belief - that a disciplined investment strategy will best serve investors in their pursuit of long-term investment goals.

      Thank you for your confidence in Compass Capital Funds. We appreciate the opportunity to help you achieve your long-term investment goals.

Sincerely,

/S/Karen H. Sabath

Karen H. Sabath
PRESIDENT, COMPASS CAPITAL GROUP, INC.

[LOGO OMITTED]                COMPASS CAPITAL FUNDS


                                LOW DURATION BOND
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     BLACKROCK FINANCIAL MANAGEMENT, INC.

TOTAL NET ASSETS (9/30/97):
     $254.8 MILLION

PERFORMANCE BENCHMARK:
     MERRILL LYNCH 1-3 YEAR TREASURY INDEX

INVESTMENT APPROACH:
     THE PORTFOLIO PURCHASES PRIMARILY INVESTMENT GRADE FIXED INCOME SECURITIES WITHIN A 3 TO 5 YEAR MATURITY RANGE. THE PORTFOLIO MAY ALSO INVEST UP TO 20% IN NON-DOLLAR SECURITIES AND UP TO 20% IN BELOW INVESTMENT GRADE SECURITIES RATED HIGHER THAN B. THE CREDIT QUALITY OF THE INDIVIDUAL SECURITIES IN THE PORTFOLIO IS NOT NECESSARILY INDICATIVE OF THEIR PRICE SENSITIVITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     [BULLET] THE PORTFOLIO'S EXPOSURE TO MOST SECTORS OF THE RESIDENTIAL MORTGAGE-BACKED SECURITY (MBS) MARKET WAS REDUCED. THE MANAGER CURRENTLY BELIEVES THAT HIGHER PREPAYMENT LEVELS CAUSED BY LOWER INTEREST RATES MAY CAUSE THIS SECTOR OF THE MORTGAGE MARKET TO UNDERPERFORM.
     [BULLET] UTILIZING THE PORTFOLIO'S RECENTLY (MAY 1997) EXPANDED INVESTMENT GUIDELINES, WHICH PERMITS THE PURCHASE OF BELOW AAA-RATED INVESTMENTS (AS WELL AS NON-INVESTMENT GRADE CREDITS), THE MANAGER USED THE MBS PROCEEDS TO INCREASE CORPORATE BOND AND COMMERCIAL MORTGAGE-BACKED SECURITY HOLDINGS.
     [BULLET] DESPITE THE MANAGER'S GENERALLY POSITIVE VIEWS ON INTEREST RATES AND INFLATION, THE PORTFOLIO ENDED THE PERIOD WITH A DURATION (INTEREST RATE SENSITIVITY) SIMILAR TO THE BENCHMARK, REFLECTING A NEUTRAL NEAR-TERM VIEW OF SHORT AND INTERMEDIATE MATURITY BONDS VERSUS LONGER DATED BONDS.


          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
          LOW DURATION BOND PORTFOLIO AND THE MERRILL 1-3 YEAR TREASURY
                INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                              [LINE GRAPH OMITTED]
                            [PLOT POINTS AS FOLLOWS]

                 BlackRock and                                                                                      Merrill 1-3 Year
             Institutional Classes       Service Class   Investor A Class    Investor B Class    Investor C Class    Treasury Index
7/17/92             $10,000                $10,000            $ 9,700            $10,000             $10,000            $10,000
6/30/93              10,464                 10,464             10,150             10,468              10,468             10,658
6/30/94              10,709                 10,709             10,388             10,709              10,709             10,829
6/30/95              11,519                 11,519             11,173             11,516              11,516             11,666
3/31/96              12,017                 12,008             11,643             11,994              11,994             12,180
9/30/96              12,345                 12,312             11,928             12,287              12,287             12,506
12/31/96             12,607                 12,564             12,167             12,525              12,525             12,743
3/31/97              12,665                 12,613             12,208             12,545              12,545             12,828
6/30/97              12,938                 12,876             12,457             12,777              12,777             13,110
9/30/97              13,196                 13,122             12,690             12,861              12,991             13,367


                      FOR PERIOD ENDING SEPTEMBER 30, 1997

                           AVERAGE ANNUAL TOTAL RETURN

                                       1 Year        5 Year       From Inception
BlackRock Class                         6.93%         5.55%            5.48%
Institutional Class                     6.89%         5.54%            5.47%
Service Class                           6.57%         5.42%            5.35%
Investor A Class (Load Adjusted)        3.20%         4.72%            4.68%
Investor A Class (NAV)                  6.39%         5.35%            5.30%
Investor B Class (Load Adjusted)        0.97%         4.80%            4.76%
Investor B Class (NAV)                  5.73%         5.22%            5.17%
Investor C Class (Load Adjusted)        4.67%         5.22%            5.17%
Investor C Class (NAV)                  5.73%         5.22%            5.17%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 7/17/92; SERVICE AND INVESTOR A SHARES, 1/13/96; INVESTOR B SHARES, 11/18/96; AND INVESTOR C SHARES, 2/24/97; AND BLACKROCK SHARES, 6/3/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                             COMPASS CAPITAL FUNDS                [LOGO OMITTED]


                          INTERMEDIATE GOVERNMENT BOND
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     BLACKROCK FINANCIAL MANAGEMENT, INC.

TOTAL NET ASSETS (9/30/97):
     $152.6 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX

INVESTMENT APPROACH:
     PURSUES CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES RATED AAA BY A MAJOR RATING AGENCY OR ISSUED BY THE U.S. GOVERNMENT OR GOVERNMENT AGENCY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 5 TO 10 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     [BULLET] THE PORTFOLIO'S EXPOSURE TO MOST SECTORS OF THE RESIDENTIAL MORTGAGE-BACKED SECURITY (MBS) MARKET WAS REDUCED. THE MANAGER CURRENTLY BELIEVES THAT HIGHER PREPAYMENT LEVELS CAUSED BY LOWER INTEREST RATES MAY CAUSE THIS SECTOR OF THE MORTGAGE MARKET TO UNDERPERFORM.
     [BULLET] THE MANAGER USED THE MBS PROCEEDS TO INCREASE AAA-RATED COMMERCIAL MORTGAGE-BACKED SECURITY AND FHA CONSTRUCTION LOAN HOLDINGS, WHICH OFFER A YIELD PREMIUM OVER U.S. TREASURIES WHILE OFFERING STRONG CREDIT QUALITY.
     [BULLET] DESPITE THE MANAGER'S GENERALLY POSITIVE VIEWS ON INTEREST RATES AND INFLATION, THE PORTFOLIO ENDED THE PERIOD WITH A DURATION (INTEREST RATE SENSITIVITY) SIMILAR TO THE BENCHMARK, REFLECTING A NEUTRAL NEAR-TERM VIEW OF SHORT AND INTERMEDIATE MATURITY BONDS VERSUS LONGER DATED BONDS.



    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERMEDIATE
GOVERNMENT BOND PORTFOLIO AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX
                  FROM INCEPTION AND AT EACH FISCAL YEAR END.

                              [LINE GRAPH OMITTED]
                            [PLOT POINTS AS FOLLOWS]
                                                                                                              Lehman Intermediate
            Institutional Class    Service Class    Investor A Class   Investor B Class   Investor C Class     Government Index
4/20/92           $10,000             $10,000            $ 9,600           $10,000            $10,000               $10,000
9/30/92            10,714              10,714             10,285            10,714             10,714                10,746
9/30/93            11,452              11,447             10,989            11,447             11,447                11,567
9/30/94            11,099              11,069             10,620            11,062             11,062                11,393
9/30/95            12,240              12,172             11,678            12,167             12,167                12,605
9/30/96            12,831              12,722             12,189            12,698             12,698                13,229
12/31/96           13,153              13,032             12,480            12,982             12,982                13,535
3/31/97            13,150              13,019             12,463            12,939             12,939                13,531
6/30/97            13,517              13,374             12,796            13,284             13,284                13,910
9/30/97            13,867              13,709             13,110            13,450             13,586                14,266



                      FOR PERIOD ENDING SEPTEMBER 30, 1997

                           AVERAGE ANNUAL TOTAL RETURN

                                      1 Year         5 Year     From Inception
Institutional Class                    8.08%          5.29%         6.18%
Service Class                          7.75%          5.05%         5.96%
Investor A Class (Load Adjusted)       3.30%          4.12%         5.10%
Investor A Class (NAV)                 7.57%          4.97%         5.89%
Investor B Class (Load Adjusted)       1.99%          4.40%         5.36%
Investor B Class (NAV)                 6.80%          4.82%         5.75%
Investor C Class (Load Adjusted)       5.73%          4.82%         5.75%
Investor C Class (NAV)                 6.80%          4.82%         5.75%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/20/92; INVESTOR A SHARES, 5/11/92; SERVICE SHARES, 7/29/93; INVESTOR C SHARES, 10/8/96; AND INVESTOR B SHARES, 10/11/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

[LOGO OMITTED]                COMPASS CAPITAL FUNDS


                                INTERMEDIATE BOND
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     BLACKROCK FINANCIAL MANAGEMENT, INC.

TOTAL NET ASSETS (9/30/97):
     $349.1 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX

INVESTMENT APPROACH:
     PURSUES CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 5 TO 10 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     [BULLET] THE PORTFOLIO'S EXPOSURE TO MOST SECTORS OF THE RESIDENTIAL MORTGAGE-BACKED SECURITY (MBS) MARKET WAS REDUCED. THE MANAGER CURRENTLY BELIEVES THAT HIGHER PREPAYMENT LEVELS CAUSED BY LOWER INTEREST RATES MAY CAUSE THIS SECTOR OF THE MORTGAGE MARKET TO UNDERPERFORM.
     [BULLET] THE MANAGER USED THE MBS PROCEEDS TO INCREASE CORPORATE BOND, COMMERCIAL MORTGAGE-BACKED SECURITY AND FHA CONSTRUCTION LOAN HOLDINGS, ALL OF WHICH OFFER A YIELD PREMIUM OVER U.S. TREASURIES.
     [BULLET] DESPITE THE MANAGER'S GENERALLY POSITIVE VIEWS ON INTEREST RATES AND INFLATION, THE PORTFOLIO ENDED THE PERIOD WITH A DURATION (INTEREST RATE SENSITIVITY) SIMILAR TO THE BENCHMARK, REFLECTING A NEUTRAL NEAR-TERM VIEW OF SHORT AND INTERMEDIATE MATURITY BONDS VERSUS LONGER DATED BONDS.


    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERMEDIATE
 BOND PORTFOLIO AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX
                  FROM INCEPTION AND AT EACH FISCAL YEAR END.

                              [LINE GRAPH OMITTED]
                            [PLOT POINTS AS FOLLOWS]
                                                                                     Lehman Brothers Intermediate
               Institutional  Class        Service Class      Investor A Class        Government/Corporate Index
9/17/93               $10,000                 $10,000              $ 9,600                     $10,021
9/30/93                10,010                  10,010                9,610                      10,010
9/30/94                 9,658                   9,639                9,241                       9,854
9/30/95                10,697                  10,647               10,195                      10,965
9/30/96                11,243                  11,147               10,680                      11,526
12/31/96               11,530                  11,422               10,940                      11,809
3/31/97                11,524                  11,409               10,921                      11,707
6/30/97                11,865                  11,738               11,244                      12,052
9/30/97                12,187                  12,048               11,535                      12,377



                      FOR PERIOD ENDING SEPTEMBER 30, 1997

                           AVERAGE ANNUAL TOTAL RETURN

                                              1 Year          From Inception
  Institutional Class                          8.40%               5.02%
  Service Class                                8.07%               4.72%
  Investor A Class (Load Adjusted)             3.56%               3.57%
  Investor A Class (NAV)                       7.89%               4.62%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 9/17/93; SERVICE SHARES, 9/23/93; AND INVESTOR A SHARES, 5/20/94. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                              COMPASS CAPITAL FUNDS               [LOGO OMITTED]


                                    CORE BOND
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     BLACKROCK FINANCIAL MANAGEMENT, INC.

TOTAL NET ASSETS (9/30/97):
     $572.0 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS AGGREGATE INDEX

INVESTMENT APPROACH:
     PURSUES A TOTAL RETURN THAT EXCEEDS THE TOTAL RETURN OF ITS BENCHMARK WHILE PROVIDING MONTHLY INCOME BY INVESTING IN SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 5 TO 10 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     [BULLET] THE PORTFOLIO'S EXPOSURE TO THE RESIDENTIAL MORTGAGE-BACKED SECURITY (MBS) PASS-THROUGH MARKET WAS SIGNIFICANTLY REDUCED. THE MANAGER CURRENTLY BELIEVES THAT HIGHER PREPAYMENT LEVELS CAUSED BY LOWER INTEREST RATES MAY CAUSE THIS SECTOR OF THE MORTGAGE MARKET TO UNDERPERFORM.
     [BULLET] THE MANAGER USED THE MBS PROCEEDS TO INCREASE COMMERCIAL MORTGAGE-BACKED SECURITY AND FHA CONSTRUCTION LOAN HOLDINGS, WHICH OFFER A YIELD PREMIUM OVER U.S. TREASURIES.
     [BULLET] THE PORTFOLIO ENDED THE PERIOD WITH A LONGER DURATION (INTEREST RATE SENSITIVITY) THAN THE BENCHMARK, REFLECTING THE MANAGER'S POSITIVE VIEW ON INTEREST RATES AND INFLATION.


     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE CORE BOND
  PORTFOLIO AND THE LEHMAN BROTHERS AGGREGATE INDEX FROM INCEPTION AND AT EACH
                                FISCAL YEAR END.

                              [LINE GRAPH OMITTED]
                            [PLOT POINTS AS FOLLOWS]

                    BlackRock &
              Institutional Classes    Service Class   Investor A Class   Investor B Class  Investor C Class  Lehman Aggregate Index
12/09/92            $10,000              $10,000           $ 9,600             $10,000         $10,000               $10,000
9/30/93              10,687               10,687            10,260              10,687          10,687                11,010
9/30/94              10,617               10,617            10,192              10,617          10,617                10,605
9/30/95              11,935               11,935            11,457              11,935          11,935                12,265
3/31/96              12,423               12,399            11,900              12,396          12,396                12,329
9/30/96              12,726               12,706            12,181              12,881          12,881                12,980
12/31/96             13,161               13,141            12,598              13,281          13,281                13,120
3/31/97              13,124               13,095            12,553              13,204          13,204                13,007
6/30/97              13,563               13,523            12,958              13,604          13,604                13,484
9/30/97              14,002               13,950            13,362              13,723          14,003                13,932



                      FOR PERIOD ENDING SEPTEMBER 30, 1997

                           AVERAGE ANNUAL TOTAL RETURN

                                                1 Year          From Inception
BlackRock Class                                  10.08%              7.26%
Institutional Class                              10.03%              7.25%
Service Class                                     9.71%              7.15%
Investor A Class (Load Adjusted)                  5.14%              6.18%
Investor A Class (NAV)                            9.52%              7.08%
Investor B Class (Load Adjusted)                  3.82%              6.16%
Investor B Class (NAV)                            8.71%              6.83%
Investor C Class (Load Adjusted)                  7.62%              6.83%
Investor C Class (NAV)                            8.71%              6.83%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 12/9/92; SERVICE SHARES, 1/13/96; INVESTOR A SHARES, 1/31/96; INVESTOR B SHARES, 3/18/96; AND INVESTOR C SHARES, 2/28/97; AND BLACKROCK SHARES, 5/1/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

[LOGO OMITTED]                COMPASS CAPITAL FUNDS


                                GOVERNMENT INCOME
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     BLACKROCK FINANCIAL MANAGEMENT, INC.

TOTAL NET ASSETS (9/30/97):
     $20.5 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS MORTGAGE INDEX/MERRILL LYNCH 10-YEAR TREASURY INDEX

INVESTMENT APPROACH:
     PURSUES CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES RATED AAA BY A MAJOR RATING AGENCY OR ISSUED BY THE U.S. GOVERNMENT OR GOVERNMENT AGENCY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 10 TO 15 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:

     [BULLET] THE PORTFOLIO'S EXPOSURE TO THE RESIDENTIAL MORTGAGE-BACKED SECURITY (MBS) PASS-THROUGH MARKET WAS SIGNIFICANTLY REDUCED. THE MANAGER CURRENTLY BELIEVES THAT HIGHER PREPAYMENT LEVELS CAUSED BY LOWER INTEREST RATES MAY CAUSE THIS SECTOR OF THE MORTGAGE MARKET TO UNDERPERFORM.
     [BULLET] PROCEEDS OF THE MBS SALES WERE PRIMARILY REALLOCATED INTO U.S. TREASURIES; HOWEVER, THE MANAGER INITIATED A SMALL POSITION IN GNMA CONSTRUCTION LOANS, WHICH OFFER STRONG CREDIT AND YIELDS HIGHER THAN COMPARABLE MATURITY TREASURIES.
     [BULLET] THE PORTFOLIO ENDED THE PERIOD WITH A LONGER DURATION (INTEREST RATE SENSITIVITY) THAN THE BENCHMARK, REFLECTING THE MANAGER'S POSITIVE VIEW ON INTEREST RATES AND INFLATION.



          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
GOVERNMENT INCOME PORTFOLIO AND THE LEHMAN BROTHERS MORTGAGE INDEX/MERRILL LYNCH
       10-YEAR TREASURY INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                              [LINE GRAPH OMITTED]
                            [PLOT POINTS AS FOLLOWS]

                                                                    Lehman Brothers Mortgage Index/
          Investor A Class   Investor B Class  Investor C Class   Merrill Lynch 10 Year Treasury Index
10/3/94        $ 9,550           $10,000           $10,000                      $10,000
9/30/95         10,914            11,350            11,350                       11,537
9/30/96         11,400            11,768            11,768                       12,108
12/31/96        11,748            12,103            12,103                       12,497
3/31/97         11,721            12,053            12,053                       12,368
6/30/97         12,179            12,502            12,502                       12,502
9/30/97         12,595            12,454            12,906                       12,906



                      FOR PERIOD ENDING SEPTEMBER 30, 1997

                           AVERAGE ANNUAL TOTAL RETURN

                                            1 Year           From Inception
Investor A Class (Load Adjusted)             5.52%               7.99%
Investor A Class (NAV)                      10.48%               9.66%
Investor B Class (Load Adjusted)             4.73%               7.43%
Investor B Class (NAV)                       9.66%               8.90%
Investor C Class (Load Adjusted)             5.55%               8.90%
Investor C Class (NAV)                       9.66%               8.90%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INVESTOR A AND INVESTOR B SHARES, 10/3/94; AND INVESTOR C SHARES, 2/28/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                              COMPASS CAPITAL FUNDS               [LOGO OMITTED]


                                 MANAGED INCOME
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     BLACKROCK FINANCIAL MANAGEMENT, INC.

TOTAL NET ASSETS (9/30/97):
     $819.7 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS AGGREGATE INDEX

INVESTMENT APPROACH:
     PURSUES CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 5 TO 10 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     [BULLET] THE PORTFOLIO'S EXPOSURE TO THE RESIDENTIAL MORTGAGE-BACKED SECURITY (MBS) PASS-THROUGH MARKET WAS SIGNIFICANTLY REDUCED. THE MANAGER CURRENTLY BELIEVES THAT HIGHER PREPAYMENT LEVELS CAUSED BY LOWER INTEREST RATES MAY CAUSE THIS SECTOR OF THE MORTGAGE MARKET TO UNDERPERFORM.
     [BULLET] THE MANAGER USED THE MBS PROCEEDS TO INCREASE COMMERCIAL MORTGAGE-BACKED SECURITY AND FHA CONSTRUCTION LOAN HOLDINGS, WHICH OFFER A YIELD PREMIUM OVER U.S. TREASURIES.
     [BULLET] THE PORTFOLIO ENDED THE PERIOD WITH A LONGER DURATION (INTEREST RATE SENSITIVITY) THAN THE BENCHMARK, REFLECTING THE MANAGER'S POSITIVE VIEW ON INTEREST RATES AND INFLATION.



   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MANAGED INCOME
  PORTFOLIO AND THE LEHMAN BROTHERS AGGREGATE INDEX FROM INCEPTION AND AT EACH
                                FISCAL YEAR END.

                              [LINE GRAPH OMITTED]
                            [PLOT POINTS AS FOLLOWS]

             Institutional Class   Service Class   Investor A Class  Investor B Class  Lehman Brothers Aggregate Index
11/01/89           $10,000            $10,000          $ 9,550           $10,000                  $10,000
9/30/90             10,380             10,380            9,913            10,380                   10,397
9/30/91             11,910             11,910           11,374            11,910                   12,059
9/30/92             13,316             13,316           12,717            13,315                   13,574
9/30/93             14,935             14,940           14,263            14,939                   14,928
9/30/94             14,148             14,104           13,440            14,077                   14,445
9/30/95             16,025             15,935           15,153            15,870                   16,477
9/30/96             16,718             16,580           15,735            16,481                   17,281
12/31/96            17,278             17,124           16,243            17,013                   17,800
3/31/97             17,228             17,062           16,177            16,944                   17,701
6/30/97             17,848             17,663           16,740            17,533                   18,351
9/30/97             18,432             18,228           17,267            18,075                   18,960



                      FOR PERIOD ENDING SEPTEMBER 30, 1997

                           AVERAGE ANNUAL TOTAL RETURN

                                     1 Year      5 Year      From Inception
Institutional Class                  10.25%       6.72%          8.03%
Service Class                         9.93%       6.48%          7.87%
Investor A Class (Load Adjusted)      4.76%       5.33%          7.14%
Investor A Class (NAV)                9.74%       6.30%          7.76%
Investor B Class (Load Adjusted)      4.73%       5.87%          7.76%
Investor B Class (NAV)                9.67%       6.30%          7.76%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 11/1/89; INVESTOR A SHARES, 2/5/92; AND SERVICE SHARES, 7/29/93. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED. THE COMPARATIVE INDEX FROM PREVIOUS YEARS HAS CHANGED FROM THE SALOMON BROAD INVESTMENT GRADE INDEX TO THE LEHMAN AGGREGATE TO MORE ACCURATELY REFLECT THE TYPE OF HOLDINGS OF MANAGED INCOME.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

[LOGO OMITTED]                COMPASS CAPITAL FUNDS


                               INTERNATIONAL BOND
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     BLACKROCK FINANCIAL MANAGEMENT, INC.

TOTAL NET ASSETS (9/30/97):
     $52.5 MILLION

PERFORMANCE BENCHMARK:
     SALOMON NON-U.S. HEDGED WORLD GOVERNMENT BOND INDEX

INVESTMENT APPROACH:
     PURSUES CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN INVESTMENT GRADE INTERNATIONAL FIXED INCOME SECURITIES.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     [BULLET] THE MANAGER HAS MAINTAINED AN OVERWEIGHT POSITION IN THE DOLLAR BLOC (CANADA, AUSTRALIA, NEW ZEALAND) DUE TO POSITIVE INFLATION ENVIRONMENTS IN THOSE MARKETS DESPITE STRONG ECONOMIC GROWTH.
     [BULLET] THE FUND HAS AN UNDERWEIGHT TO CORE EUROPE, WHICH HAS GENERALLY LAGGED THE U.S. MARKET. WITHIN THIS MARKET, THE PORTFOLIO HAS FOCUSED ON THE U.K. AND DENMARK, BOTH OF WHOSE MARKETS HAVE RESPONDED FAVORABLY TO POSITIVE FISCAL NEWS.
     [BULLET] THE MANAGER INCREASED JAPANESE EXPOSURE FROM SHORT TO APPROXIMATELY EQUAL WITH THE BENCHMARK, WHICH ALLOWED THE FUND TO CAPTURE PRICE INCREASES AND THE DECLINES IN JAPANESE BOND YIELDS TO YEAR-LOWS AT THE END OF THE THIRD QUARTER.



   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERNATIONAL
BOND PORTFOLIO AND THE SALOMON NON-U.S. HEDGED WORLD GOVERNMENT BOND INDEX FROM
                     INCEPTION AND AT EACH FISCAL YEAR END.

                              [LINE GRAPH OMITTED]
                            [PLOT POINTS AS FOLLOWS]
                                                                                           Salomon Non-U.S. Hedged
             Institutional Class    Service Class   Investor A Class  Investor B Class   World Government Bond Index
07/01/91           $10,000             $10,000           $ 9,500          $10,000                $10,000
09/30/91            10,360              10,360             9,894           10,360                 10,389
12/31/91            10,600              10,600            10,123           10,600                 10,683
03/31/92            10,470              10,470             9,999           10,470                 11,324
06/30/92            11,008              11,008            10,513           11,008                 11,529
09/30/92            11,298              11,298            10,789           11,298                 11,838
12/31/92            11,254              11,254            10,747           11,254                 12,160
03/31/93            11,717              11,717            11,190           11,717                 12,479
06/30/93            12,116              12,116            11,571           12,116                 12,766
09/30/93            12,689              12,689            12,118           12,689                 13,251
12/31/93            12,977              12,977            12,393           12,977                 13,791
03/31/94            12,715              12,715            12,143           12,715                 13,333
06/30/94            12,453              12,453            11,892           12,453                 13,013
09/30/94            12,369              12,369            11,812           12,369                 13,017
12/31/94            12,496              12,496            11,933           12,496                 13,237
03/31/95            13,545              13,545            12,936           13,545                 13,846
06/30/95            14,054              14,054            13,421           14,054                 14,496
09/30/95            14,302              14,302            13,658           14,302                 15,013
12/31/95            14,998              14,998            14,323           14,998                 15,609
03/31/96            15,051              15,051            14,374           15,051                 15,757
06/30/96            15,395              15,394            14,697           15,370                 16,164
09/30/96            16,002              15,989            15,259           15,928                 16,830
12/31/96            16,590              16,558            15,793           16,442                 17,453
03/31/97            16,762              16,717            15,938           16,562                 17,713
06/30/97            17,335              17,276            16,378           17,078                 18,267
09/30/97            17,859              17,783            16,853           17,539                 18,892


                      FOR PERIOD ENDING SEPTEMBER 30, 1997

                           AVERAGE ANNUAL TOTAL RETURN

                                          1 Year     5 Year    From Inception
Institutional Class                       11.59%      9.59%         9.71%
Service Class                             11.23%      9.50%         9.64%
Investor A Class (Load Adjusted)           5.47%      8.33%         8.70%
Investor A Class (NAV)                    11.02%      9.44%         9.59%
Investor B Class (Load Adjusted)           5.16%      8.75%         9.22%
Investor B Class (NAV)                    10.11%      9.19%         9.39%
Investor C Class (Load Adjusted)           9.01%      9.19%         9.39%
Investor C Class (NAV)                    10.11%      9.19%         9.39%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: SERVICE SHARES, 7/1/91; INVESTOR BSHARES, 4/19/96; INVESTOR A SHARES, 4/22/96; INSTITUTIONAL SHARES, 6/10/96; AND INVESTOR C SHARES, 9/11/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                              COMPASS CAPITAL FUNDS               [LOGO OMITTED]


                                 TAX-FREE INCOME
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     BLACKROCK FINANCIAL MANAGEMENT, INC.

TOTAL NET ASSETS (9/30/97):
     $74.7 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH:
     SEEKS A HIGH LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX BY INVESTING IN A PORTFOLIO OF MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     [BULLET] THE MANAGER REMAINED FOCUSED ON OWNING HIGH GRADE (AAA- AND AA-RATED) MUNICIPAL SECURITIES DUE TO RELATIVELY SMALL AMOUNT OF INCREMENTAL YIELD AVAILABLE TO INVESTORS BY OWNING LOWER RATED (A-AND BBB-RATED) BONDS.
     [BULLET] IN GENERAL, THE PORTFOLIO HAS AVOIDED PAR BONDS AND FOCUSED ON BONDS TRADING AT EITHER A PREMIUM OR DISCOUNTED PRICE, WHICH THE MANAGER BELIEVES OFFER MORE ATTRACTIVE TOTAL RETURN OPPORTUNITIES.



      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE TAX-FREE
INCOME PORTFOLIO AND THE LEHMAN MUNICIPAL BOND INDEX FROM INCEPTION AND AT EACH
                                FISCAL YEAR END.

                              [LINE GRAPH OMITTED]
                            [PLOT POINTS AS FOLLOWS]

            Institutional Class   Service Class   Investor A Class  Investor B Class  Investor C Class   Lehman Municipal Bond Index
5/14/90           $10,000            $10,000          $ 9,600           $10,000           $10,000                 $10,000
9/30/90            10,139             10,139            9,733            10,139            10,139                  10,202
9/30/91            11,296             11,296           10,844            11,296            11,296                  11,548
9/30/92            12,504             12,504           12,004            12,504            12,504                  12,755
9/30/93            14,199             14,193           13,620            14,188            14,188                  14,381
9/30/94            13,660             13,624           13,045            13,589            13,589                  14,034
9/30/95            15,241             15,155           14,478            15,082            15,082                  15,604
9/30/96            16,378             16,238           15,487            16,105            16,105                  16,545
12/31/96           16,853             16,696           15,918            16,522            16,522                  16,967
3/31/97            16,839             16,669           15,886            16,458            16,458                  16,927
6/30/97            17,446             17,258           16,439            16,999            16,999                  17,511
9/30/97            18,032             17,824           16,971            17,516            17,516                  18,040



                      FOR PERIOD ENDING SEPTEMBER 30, 1997


                          AVERAGE ANNUAL TOTAL RETURN

                                                          Taxable                 Taxable      From        Taxable
                                             1 Year     Equivalent*  5 Year     Equivalent*  Inception   Equivalent*
                                             ------     -----------  ------     -----------  ---------   -----------
Institutional Class                          10.09%       14.09%      7.60%       10.61%       8.31%        11.60%
Service Class                                 9.77%       13.64%      7.35%       10.26%       8.14%        11.36%
Investor A Class (Load Adjusted)              5.21%        7.27%      6.31%        8.81%       7.42%        10.36%
Investor A Class (NAV)                        9.58%       13.37%      7.18%       10.02%       8.02%        11.20%
Investor B Class (Load Adjusted)              3.88%        5.42%      6.54%        9.13%       7.88%        11.00%
Investor B Class (NAV)                        8.77%       12.24%      6.97%        9.73%       7.88%        11.00%
Investor C Class (Load Adjusted)              7.68%       10.72%      6.97%        9.73%       7.88%        11.00%
Investor C Class (NAV)                        8.77%       12.24%      6.97%        9.73%       7.88%        11.00%


*TAXABLE EQUIVALENT TOTAL RETURN IS BASED ON THE ANNUALIZED TOTAL RETURN AND A FEDERAL TAX RATE OF 39.6%. IT REPRESENTS THE RETURN ON A TAXABLE INVESTMENT NECESSARY TO EQUAL THE AFTER-TAX RETURN OF THE COMPASS CAPITAL TAX-FREE
INCOME PORTFOLIO.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INVESTOR A SHARES, 5/14/90; INSTITUTIONAL SHARES, 1/21/93; SERVICE SHARES, 7/29/93; INVESTOR BSHARES, 7/18/96; AND INVESTOR C SHARES, 2/28/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

[LOGO OMITTED]               COMPASS CAPITAL FUNDS


                          PENNSYLVANIA TAX-FREE INCOME
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     BLACKROCK FINANCIAL MANAGEMENT, INC.

TOTAL NET ASSETS (9/30/97):
     $100.8 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN LOCAL GENERAL OBLIGATION INDEX

INVESTMENT APPROACH:
     SEEKS A HIGH LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL, PENNSYLVANIA STATE AND LOCAL INCOME TAX BY INVESTING IN A PORTFOLIO OF MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     [BULLET] WHERE OPPORTUNITIES EXISTED, THE MANAGER SELECTIVELY TOOK ADVANTAGE OF YIELD SPREADS BETWEEN HIGHER-RATED AND LOWER-RATED PENNSYLVANIA MUNICIPAL BONDS. THE PORTFOLIO WILL LOOK TO REVERSE THESE TRADES WHEN THE OPPORTUNITIES PRESENT THEMSELVES.
     [BULLET] IN GENERAL, THE PORTFOLIO HAS AVOIDED PAR BONDS AND FOCUSED ON BONDS TRADING AT EITHER A PREMIUM OR DISCOUNTED PRICE, WHICH THE MANAGER BELIEVES OFFER MORE ATTRACTIVE TOTAL RETURN OPPORTUNITIES.


    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PA TAX-FREE
  INCOME PORTFOLIO AND LEHMAN LOCAL GO INDEX FROM INCEPTION AND AT EACH FISCAL
                                   YEAR END.

                              [LINE GRAPH OMITTED]
                            [PLOT POINTS AS FOLLOWS]

              Institutional Class       Service Class    Investor A Class   Investor B Class     Lehman Local GO Index
12/01/92            $10,000                $10,000            $ 9,600           $10,000                $10,000
9/30/93              11,169                 11,165             10,723            11,169                 11,132
9/30/94              10,813                 10,808             10,391            10,813                 10,943
9/30/95              11,982                 11,944             11,460            11,859                 12,517
9/30/96              12,737                 12,653             12,112            12,457                 12,803
12/31/96             13,062                 12,966             12,408            12,736                 13,140
3/31/97              13,013                 12,908             12,348            12,648                 13,140
6/30/97              13,413                 13,294             12,713            13,000                 13,621
9/30/97              13,810                 13,679             13,076            13,077                 14,028



                      FOR PERIOD ENDING SEPTEMBER 30, 1997

                           AVERAGE ANNUAL TOTAL RETURN

                                                          Taxable         From         Taxable
                                            1 Year      Equivalent*     Inception    Equivalent*
                                            -----       -----------     ---------    -----------
Institutional Class                          8.43%         12.00%         6.91%         9.84%
Service Class                                8.10%         11.53%         6.69%         9.53%
Investor A Class (Load Adjusted)             3.59%          5.11%         5.70%         8.12%
Investor A Class (NAV)                       7.95%         11.32%         6.60%         9.40%
Investor B Class (Load Adjusted)             2.30%          3.28%         5.48%         7.80%
Investor B Class (NAV)                       7.12%         10.14%         6.14%         8.74%

*TAXABLE EQUIVALENT TOTAL RETURN IS BASED ON THE ANNUALIZED TOTAL RETURN AND A COMBINED FEDERAL AND STATE TAX RATE OF 47.4%. IT REPRESENTS THE RETURN ON A TAXABLE INVESTMENT NECESSARY TO EQUAL THE AFTER-TAX RETURN OF THE COMPASS CAPITAL PENNSYLVANIA TAX-FREE INCOME PORTFOLIO.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL AND INVESTOR A SHARES, 12/1/92; SERVICE SHARES, 7/29/93; AND INVESTOR B SHARES, 10/3/94. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                             COMPASS CAPITAL FUNDS                [LOGO OMITTED]


                           NEW JERSEY TAX-FREE INCOME
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     BLACKROCK FINANCIAL MANAGEMENT, INC.

TOTAL NET ASSETS (9/30/97):
     $86.9 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN LOCAL GENERAL OBLIGATION INDEX

INVESTMENT APPROACH:
     SEEKS A HIGH LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL, NEW JERSEY STATE AND LOCAL INCOME TAX BY INVESTING IN A PORTFOLIO OF MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     [BULLET] WHERE OPPORTUNITIES EXISTED, THE MANAGER SELECTIVELY TOOK ADVANTAGE OF YIELD SPREADS BETWEEN HIGHER-RATED AND LOWER-RATED NEW JERSEY MUNICIPAL BONDS. THE PORTFOLIO WILL LOOK TO REVERSE THESE TRADES WHEN THE OPPORTUNITIES PRESENT THEMSELVES.
     [BULLET] IN GENERAL, THE PORTFOLIO HAS AVOIDED PAR BONDS AND FOCUSED ON BONDS TRADING AT EITHER A PREMIUM OR DISCOUNTED PRICE, WHICH THE MANAGER BELIEVES OFFER MORE ATTRACTIVE TOTAL RETURN OPPORTUNITIES.

    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE NJ TAX-FREE
INCOME PORTFOLIO AND THE LEHMAN LOCAL GO INDEX FROM INCEPTION AND AT EACH FISCAL
                                   YEAR END.

                              [LINE GRAPH OMITTED]
                            [PLOT POINTS AS FOLLOWS]

               Service Class     Investor A Class     Investor B Class     Lehman Local GO Index
07/01/91         $10,000             $ 9,600              $10,000                $10,000
02/28/92          10,802              10,370               10,802                 10,500
02/28/93          12,247              11,757               12,247                 12,329
02/28/94          12,882              12,367               12,882                 12,939
02/28/95          13,074              12,551               13,074                 13,161
01/31/96          14,427              13,850               14,427                 14,573
09/30/96          14,449              13,848               14,401                 14,785
12/31/96          14,810              14,189               14,728                 14,848
03/31/97          14,772              14,145               14,656                 14,848
06/30/97          15,185              14,534               15,031                 15,391
09/30/97          15,623              14,946               15,429                 15,851


                      FOR PERIOD ENDING SEPTEMBER 30, 1997

                           AVERAGE ANNUAL TOTAL RETURN

                                                          Taxable                 Taxable      From        Taxable
                                             1 Year     Equivalent*  5 Year     Equivalent*  Inception   Equivalent*
                                             ------     -----------  ------     -----------  ---------   -----------
Service Class                                 8.11%       11.84%      6.39%        9.33%       7.39%       10.79%
Investor A Class (Load Adjusted)              3.62%        5.28%      5.45%        7.96%       6.64%        9.69%
Investor A Class (NAV)                        7.94%       11.59%      6.32%        9.23%       7.34%       10.71%
Investor B Class (Load Adjusted)              2.32%        3.39%      5.69%        8.31%       7.01%       10.23%
Investor B Class (NAV)                        7.14%       10.42%      6.12%        8.93%       7.18%       10.48%

*TAXABLE EQUIVALENT TOTAL RETURN IS BASED ON THE ANNUALIZED TOTAL RETURN AND A COMBINED FEDERAL AND STATE TAX RATE OF 46%. IT REPRESENTS THE RETURN ON A TAXABLE INVESTMENT NECESSARY TO EQUAL THE AFTER-TAX RETURN OF THE COMPASS CAPITAL NEW JERSEY TAX-FREE INCOME PORTFOLIO.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: SERVICE SHARES, 7/1/91; INVESTOR A SHARES, 1/26/96; AND INVESTOR B SHARES, 7/2/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

[LOGO OMITTED]                COMPASS CAPITAL FUNDS


                              OHIO TAX-FREE INCOME
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     BLACKROCK FINANCIAL MANAGEMENT, INC.

TOTAL NET ASSETS (9/30/97):
     $11.6 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN LOCAL GENERAL OBLIGATION INDEX

INVESTMENT APPROACH:
     SEEKS A HIGH LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL, OHIO STATE AND LOCAL INCOME TAX BY INVESTING IN A PORTFOLIO OF MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     [BULLET] WHERE OPPORTUNITIES EXISTED, THE MANAGER SELECTIVELY TOOK ADVANTAGE OF YIELD SPREADS BETWEEN HIGHER-RATED AND LOWER-RATED OHIO MUNICIPAL BONDS. THE PORTFOLIO WILL LOOK TO REVERSE THESE TRADES WHEN THE OPPORTUNITIES PRESENT THEMSELVES.
     [BULLET] IN GENERAL, THE PORTFOLIO HAS AVOIDED PAR BONDS AND FOCUSED ON BONDS TRADING AT EITHER A PREMIUM OR DISCOUNTED PRICE, WHICH THE MANAGER BELIEVES OFFER MORE ATTRACTIVE TOTAL RETURN OPPORTUNITIES.



    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE OH TAX-FREE
INCOME PORTFOLIO AND THE LEHMAN LOCAL GO INDEX FROM INCEPTION AND AT EACH FISCAL
                                   YEAR END.

                              [LINE GRAPH OMITTED]
                            [PLOT POINTS AS FOLLOWS]

              Institutional Class    Service Class   Investor A Class  Investor B Class  Lehman Local GO Index
12/01/92           $10,000             $10,000           $ 9,600           $10,000             $10,000
09/30/93            10,910              10,907            10,474            10,910              11,232
09/30/94            10,493              10,469            10,073            10,493              10,943
09/30/95            11,621              11,565            11,133            11,503              12,104
09/30/96            12,333              12,234            11,761            12,063              12,803
12/31/96            12,644              12,533            12,043            12,330              13,141
03/31/97            12,611              12,490            11,997            12,260              13,140
06/30/97            13,001              12,867            12,355            12,600              13,621
09/30/97            13,385              13,238            12,706            12,676              14,028


                      FOR PERIOD ENDING SEPTEMBER 30, 1997

                           AVERAGE ANNUAL TOTAL RETURN

                                             Taxable      From      Taxable
                                   1 Year  Equivalent* Inception  Equivalent*
                                   ------  ----------- ---------  -----------
Institutional Class                 8.53%     12.50%      6.22%       9.12%
Service Class                       8.21%     12.04%      5.98%       8.77%
Investor A Class (Load Adjusted)    3.74%      5.48%      5.08%       7.45%
Investor A Class (NAV)              8.03%     11.77%      5.98%       8.77%
Investor B Class (Load Adjusted)    2.40%      3.52%      4.81%       7.05%
Investor B Class (NAV)              7.23%     10.60%      5.47%       8.02%

*TAXABLE EQUIVALENT TOTAL RETURN IS BASED ON THE ANNUALIZED TOTAL RETURN AND A COMBINED FEDERAL AND STATE TAX RATE OF 46.6%. IT REPRESENTS THE RETURN ON A TAXABLE INVESTMENT NECESSARY TO EQUAL THE AFTER-TAX RETURN OF THE COMPASS CAPITAL OHIO TAX-FREE INCOME PORTFOLIO.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL AND INVESTOR ASHARES, 12/1/92; SERVICE SHARES, 7/29/93; AND INVESTOR B SHARES, 10/13/94. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                             COMPASS CAPITAL FUNDS                [LOGO OMITTED]



                         NOTE ON PERFORMANCE INFORMATION

      The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes. If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent Class. In the case of Investor A, Investor B, Investor C and Service Shares, the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses.

      Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares are as follows:
Intermediate Government Bond, Intermediate Bond, Core Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income and Ohio Tax-Free Income Portfolios -- 4.00%; Government Income and Managed Income Portfolios -- 4.50%; Low Duration Bond Portfolio -- 3.00%; and International Bond Portfolio-- 5.00%. The maximum contingent deferred sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is 4.50% and 1.00%, respectively.

      The performance information also reflects fee waivers that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios' returns would have been lower if there were not such waivers. PAMG and the Portfolio's Administrators are under no obligation to waive or continue waiving their fees. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

[LOGO OMITTED]                COMPASS CAPITAL FUNDS

                                   BOND REPORT

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS OF THE COMPASS BOND PORTFOLIOS

     During the fiscal year ended September 30, 1997, the following Portfolios of Compass Capital Funds declared the following dividends from net realized capital gains:


                                                    SHORT-TERM       LONG-TERM
                                                   CAPITAL GAIN,   CAPITAL GAIN,
                                                     PER SHARE       PER SHARE
                                                   -------------   -------------
     Intermediate Bond Portfolio .............        $    --         $0.0135
     Core Bond Portfolio .....................             --          0.0453
     International Bond Portfolio ............         0.0582          0.4336

IMPORTANT TAX INFORMATION FOR THE TAX-FREE INCOME, PENNSYLVANIA TAX-FREE INCOME, NEW JERSEY TAX-FREE INCOME AND OHIO TAX-FREE INCOME PORTFOLIOS

      During the fiscal year ended September 30, 1997, 100% of the income dividends paid by the Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income and Ohio Tax-Free Income Portfolios were exempt-interest dividends for purposes of federal income taxes and, accordingly, were exempt from such taxes. However, the percentage of these dividends which must be included in federal alternative minimum taxable income for purposes of determining any liability for the alternative minimum tax is as follows:
Tax-Free Income Portfolio 13.7%, Pennsylvania Tax-Free Income Portfolio 2.1%, New Jersey Tax-Free Income Portfolio 6.0%, and Ohio Tax-Free Income Portfolio 9.3%.

      In January 1998, you will be furnished with a schedule showing the annual percentage breakdown by state or U.S. possession of the source of interest earned by each Portfolio in 1997.


                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             COMPASS CAPITAL FUNDS                [LOGO OMITTED]


                             STATEMENT OF NET ASSETS
                           LOW DURATION BOND PORTFOLIO


                                                   Par
AS OF SEPTEMBER 30, 1997          Maturity        (000)       Value
                                  --------      --------   -----------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 5.8%
   Banco Internacional S.A.
     5.89%**                      07/16/01       $1,750  $   1,749,621
   Federal National Mortgage Association
     6.29%                        10/04/00        2,000      2,014,060
   U.S. Treasury Notes
     7.25%+                       02/15/98        3,000      3,019,350
     6.25%                        08/31/00        1,000      1,009,720
     6.12%+                       09/30/00        1,000      1,006,090
     6.37%+                       03/31/01        5,840      5,915,511
                                                         -------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $14,703,749)                                        14,714,352
                                                         -------------
MORTGAGE PASS-THROUGHS -- 29.9%
   Federal Home Loan Mortgage
     Corporation
     7.25%                     10/03-06/08          150        151,096
     8.25%                     06/09-09/09          284        295,439
     8.75%                        01/01/13          197        208,276
     8.00%                     09/11-10/17          709        735,325
     7.50%                        04/01/22          342        349,889
     6.50%                        06/01/28        4,540      4,582,661
   Federal Home Loan Mortgage
     Corporation 5 Year
     7.00%+                    05/00-11/00        2,692      2,714,251
   Federal Home Loan Mortgage
     Corporation Multi-Family
     7.37%                        03/01/06          158        159,685
   Federal Home Loan Mortgage
     Corporation 7 Year
     8.00%+                       01/01/04        1,754      1,792,346
   Federal National Mortgage Association
     10 Year Balloon
     6.00%+                    12/03-02/04        6,195      6,127,634
   Federal National Mortgage Association
     7.00%+                       06/01/04        4,397      4,433,698
     6.50%                        10/01/05        1,619      1,619,494
     7.50%+                       04/01/09        2,615      2,668,596
     8.50%+                    12/10-09/12        4,886      5,105,528
   Federal National Mortgage Association 7 Year
     7.00%                        03/01/99           46         46,144
   Federal National Mortgage Association
     15 Year
     7.50%                        10/01/04          701        711,521
   General Motors Acceptance
     Corporation Grantor Trust, Series 97
     7.46%                        07/25/19        5,181      5,231,968
     7.50%                        10/10/19        5,850      5,947,272
   General Motors Acceptance
     Corporation Grantor Trust,
     Series 97-A, Class A
     7.13%                        04/01/20        7,509      7,593,354
   Government National Mortgage
     Association
     8.25%+                       01/15/09        5,840      6,101,936
   MLCC Mortgage Investors, Inc.,
     Series 96-B, Class A
     6.05%**                      07/15/21        4,348      4,369,481


                                                   Par
                                  Maturity        (000)       Value
                                  --------       -------   -----------
MORTGAGE PASS-THROUGHS (CONTINUED)
   MLCC Mortgage Investors, Inc.,
     Series 96-C, Class A
     6.03%**                      09/15/21       $6,944  $   6,973,231
   Salomon Brothers Mortgage
     Securities VII, Series 96-6B, Class A1
     6.00%**                      10/30/97        1,644      1,641,067
   Salomon Brothers Mortgage
     Securities VII, Series 96-6G,
     Class A1
     5.90%**                      04/15/23        1,426      1,423,994
   Sequoia Mortgage Trust,
     Series 97-1, Class A1
     6.02%**                      05/04/29        5,275      5,276,414
                                                         -------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $76,081,996)                                        76,260,300
                                                         -------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 16.0%
   Bear Sterns Mortgage Securities Inc.,
     Series 96-6, Class A2
     7.00%                        11/20/26        5,218      5,222,892
   CMC Securities Corporation II,
     Series 93-2G, Class A1
     7.19%**                      11/25/23        4,000      4,013,563
   Federal National Mortgage Association,
     Series 93-155, Class PD
     5.50%                        12/25/14        1,500      1,492,989
   Federal National Mortgage Association
     11.50%                       05/01/09          399        453,066
   Federal National Mortgage Association
     Grantor Trust, Series 96-T6, Class C
     6.20%                        02/26/01        6,273      6,222,082
   Morgan Stanley Capital I,
     Series 86-C, Class U4
     9.00%**                      11/01/06          168        168,166
   Residential Accredit Loans, Inc.,
     Series 97-QS7, Class A1
     7.50%                        07/25/27        1,893      1,915,172
   Residential Asset Securitization Trust,
     Series 97-A5, Class A3
     7.12%                        12/25/25        5,490      5,522,908
   Residential Asset Securitization Trust,
     Series 96-A8, Class A1
     8.00%                        12/25/26        2,565      2,611,214
   Residential Asset Securitization Trust,
     Series 97-A1, Class A1
     7.00%                        03/25/27        2,626      2,636,889
   Residential Asset Securitization Trust,
     Series 97-A3, Class A1
     7.25%                        05/25/27          182        182,927
   Residential Asset Securitization Trust,
     Series 97-A9, Class A1
     7.25%                        11/25/27        5,070      5,120,700
   WIFC  Mortgage Loan Trust,
     Series 97, Class A1
     7.25%                        10/25/27        5,200      5,226,000
                                                         -------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $40,613,063)                                        40,788,568
                                                         -------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]               COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (CONTINUED)

                                                   Par
AS OF SEPTEMBER 30, 1997          Maturity        (000)       Value
                                ---------       --------   -----------
COMMERCIAL MORTGAGE-BACKED
  SECURITIES -- 5.8%
   Bosque Asset Corp.,
     Series 97-1, Class A1
     7.66%                        06/05/02       $3,714  $   3,732,866
   J.P. Morgan Commercial Mortgage
     Finance Corp., Series 97, Class D
     6.60%                        06/25/27        2,000      2,009,400
   Structured Asset Securities Corp.,
     Series 97-N1, Class A2
     5.80%**                      09/25/28        2,224      2,224,457
   Structured Asset Securities Corp.,
     Series 97-N1, Class D
     6.15%**                      09/25/28        4,000      4,000,000
   Prudential Home Mortgage  Securities
     Inc., Series 94-19, Class A2
     7.05%                        05/25/24        2,927      2,952,112
                                                         -------------
TOTAL COMMERCIAL MORTGAGE-
  BACKED SECURITIES
  (Cost $14,876,114)                                        14,918,835
                                                         -------------
ASSET BACKED SECURITIES -- 49.8%
   Aames Mortgage Trust, Series 97-C,
     Class A1
     5.85%**                      09/15/27        4,000      4,003,750
   AFC Mortgage Loan Trust,
     Series 97-3, Class A2
     5.85%**                      09/27/27        4,000      4,000,000
   Arcadia Automobile Receivables Trust,
     Series 97-B, Class A4
     6.50%                        06/17/02          200        201,562
   Arcadia Automobile Receivables Trust,
     Series 97-C, Class A2
     6.05%                        11/15/00        3,800      3,809,500
   Associates Manufactured Housing
     Pass-Through, Series 96-1, Class A1
     6.20%                        03/27/03        1,189      1,190,821
   Banc One Auto Grantor Trust,
     Series 96-A, Class A
     6.10%                        10/15/02        2,042      2,046,551
   Barnett Auto Trust, Series 97-A,
     Class A3
     6.03%                        11/15/01        5,800      5,790,937
   Chevy Chase Auto Receivables Trust,
     Series 96-2, Class A
     5.90%                        07/15/03        3,272      3,267,234
   Chevy Chase Auto Receivables Trust,
     Series 97-3, Class A
     6.20%                        03/20/04        4,180      4,183,919
   Contimortgage Home Equity Loan
     Trust, Series 97-4, Class A1
     6.37%                        03/15/08        8,000      7,993,750
   Contimortgage Home Equity Loan
     Trust, Series 97-4, Class A2
     6.27%                        02/15/12        3,800      3,803,562
   EQCC Home Equity Loan Trust,
     Series 94-1, Class A
     5.80%                        03/15/09        2,470      2,433,702
   Fifth Third Auto Grantor Trust,
     Series 96-B, Class A
     6.45%                        03/15/02        1,758      1,765,895


                                                   Par
                                  Maturity        (000)       Value
                                  --------       -------   -----------
ASSET BACKED SECURITIES (CONTINUED)
   Fifth Third Bank Asset Trust, Series 96,
     Class A
     6.20%++                      09/15/01       $2,464  $   2,469,687
   First Omni Bank Credit Card Master
     Trust, Series 96-A, Class A
     6.65%                        09/15/03        2,860      2,898,431
   First Security Auto Grantor Trust,
     Series 97-A, Class A
     6.30%                        08/15/03        4,711      4,730,045
   Ford Credit Auto Lease Trust,
     Series 96-1, Class A
     5.80%                        05/15/99        4,744      4,736,412
   General Motors Acceptance
     Corporation Grantor Trust,
     Series 95-A, Class A
     7.15%                        03/15/00        3,602      3,625,319
   General Motors Acceptance
     Corporation Grantor Trust,
     Series 97-A, Class A
     6.50%                        04/15/02        4,089      4,107,621
   Green Tree Financial Corp.,
     Series 95-A, Class A
     7.25%                        07/15/05        4,096      4,086,767
   Home Equity Loan Asset Backed
     Certificates, Series 93-2, Class A3
     4.65%                        12/20/08        2,743      2,724,578
   Honda Auto Receivables Grantor Trust,
     Series 95-A, Class A
     6.20%                        12/15/00        2,571      2,577,362
   IMC Home Equity loan Trust,
     Series 97-5, Class A1
     6.51%                        02/20/06        4,260      4,263,328
   MBNA Master Credit Card Trust,
     Series 97-J, Class A
     5.76%**                      02/15/07        2,000      1,998,750
   MMCA Automobile Trust,
     Series 95-1, Class A
     5.70%                        11/15/00          142        141,837
   NPC Health Care Receivables, Inc.,
     Series 97-1, Class A
     6.33%                        07/01/00        2,500      2,500,781
   Olympic Automobile Receivables Trust,
     Series 97-A, Class A2
     6.12%                        08/15/00        4,217      4,218,482
   People's Bank Credit Card Master
     Trust, Series 97-2, Class A
     5.78%**                      04/15/05        3,000      3,000,000
   Platinum Commercial Loan Master
     Trust, Series 97-A, Class A2
     5.88%**                      09/20/06        4,600      4,600,000
   Small Business Administration
     Participation Certificates,
     Series 97, Class A
     6.35%**                      03/15/17        2,815      2,821,752
   SMS Student Loan Trust, Series 97-A,
     Class A
     5.96%**                      10/25/25        3,200      3,142,500
   Student Loan Marketing Association,
     Series 97-3, Class A1
     5.74%**                      04/25/06        2,800      2,793,875
   Student Loan Marketing Association,
     Series 97-3, Class A2
     5.78%**                      10/25/10        4,300      4,279,844

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             COMPASS CAPITAL FUNDS                [LOGO OMITTED]


                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (CONTINUED)

                                                   Par
AS OF SEPTEMBER 30, 1997          Maturity        (000)       Value
                                ---------       --------   -----------
ASSET BACKED SECURITIES (CONTINUED)
   The Money Store Business Loan
     Backed Securities, Series 97-1,
     Class A
     6.40%**                      04/15/28       $4,814  $   4,838,555
   The Money Store Business Loan Backed
     Securities, Series 97-1, Class B
     6.73%**                      01/25/25        2,500      2,500,000
   Toyota Auto Receivables Grantor Trust,
     Series 97, Class A
     6.45%                        04/15/02        4,910      4,940,614
   World Omni Automobile Lease
     Securitization Trust,
     Series 96-B, Class A3
     6.25%                        11/15/02        4,310      4,320,102
                                                         -------------
TOTAL ASSET BACKED SECURITIES
  (Cost $126,644,104)                                      126,807,825
                                                         -------------
CORPORATE BONDS -- 9.3%
FINANCE -- 5.0%
   American General Finance
     7.45%++                      07/01/02        1,000      1,038,165
   CIT Group Holdings
     6.12%                        09/01/98          500        501,206
   International Lease Finance Corp.
     6.87%                        05/01/01        1,000      1,015,314
   Lehman Brothers Holdings
     7.00%                        05/13/99        3,650      3,689,617
   Salomon, Inc.
     6.70%                        07/05/00        4,000      4,037,134
   Toyota Motor Credit Corp.
     6.06%**                      02/15/02        2,500      2,405,000
                                                         -------------
                                                            12,686,436
                                                         -------------
INDUSTRIAL -- 0.6%
   Chrysler Financial Corp.
     6.95%                        03/25/02        1,000      1,019,896
   Smithkline Beecham Corp.
     6.62%                        10/01/01          500        505,406
                                                         -------------
                                                             1,525,302
                                                         -------------
UTILITY -- 0.2%
   Southern California Edison
     5.60%                        12/15/98          500        497,887
                                                         -------------
YANKEE -- 3.5%
   Cadbury Schweppe
     5.87%                        12/01/98          300        299,236
   Exp-Import Bank of Korea
     7.12%                        09/20/01        3,000      3,002,142
   Nordbanken
     6.31%**                      10/25/01          150        150,225
   SBC Glacier Finance LTD
     5.87%**                      09/10/04        5,550      5,549,133
                                                         -------------
                                                             9,000,736
                                                         -------------
TOTAL CORPORATE BONDS
  (Cost $23,664,566)                                        23,710,361
                                                         -------------
TAXABLE MUNICIPAL BONDS -- 0.1%
   New York City G.O. Series E
     6.55%                        08/01/00          200        201,500
                                                         -------------
  (Cost $200,245)


                                                   Par
                                  Maturity        (000)       Value
                                  --------       -------   -----------
SHORT TERM INVESTMENTS -- 0.2%
   Smith Barney Money Market Fund                $  490   $    489,550
  (Cost $489,550)                                         ------------

TOTAL INVESTMENTS IN SECURITIES
  (Cost $297,273,387*)                           116.9%    297,891,291

REVERSE REPURCHASE AGREEMENTS -- (12.4%)
   Aubrey Lanston
     (Agreement dated 09/17/97
     to be repurchased at $1,771,280.
     Collateralized by $1,750,000 U.S.
     Treasury Notes, 7.25% due 02/15/98.
     The value of the collateral is
     $1,771,280.)
     5.50%                        10/01/97       $1,767   $ (1,771,280)
   Aubrey Lanston
     (Agreement dated 09/25/97 to be
     repurchased at $4,224,836.
     Collateralized by $4,050,000 U.S.
     Treasury Notes, 6.375% due 03/31/01.
     The value of the collateral
     is $4,224,836.)
     5.53%                        10/07/97        4,217     (4,220,949)
   Lehman Brothers
     (Agreement dated 09/19/97 to be
     repurchased at $1,631,987.
     Collateralized by $1,600,000 U.S.
     Treasury Notes, 6.125%
     to 7.25% due 02/15/98 to 09/30/00.
     The value of the collateral is
     $1,631,987.)
     5.50%                        10/01/97        1,629     (1,631,987)
   Lehman Brothers
     (Agreement dated 09/30/97 to be
     repurchased at $1,963,776.
     Collateralized by $6,248,000 Federal
     National Mortgage Association, 7.50%
     due 04/01/09.  The value of the
     collateral is $1,963,776.)
     5.78%                        11/13/97        1,950     (1,950,313)
   Paine Webber
     (Agreement dated 09/25/97 to
     be repurchased at $8,474,119.
     Collateralized by $10,760,000
     Government National Mortgage
     Association, 8.00% to 8.25% due
     09/15/08 to 01/15/09. The value of the
     collateral is $8,474,119.)
     5.65%                        10/20/97        8,441     (8,448,949)
   Paine Webber
     (Agreement dated 09/23/97 to
     be repurchased at $4,420,717.
     Collateralized by $8,415,000 Federal
     National Mortgage Association, 6.00%
     due 01/01/04 to 02/01/04. The value of
     the collateral is $4,420,717.)
     5.65%                        10/23/97        4,400     (4,405,524)
   Paine Webber
     (Agreement dated 09/18/97 to
     be repurchased at $5,652,453.
     Collateralized by $6,760,000 Federal
     National Mortgage Association, 7.00% to
     8.50% due 06/01/04 to 12/01/10. The
     value of the collateral is $5,652,453.)
     5.62%                        11/17/97        5,600     (5,601,707)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                 COMPASS CAPITAL FUNDS



                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (CONCLUDED)


                                                   Par
AS OF SEPTEMBER 30, 1997          Maturity        (000)       Value
                                ---------       --------   -----------
REVERSE REPURCHASE AGREEMENTS (CONTINUED)
   Paine Webber
     (Agreement dated 09/22/97 to
     be repurchased at $3,516,261.
     Collateralized by $4,900,000 Federal
     Home Loan Mortgage Corporation, 7.00%
     to 8.00% due 05/01/00 to 01/01/04. The
     value of the collateral is $3,516,261.)
     5.65%                        11/20/97       $3,484   $ (3,488,922)

TOTAL REVERSE REPURCHASE AGREEMENTS
   (Cost $31,519,631)                                      (31,519,631)
                                                          ------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS                                          (4.5%)   (11,544,347)
                                                 ------   ------------

NET ASSETS (Applicable to 6,903,395
  Blackrock shares, 10,359,147
  Institutional shares, 8,376,407 Service
  shares, 109,020 Investor A shares,
  1,314 Investor B shares and 7,314
  Investor C shares outstanding)                 100.0%   $254,827,313
                                                 ======   ============
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  BLACKROCK, INSTITUTIONAL,
  SERVICE AND INVESTOR A SHARE
  ($254,741,954 / 25,747,969)                                    $9.89
                                                                 =====
OFFERING PRICE PER BLACKROCK,
  INSTITUTIONAL AND SERVICE SHARE                                $9.89
                                                                 =====
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($9.89 / .970)                                                $10.20
                                                                 =====




                                                              Value
                                                          ------------

NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE (SUBJECT TO A MAXIMUM
  CONTINGENT DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($12,996 / 1,314)                                              $9.89
                                                                 =====
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE (SUBJECT TO A MAXIMUM
  CONTINGENT DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($72,363 / 7,314)                                              $9.89
                                                                 =====



----------------------

* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
    Gross unrealized appreciation                       $      761,027
    Gross unrealized depreciation                             (143,123)
                                                        --------------
                                                        $      617,904
                                                        ==============

**  Rates shown are the rates as of September 30, 1997.

+ Partial principal in the amount of $44,483,000 has been pledged as collateral for reverse repurchase agreements.

++ Principal amount of securities pledged as collateral is $719,551 on 225 long U.S. Treasury Notes and 57 short U.S. Treasury Notes futures contracts expiring December 1997. The value of such contracts on September 30, 1997 was $52,862,672, thereby resulting in an unrealized gain of $128,890.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             COMPASS CAPITAL FUNDS                [LOGO OMITTED]


                             STATEMENT OF NET ASSETS
                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                                   Par
AS OF SEPTEMBER 30, 1997          Maturity        (000)       Value
                                 ---------      --------   -----------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 27.1%
   Federal Home Loan Bank
     5.40%**                      10/01/97       $3,000  $   2,988,750
   Small Business Administration
     Participation Certificates,
     Series 96-20H, Class 1
     7.25%                        08/01/16        2,919      2,998,988
   Small Business Administration
     Participation Certificates,
     Series 96-20J, Class 1
     7.20%                        10/01/16        1,675      1,715,955
   Small Business Investment
     Cos. Pass-Through, Series 96-P10A,
     Class 1
     6.67%                        02/10/06        2,800      2,796,401
   Small Business Investment Cos.
     Pass-Through, Series 96-P10C,
     Class 1
     7.35%                        08/01/06        2,500      2,586,692
   U.S. Treasury Bonds
     12.75%                       11/15/10        3,840      5,413,363
     13.87%                       05/15/11        1,525      2,290,794
     14.00%                       11/15/11        1,400      2,145,500
   U.S. Treasury Notes
     5.87%                        07/31/99        7,900      7,906,636
     5.87%                        09/30/99        1,000        999,250
    #6.00%                        08/15/00        9,525      9,558,908
                                                         -------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $40,969,736)                                        41,401,237
                                                         -------------
MORTGAGE PASS-THROUGHS -- 27.2%
   Federal Home Loan Mortgage
     Corporation COFI ARM
     6.13%                        09/01/20        3,196      3,165,499
   Federal Home Loan Mortgage
     Corporation
     7.00%                        05/01/16        1,204      1,216,572
     8.00%                        06/01/17        1,480      1,529,528
     6.50%                     01/24-10/27        3,525      3,438,736
   Federal Home Loan Mortgage
     Corporation 15 Year
     7.00%                        05/01/02          308        308,410
   Federal Housing Administration, USGI
     7.46%                        05/01/21        1,893      1,936,859
   Federal National Mortgage Association
     6.50%                        10/01/05        1,184      1,184,406
     8.50%                        12/01/10        3,258      3,422,518
     7.26%                        01/25/11        2,000      2,066,250
   Federal National Mortgage
     Association Multi-Family
     6.50%                        10/25/03        4,277      4,299,474
     6.08%                        10/25/22        4,419      4,442,430
   Federal National Mortgage
     Association 10 Year
     6.00%                     11/03-02/04        3,966      3,921,348
   Federal National Mortgage Association
     Multi 10-Year
     7.71%                        12/01/18        2,259      2,367,386
   Government National Mortgage
     Association
     7.00%                        04/15/26          204        203,890
   Merrill Lynch, Series 97-23
     7.43%                        12/01/21        4,279      4,367,211


                                                   Par
                                  Maturity        (000)       Value
                                  --------       -------   -----------
MORTGAGE PASS-THROUGHS (CONTINUED)
   MLCC Mortgage Investors, Inc.,
     Series 96-C, Class A
     6.05%**++                    09/15/21       $3,646  $   3,660,946
                                                         -------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $41,185,211)                                        41,531,463
                                                         -------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 11.2%
   Collateralized Mortgage Obligation
     Trust, Series 36, Class A, (PO)
     6.31%**                      10/25/17          809        636,408
   Community Program Loan Trust,
     Series 87-A, Class A4
     4.50%                        10/01/18        4,318      3,800,928
   Federal National Mortgage Association
     Grantor Trust, Series 96-T, Class C
     6.20%                        02/26/01        1,845      1,830,024
   Federal National Mortgage Association
     Grantor Trust, Series 96T, Class D
     6.72%                        02/26/01        5,137      5,162,798
   Federal National Mortgage Association
     Grantor Trust, Series 96-T6, Class A
     6.32%                        10/25/00        2,756      2,746,528
   Residential Asset Securitization Trust,
     Series 97-A1, Class A1
     7.00%                        03/25/27        1,335      1,340,791
   Residential Asset Securitization Trust,
     Series 97-A3, Class A1
     7.25%                        05/25/27        1,543      1,554,881
                                                         -------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $17,056,442)                                        17,072,358
                                                         -------------
COMMERCIAL MORTGAGE-BACKED
  SECURITIES -- 1.7%
   General Motors Acceptance Corp.
     Series 97-C1, Class  X (IO)
     8.26%**                      07/15/27       11,825      1,215,752
   Morgan Stanley Capital Corp.,
     Series 97-HF1, Class A1
     6.86%                        07/15/29        1,387      1,407,311
                                                         -------------
TOTAL COMMERCIAL MORTGAGE-
  BACKED SECURITIES
  (Cost $2,608,420)                                          2,623,063
                                                         -------------
ASSET BACKED SECURITIES -- 27.7%
   American Express Credit Account
     Master Trust, Series 97-1, Class A
     6.50%                        04/15/05        3,000      3,015,469
   Arcadia Automobile Receivables Trust,
     Series 97-B, Class A-4
     6.50%                        06/17/02        1,500      1,511,719
   Associates Manufactured Housing
     Pass-Through, Series 96-1, Class A1
     6.20%                        03/15/27        1,072      1,074,074
   Chevy Chase Auto Receivables Trust,
     Series 97-3, Class A
     6.20%                        03/20/04        1,490      1,491,397
   Contimortgage Home Equity Loan
     Trust, Series 97-4, Class A
     6.44%                        12/15/12        1,450      1,441,391
   First USA Credit Card Master Trust,
     Series 94-4, Class A
     5.87%                        08/15/03        3,000      3,023,906


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONCLUDED)

                                                   Par
AS OF SEPTEMBER 30, 1997          Maturity        (000)       Value
                                 ---------      --------   -----------
ASSET BACKED SECURITIES (CONTINUED)
   First USA Credit Card Master Trust,
     Series 94-6, Class A
     6.03%**                      10/15/97       $2,700  $   2,720,672
   First USA Credit Card Master Trust,
     Series 97-6, Class A
     6.42%**                      03/17/05        2,840      2,853,756
   First Home Mortgage Acceptance Corp.,
     Series 97-B, Class A
     6.85%                        09/01/19        1,475      1,490,441
   General Motors Acceptance Corp.
     7.43%                        12/01/21        1,632      1,664,404
   Green Tree Financial Corp.,
     Series 95-7, Class A2
     6.15%                        11/15/26        1,245      1,247,122
   Green Tree Financial Corp.,
     Series 95-8, Class A5
     6.90%                        12/15/26          800        812,125
   Green Tree Financial Corp.,
     Series 96-7, Class A1
     6.00%                        10/15/27          899        899,234
   Green Tree Home Improvement Loan
     Trust, Series 97-C, Class HEA2
     6.38%                        08/15/27        1,600      1,607,000
   HFC Home Equity Loan Asset Backed
     Certificates, Series 93-1, Class A3
     4.75%                        05/20/08          336        334,476
   National Premier Financial, Series 97-1,
     Class A
     6.81%                        07/01/01        2,300      2,320,125
   Old Stone Credit Corp. Home Equity
     Trust, Series 93-2, Class A1
     6.02%                        06/15/08        1,975      1,959,727
   Platinum Commercial Loan Master Trust,
     Series 97-ARS, Class A2
     5.89%**                      09/20/06        2,700      2,700,000
   Security Pacific Home Equity Loan,
     Series 91-1, Class B
     8.85%                        05/15/98        1,899      1,918,621
   SMS Student Loan Trust, Series 97-A,
     Class A
     5.76%**                      10/27/25        1,500      1,473,047
   Standard Credit Card Master Trust,
     Series 95-6, Class A
     6.75%                        06/07/00        1,500      1,508,203
   The Money Store Home Equity Trust,
     Series 94-A, Class A2
     5.25%                        02/15/16        1,338      1,318,491
   The Money Store Home Equity Trust,
     Series 95-A, Class A8
     8.12%                        06/15/15        1,277      1,320,418
   Union Acceptance Corp., Series 96-A,
     Class A
     5.40%                        04/07/03        2,527      2,505,461
                                                         -------------
TOTAL ASSET BACKED SECURITIES
  (Cost $42,111,556)                                        42,211,279
                                                         -------------
TAXABLE MUNICIPAL BONDS -- 2.1%
   New Jersey Econ. Devel. Auth. Pension
     Obligation Bond, Series 97, Class B
     6.62%                        02/15/02        1,527      1,165,162
   Stanislaus County, CA,  Pension
     Obligation, Series 95
     7.15%                        08/15/13        2,000      2,040,000
                                                         -------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $3,148,745)                                          3,205,162
                                                         -------------


                                                   Par
                                  Maturity        (000)       Value
                                  --------       -------   -----------
SHORT TERM INVESTMENTS -- 1.3%
   Federal Home Loan Bank Discount Notes
     6.00%**                      10/01/97       $1,900  $   1,900,000
   Smith Barney Money Market Fund                    59         58,594
                                                         -------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $1,958,594)                                          1,958,594
                                                         -------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $149,038,704*)                            98.3%    150,003,156

OTHER ASSETS IN EXCESS
  OF LIABILITIES                                   1.7%      2,589,572
                                                 ------  -------------

NET ASSETS (Applicable to 9,556,151
  Institutional shares, 4,998,928 Service
  shares, 531,600 Investor A shares, 2,765
  Investor B shares and 5,043 Investor
  C shares outstanding)                          100.0%   $152,592,728
                                                 ======  =============
NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($152,513,787 / 15,086,679)                                   $10.11
                                                                ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                             $10.11
                                                                ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($10.11 / .960)                                               $10.53
                                                                ======
NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%) PER
  INVESTOR B SHARE
  ($27,960 / 2,765)                                             $10.11
                                                                ======
NET ASSET VALUE, OFFERING
  PRICE AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%) PER
  INVESTOR C SHARE
  ($50,981 / 5,043)                                             $10.11
                                                                ======

------------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                       $   1,155,925
     Gross unrealized depreciation                            (191,473)
                                                         -------------
                                                         $     964,452
                                                         =============
**   Rates shown are the rates as of September 30, 1997.

#    Total or partial securities on loan.

++ Principal amount of securities pledged as collateral is $306,184 on 59 long U.S. Treasury Notes and 12 long U.S. Treasury Bond futures contracts expiring December 1997. The value of such contracts on September 30, 1997 was $7,880,750, thereby resulting in an unrealized gain of $79,563.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        COMPASS CAPITAL FUNDS                     [LOGO OMITTED]


                        STATEMENT OF NET ASSETS
                      INTERMEDIATE BOND PORTFOLIO

                                                   Par
AS OF SEPTEMBER 30, 1997          Maturity        (000)       Value
                                  --------       -------   -----------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 8.8%
   Federal Home Loan Bank Notes
     5.40%**                      10/27/97       $2,000  $   1,992,500
   Small Business Administration
     Participation Certificates,
     Series 92-20H, Class 1
     7.40%**                      08/01/12        4,055      4,182,786
   Small Business Administration
     Participation Certificates,
     Series 96-20H, Class 1
     7.25%**                      08/01/16        3,893      3,998,650
   Small Business Investment Cos.
     Pass-Through, Series 96-P10A,
     Class 1
     6.67%**                      02/10/06        3,100      3,096,016
   Small Business Investment Cos.
     Pass-Through, Series 96-P10C,
     Class 1
     7.35%                        08/10/06        3,000      3,104,030
   U.S. Treasury Bonds
     13.87%+                      05/15/11        1,650      2,478,564
     14.00%+                      11/15/11        5,200      7,969,000
   U.S. Treasury Notes
     6.37%+                       03/31/01        1,050      1,063,576
     6.25%                        02/15/07        2,880      2,894,112
                                                         -------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $30,357,339)                                        30,779,234
                                                         -------------
MORTGAGE PASS-THROUGHS -- 17.7%
   Federal Home Loan Mortgage Corporation
     9.00%                        06/01/21        1,189      1,265,248
     6.50%+                       02/01/25        4,607      4,494,493
     7.00%                        10/01/25        1,697      1,693,414
   Federal Home Loan Mortgage
     Corporation, Series 5550
     8.00%+                       09/01/18        6,688      6,921,823
   Federal Home Loan Mortgage
     Corporation 15 Year
     8.50%                        10/15/98           48         50,172
     9.00%                        12/01/01          170        176,941
     9.50%                        01/01/05          426        443,343
   Federal Housing Administration,
     USGI, Series 2056
     7.46%                        05/01/21        3,425      3,504,793
   Federal National Mortgage Association
     8.00%+                       03/01/08        4,124      4,265,149
     7.50%                     05/09-10/10        4,803      4,920,217
     8.50%+                       12/01/10        4,594      4,826,628
   Federal National Mortgage
     Association Multi-Family
     6.50%                        10/25/03        1,800      1,806,750
     7.26%                        01/25/11        2,000      2,066,250
   Federal National Mortgage
     Association 10 Year
     6.00%                     01/04-02/04        7,238      7,156,463
   Federal National Mortgage Association
     15 Year
     9.50%                        03/01/05           18         19,008
   General Motors Acceptance Corp.
     7.43%                        12/01/21        4,487      4,577,103
   Merrill Lynch, Series 97-23
     7.43%                        12/01/21        9,969     10,190,099
   MLCC Mortgage Investors, Inc.,
     Series 96-C, Class A
     6.06%**++                    09/15/21        1,302      1,307,481


                                                   Par
                                  Maturity        (000)       Value
                                 ---------      --------   -----------
MORTGAGE PASS-THROUGHS (CONTINUED)
   Salomon Brothers Mortgage
     Securities VII, Series 96-6B,
     Class A1
     6.03%**                      04/15/23       $1,121 $    1,118,910
   Salomon Brothers Mortgage
     Securities VII, Series 96-6G,
     Class A1
     5.93%**                      04/15/23        1,000        998,714
                                                         -------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $61,147,743)                                        61,802,999
                                                         -------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 16.0%
   Community Program Loan Trust,
     Series 87-A, Class A4
     4.50%                        10/01/18        4,606      4,054,324
   Federal Home Loan Mortgage
     Corporation, Series T-2, Class A
     7.00%                        01/25/21        2,059      2,056,701
   Federal National Mortgage Association
     Grantor Trust, Series 96-T6, Class C
     6.20%+                       02/26/01        7,472      7,411,598
   Federal National Mortgage Association
     Grantor Trust, Series 96-T6, Class A
     6.32%+                       10/25/00        5,703      5,683,500
   Federal National Mortgage Association,
     Series 274, Class 1 (PO)
     6.50%                        10/01/25        1,272      1,001,565
   Federal National Mortgage Association,
     Series 280, Class 1 (PO)
     5.06%+                       12/25/24        1,885      1,465,888
   Federal National Mortgage Association,
     Series 89-16, Class B (PO)
     5.65%+                       03/25/19        1,668      1,306,799
   Federal National Mortgage Association
     Grantor Trust, Series 96-T6 Class D
     6.72%+                       02/26/01        8,714      8,757,477
   Residential Accredit Loans, Inc,
     Series 95-QS1, Class A1
     7.25%                        10/25/27        6,400      6,446,000
   Residential Asset Securitization Trust,
     Series 96-A8, Class A1
     8.00%+                       12/25/26        3,093      3,148,816
   Residential Asset Securitization Trust,
     Series 97-A1, Class A1
     7.00%                        03/25/27        3,116      3,128,512
   Residential Asset Securitization Trust,
     Series 97-A3, Class A1
     7.25%                        05/25/27        3,535      3,562,301
   Residential Asset Securitization Trust,
     Series 97-A9, Class A1
     7.25%                        11/25/27        7,610      7,686,100
                                                         -------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $55,246,119)                                        55,709,581
                                                         -------------
CORPORATE BONDS -- 29.4%
FINANCE -- 9.4%
   American Savings Bank
     6.62%                        02/15/06        1,350      1,320,681
   Bank of Boston
     6.46%**                      06/15/27        3,300      3,273,187
   Bear Stearns Capital
     7.00%                        01/15/27        3,300      3,337,125
   Chase Manhattan Corp.
     6.62%                        01/15/98        1,000      1,002,647
   Crestar Capital Trust I
     8.16%                        12/15/26        2,700      2,794,500
   Crestar Financial Corp.
     8.25%                        07/15/02        1,800      1,918,656


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]               COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                   Par
AS OF SEPTEMBER 30, 1997          Maturity        (000)       Value
                                 ---------      --------   -----------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   Equitable Surplus
     6.95%                        12/01/05       $1,000  $   1,007,102
   Finova Capital Corp.
     7.12%                        05/17/04        1,650      1,685,089
   Ikon Capital Resources
     6.93%                        06/07/99        2,400      2,429,257
   J.P. Morgan & Co.
     5.99%**                      02/15/12        2,500      2,403,750
   Meridian Bancorp.
     6.62%                        06/15/00        1,500      1,515,413
   National City Capital Trust I
     6.75%                        06/01/99        3,600      3,629,151
   Paine Webber, Inc.
     7.87%                        02/15/03        1,500      1,577,526
   Salomon, Inc.
     8.90%                        02/15/00          500        527,865
   U.S. Bancorp
     6.02%**                      11/15/99        4,300      4,303,711
                                                         -------------
                                                            32,725,660
                                                         -------------
INDUSTRIAL -- 4.6%
   Anixter, Inc.
     8.00%                        09/17/03        2,750      2,859,377
   ERAC USA Finance Co.
     6.95%                        03/01/04        3,500      3,525,950
   ITT Corp.
     6.75%                        11/15/03        3,000      2,959,319
   News America Holdings
     8.50%                        02/15/05        3,000      3,245,917
   RJR Nabisco, Inc.
     6.70%                        06/15/02        2,400      2,411,568
     6.85%                        06/15/05          300        300,615
     7.05%                        07/15/07          450        454,268
   Texaco Capital Co.
     9.00%                        12/15/99          500        530,625
                                                         -------------
                                                            16,287,639
                                                         -------------
UTILITY -- 4.3%
   CSW Energy
     6.87%                        10/01/01        3,000      3,029,857
   Mobile Energy Services, L.L.C.
     8.66%                        01/01/17          474        505,348
   PECO Energy Co.
     5.62%                        11/01/01        3,075      2,987,616
   Pennsylvania Power & Light
     9.25%                        10/01/19        3,100      3,268,640
   Potomac Capital Investment
     Management
     7.05%                        10/02/01        2,550      2,590,633
   Texas Utilities Electric Co.
     7.37%                        08/01/01        2,500      2,581,250
                                                         -------------
                                                            14,963,344
                                                         -------------
YANKEE -- 11.1%
   Crown Cork & Seal, S.A.
     6.75%                        12/15/03        3,000      3,016,620
   Export-Import Bank Korea
     7.12%                        09/20/01        3,900      3,902,784
   Korea Development Bank
     7.37%                        09/17/04        1,520      1,530,675
   Korea Electric Power
     7.00%                        10/01/02          505        502,903
   Korea Export - Import Bank
     7.10%                        03/15/07          745        750,602
   London Life Insurance Co.
     6.87%                        09/15/05        1,000      1,004,934
   Nordbanken
     6.31%**                      10/25/01        3,050      3,054,575
   Quebec Province
     9.00%                        05/08/01        2,150      2,324,563
   Republic of Colombia
     7.62%                        02/15/07        3,325      3,266,283

                                                   Par
                                  Maturity        (000)       Value
                                  --------       -------   -----------
CORPORATE BONDS (CONTINUED)
YANKEE (CONTINUED)
   SBC Glacier Finance LTD
     5.90%                        09/10/04       $7,450  $   7,448,836
  #Swedbank
     7.50%                        09/11/12        1,000      1,003,000
   Telefonica De Argentina
     11.87%                       11/01/04        1,675      2,020,681
   Tenaga Nasional Berhad
     7.62%                        04/29/07        3,150      3,179,906
   Transport de Gas
     7.75%                        12/23/98         600         605,344
   Vattenfall Treasury
     6.00%                        06/10/98        5,200      5,199,964
                                                         -------------
                                                            38,811,670
                                                         -------------
TOTAL CORPORATE BONDS
  (Cost $101,884,826)                                      102,788,313
                                                         -------------
ASSET BACKED SECURITIES -- 37.9%
   American Express Credit Account
     Master Trust, Series 97-1, Class A
     6.50%                        04/15/05        6,000      6,030,937
   Arcadia Automobile Receivables Trust,
     Series 97-B, Class A-4
     6.50%                        06/17/02        2,100      2,116,406
   Associates Manufactured Housing
     Pass-Through, Series 96-1, Class A1
     6.20%                        12/01/98        1,492      1,494,364
   Associates Manufactured Housing
     Pass-Through, Series 96-1, Class B1
     8.00%                        02/01/14        2,500      2,575,391
   Chevy Chase Auto Receivables Trust,
     Series 97-1, Class A
     6.50%                        10/15/03        3,357      3,378,192
   Chevy Chase Auto Receivables Trust,
     Series 97-3, Class A
     6.20%                        03/20/04        3,360      3,363,150
   Contimortgage Home Equity Loan Trust,
     Series 97-4, Class A1
     6.37%                        03/15/08       10,000      9,992,187
   Contimortgage Home Equity Loan Trust,
     Series 97-4, Class A2
     6.27%                        02/15/12        3,000      3,002,812
   Contimortgage Home Equity Loan Trust,
     Series 97-4, Class A5
     6.44%                        12/15/12        3,300      3,280,406
   Discover Card Master Trust I,
     Series 94-2, Class A
     6.00%**                      10/16/04          950        957,422
   EQCC Home Equity Loan Trust,
     Series 94-1, Class A
     5.80%                        03/15/09        3,062      3,016,984
   Fifth Third Auto Grantor Trust,
     Series 96-B, Class A
     6.45%                        03/15/02        4,043      4,061,558
   Fifth Third Bank Asset Trust,
     Series 96, Class A
     6.20%                        09/15/01        3,091      3,098,335
   First Home Mortgage Acceptance Corp.,
     Series 97-B, Class A
     6.85%                        09/01/19        3,390      3,425,489
   First USA Credit Card Master Trust,
     Series 97-6, Class A
     6.42%                        03/17/05        6,540      6,571,678
   Fleet Finance Home Equity Trust,
     Series 91-2, Class B
     8.65%                        10/15/06        1,350      1,369,406
   Ford Credit Auto Lease Trust,
     Series 96-1, Class A
     5.80%                        05/15/99        4,941      4,933,762

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             COMPASS CAPITAL FUNDS                [LOGO OMITTED]


                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                   Par
AS OF SEPTEMBER 30, 1997          Maturity        (000)       Value
                                 ---------      --------   -----------
ASSET BACKED SECURITIES (CONTINUED)
   Green Tree Financial Corp.,
     Series 94-A, Class A
     6.90%                        02/15/04       $  845  $     848,120
   Green Tree Financial Corp.,
     Series 94-B, Class A
     7.85%                        07/15/04        2,655      2,684,823
   Green Tree Financial Corp.,
     Series 95-8, Class A5
     6.90%                        12/15/26        1,600      1,624,250
   Green Tree Financial Corp.,
     Series 95-A, Class A
     7.25%                        07/15/05        5,090      5,078,409
   Green Tree Financial Corp.,
     Series 96-10, Class B1
     7.24%                        03/15/07        2,900      2,925,375
   Green Tree Financial Corp.,
     Series 96-7, Class A6
     7.65%                        10/15/27        1,800      1,862,437
   Green Tree Financial Corp.,
     Series 96-9, Class B1
     7.65%                        12/20/27        2,400      2,481,750
   HFC Home Equity Loan Asset Backed
     Certificates, Series 93-1, Class A3
     4.75%                        05/20/08          648        645,479
   MBNA Master Credit Card Trust,
     Series 97-J, Class A
     5.76%**                      02/15/07        5,500      5,496,563
   Mellon Bank Home Equity Loan Trust,
     Series 96-1, Class B2
     6.07%**                      04/15/26        3,500      3,506,563
   MMCA Automobile Trust, Series 95-1,
     Class A
     5.70%                        11/15/00          937        936,123
   Olympic Automobile Receivables Trust,
     Series 97-A, Class A2
     6.12%                        08/15/00        3,930      3,930,859
   Platinum Commercial Loan Master Trust,
     Series 97-A, Class A2
     5.88%                        09/20/06        6,175      6,175,000
   Puget Power Conservation
     Grantor Trust, Series 97-1
     6.23%                        07/11/02        3,100      3,093,219
   Security Pacific Home Equity Loan,
     Series 91-1, Class B
     8.85%                        05/15/98        3,165      3,197,701
   Student Loan Marketing Association,
     Series 97-3, Class A1
     5.80%**                      04/25/06        4,050      4,041,141
   Student Loan Marketing Association,
     Series 97-3, Class CTFS
     5.96%**                      10/25/12        4,250      4,204,844
   SMS Student Loan Trust,
     Series 1997, Class A
     5.96%**                      10/25/25        4,000      3,928,125
   The Money Store Home Equity Trust,
     Series 94-A, Class A2
     5.25%                        02/15/16        3,210      3,164,378
   The Money Store Home Equity Trust,
     Series 95-A, Class A8
     8.12%                        06/15/15        3,802      3,929,815
   Union Acceptance Corp.,
     Series 96-A, Class A
     5.40%                        04/07/03        2,603      2,580,625
   World Omni Automobile Lease
     Securitization Trust, Series 96-A, Class A2
     6.55%                        06/25/02        3,190      3,218,129
                                                         -------------
TOTAL ASSET BACKED SECURITIES
  (Cost $131,900,749)                                      132,222,207
                                                         -------------


                                                   Par
                                  Maturity        (000)       Value
                                  --------       -------   -----------
COMMERCIAL MORTGAGE-BACKED
  SECURITIES -- 9.3%
   Amresco Residential Securities
     Mortgage Loan Trust, Series 96-1,
     Class A
     8.10%                        04/26/26       $2,133   $  2,048,878
   Bosque Asset Corp., Series 97-1,
     Class A1
     7.66%                        06/05/02        3,714      3,732,866
   CBA Mortgage Corp., Series 93-C1,
     Class B
     7.76%**                      12/25/03        1,000      1,016,094
   GMAC Commercial Mortgage
     Securities Inc, Series 97-C1,
     Class X (IO)
     8.26%                        07/15/27       27,180      2,794,444
   J.P. Morgan Commercial Mortgage
     Finance Corp., Series 97, Class D
     6.60%**                      06/25/27        4,000      4,018,800
   Merrill Lynch Mortgage Investors, Inc.,
     Series 95-C1, Class C
     7.54%**                      05/25/15        1,200      1,236,217
   Morgan Stanley Capital Corp.,
     Series 97-HF1, Class A1
     6.86%                        07/15/29        3,221      3,266,973
   NYC Mortgage Loan Trust,
     Series 96, Class A1
     6.75%                        06/25/06        4,775      4,799,992
   Resolution Trust Corp.,
     Series 93-C3, Class D
     7.10%                        12/25/24        1,998      2,000,515
   Structured Asset Securities Corp.,
     Series 97-N1, Class A2
     5.80%**                      09/25/28        1,483      1,482,971
   Structured Asset Securities Corp.,
     Series 97-N1, Class D
     6.15%**                      09/25/28        6,000      6,000,000
                                                         -------------
TOTAL COMMERCIAL MORTGAGE-
  BACKED SECURITIES
  (Cost $32,242,112)                                        32,397,750
                                                         -------------
TAXABLE MUNICIPAL BONDS -- 1.3%
   New Jersey Econ. Devel. Auth.
     6.94%                        02/15/05        2,900      1,805,134
   New York City G.O. Series E
     6.55%                        08/01/00        2,900      2,921,750
                                                         -------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $4,653,992)                                          4,726,884
                                                         -------------
SHORT TERM INVESTMENTS -- 0.2%
   Smith Barney Money Market Fund
  (Cost $572,681)                                   573        572,681
                                                  -----  -------------

TOTAL INVESTMENTS IN SECURITIES
  (Cost $418,005,561*)                           120.6%    420,999,649

REVERSE REPURCHASE AGREEMENTS -- (19.0%)
   Aubrey Lanston
     (Agreement dated 09/29/97
     to be repurchased at $388,923.
     Collateralized by $250,000 U.S.
     Treasury Bonds, 13.875% due 05/15/11.
     The value of the collateral is
     $388,923.)
     5.63%                        10/07/97          388       (388,559)
   Aubrey Lanston
     (Agreement dated 09/25/97 to be
     repurchased at $1,460,437.
     Collateralized by $1,400,000 U.S.
     Treasury Notes, 6.375% due
     03/31/01. The value of the
     collateral is $1,460,437.)
     5.53%                        10/07/97        1,458     (1,459,094)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONCLUDED)

                                                   Par
AS OF SEPTEMBER 30, 1997          Maturity        (000)       Value
                                  --------       -------   -----------
REVERSE REPURCHASE AGREEMENTS (CONTINUED)
   Aubrey Lanston
     (Agreement dated 09/25/97
     to be repurchased at $8,250,681.
     Collateralized by $5,200,000 U.S.
     Treasury Bonds, 14.0% due 11/15/11. The
     value of the collateral is $8,250,681.)
     5.53%                        10/07/97      $ 8,236   $ (8,243,090)
   Lehman Brothers
     (Agreement dated 09/22/97 to be
     repurchased at $1,091,033.
     Collateralized by $700,000 U.S.
     Treasury Bonds, 13.875% due
     05/15/11. The value of the
     collateral is $1,091,033.)
     5.48%                        10/02/97        1,089     (1,090,867)
   Lehman Brothers
     (Agreement dated 09/25/97
     to be repurchased at $857,556.
     Collateralized by $550,000 U.S.
     Treasury Bonds, 13.875% due 05/15/11.
     The value of the collateral is
     $857,556.)
     5.59%                        10/02/97          857       (857,423)
   Lehman Brothers
     (Agreement dated 09/30/97
     to be repurchased at $2,581,752.
     Collateralized by $8,890,000 Federal
     National Mortgage Association Bonds,
     Series 89-16, Class B, 5.65% due
     03/25/19 and $1,850,000 Federal
     National Mortgage Association Strip
     Notes, Series 280, Class B, 5.06% due
     12/25/24. The value of the collateral
     is $2,581,752.)
     5.00%                        10/16/97        2,575     (2,575,422)
   Lehman Brothers
     (Agreement dated 09/29/97 to be
     repurchased at $6,028,000.
     Collateralized by $6,725,000
     Federal National Mortgage
     Association Grantor Trust,
     Series 96-T6, Class A Bonds
     6.725% due 02/26/01.
     The value of the collateral
     is $6,028,600.)
     5.59%                        10/29/97        6,000     (6,001,907)
   Lehman Brothers
     (Agreement dated 09/30/97
     to be repurchased at $12,806,839.
     Collateralized by $6,208,019 Federal
     National Mortgage Association Grantor
     Trust , Series 96-T6, Class A Bonds
     6.325% due 10/25/00 and $8,100,000
     Federal National Mortgage Association
     Bonds 6.20% due 02/26/01. The value of
     the collateral is $12,767,864.)
     5.78%                        11/13/97       12,717    (12,719,042)
   Paine Webber
     (Agreement dated 09/18/97 to be
     repurchased at $3,772,853.
     Collateralized by $3,900,000
     Federal Housing Administration
     Pools, 8.0% due 01/15/09.
     The value of the collateral
     is $3,772,853.)
     5.65%                        10/20/97        3,754     (3,761,660)

                                                   Par
                                  Maturity        (000)       Value
                                  --------       -------   -----------
REVERSE REPURCHASE AGREEMENTS (CONTINUED)
   Paine Webber
     (Agreement dated 09/29/97 to be
     repurchased at $13,410,176.
     Collateralized by $14,500,000
     Federal Home Loan Mortgage
     Corp. 8.0% due 09/01/09 and
     $58,000,000 Federal National
     Mortgage Association 6.0% to
     7.50% due 01/01/04 to 05/01/09 .
     The value of the collateral
     is $13,410,176.)
     5,68%                        10/29/97      $13,347   $(13,351,212)
   Paine Webber
     (Agreement dated 09/12/97 to
     be repurchased at $13,069,952.
     Collateralized by $14,581,114 Federal
     National Mortgage Association 8.00% to
     8.50% due 03/01/08 to 12/01/10 and
     $4,943,371 Federal Home Loan Mortgage
     Corp. 6.50% due 02/01/25. The value of
     the collateral is $13,069,952.)
     5.68%                        11/13/97       12,944    (12,982,598)
   Paine Webber
     (Agreement dated 09/18/97 to be
     repurchased at $2,763,783.
     Collateralized by  $10,249,990 Federal
     Home Loan Mortgage Corp. 8.00% due
     09/01/18.  The value of the
     collateral is $2,763,783.)
     5.65%                        11/17/97        2,738     (2,743,586)
                                                         -------------
TOTAL REVERSE REPURCHASE AGREEMENTS
  (Cost $66,174,460)                                       (66,174,460)

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                    (1.6%)    (5,684,218)
                                                 ------  -------------
NET ASSETS  (Applicable to 31,154,355
  Institutional  shares,  5,513,846 Service
  shares, and 117,568 Investor A
  shares outstanding)                            100.0%  $ 349,140,971
                                                 ======  =============
NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($349,140,971 / 36,785,769)                                    $9.49
                                                                 =====
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                              $9.49
                                                                 =====
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($9.49 / .960)                                                 $9.89
                                                                 =====

----------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                       $   3,529,228
     Gross unrealized depreciation                            (535,140)
                                                         -------------
                                                         $   2,994,088
                                                         =============

**   Rates shown are the rates as of September 30, 1997.

#    Total or partial securities on loan.

+ Partial principal in the amount of $73,154,123 has been pledged as collateral for reverse repurchase agreements.

++ Principal amount of securities pledged as collateral of $502,105 on 32 long U.S. Treasury Bonds futures contracts expiring December 1997. The value of such contracts on September 30, 1997 was $3,524,000, thereby resulting in an unrealized gain of $46,000.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                              COMPASS CAPITAL FUNDS               [LOGO OMITTED]


                             STATEMENT OF NET ASSETS
                               CORE BOND PORTFOLIO

                                                  Par
AS OF SEPTEMBER 30, 1997          Maturity       (000)        Value
                                  --------      -------    -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 35.4%
   Small Business Administration
     Participation Certificates,
     Series 97-20B, Class 1
     7.10%                        02/01/17      $ 2,589    $ 2,636,927
   Small Business Administration
     Participation Certificates,
     Series 96-20J, Class 1
     7.20%                        10/01/16           59         60,563
   Small Business Administration
     Participation Certificates,
     Series 92-20H, Class 1
     7.40%                        08/01/12          243        250,967
   Small Business Investment Cos.
     Pass-Through, Series 97-P10C,
     Class 1
     6.85%                        08/01/07        5,500      5,599,724
   Small Business Investment Cos.
     Pass-Through, Series 97-P10A,
     Class 1
     7.08%                        02/10/07        2,000      2,039,064
   Small Business Investment Cos.
     Pass-Through, Series 95-P10C,
     Class 1
     7.35%                        08/10/05          398        410,854
   Small Business Investment Cos.
     Pass-Through, Series 96-P10C,
     Class 1
     7.35%                        08/10/06        3,350      3,466,167
   U.S. Treasury Bonds
     12.75%                       11/15/10          240        338,335
     13.87%                       05/15/11           50         75,108
     14.00%                       11/15/11          150        229,875
     12.50%                       08/15/14          650        979,699
    #6.50%                        11/15/26       36,479     36,761,709
    #6.62%                        02/15/27       18,150     18,588,502
    #6.37%+                       08/15/27       12,540     12,480,685
   U.S. Treasury Notes
     6.37%                        04/30/99          175        176,619
     6.25%                        05/31/99          620        624,501
    #5.87%                        11/15/99        8,870      8,878,869
    #6.00%+                       08/15/00       44,275     44,432,615
     6.50%                        05/31/02        1,610      1,640,863
    #6.25%                        06/30/02       31,570     31,875,282
    #6.25%                        08/31/02        7,940      8,012,809
     7.00%                        07/15/06          230        242,613
     6.50%                        10/15/06        9,650      9,861,045
    #6.25%                        02/15/07        3,050      3,066,866
    #6.12%                        08/15/07        9,495      9,504,590
                                                         -------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $200,041,802)                                      202,234,851
                                                         -------------
MORTGAGE PASS-THROUGHS -- 8.7%
   Federal Home Loan Mortgage
     Corporation
     8.00%                        11/01/15          124        129,010
     7.00%                        03/01/25          849        847,538
     7.50%+                    01/26-08/27        5,052      5,143,823
   Federal Home Loan Mortgage
     Corporation 15 Year
     7.50%+                    05/12-07/12        6,366      6,520,158
   Federal National Mortgage
     Association Multi-Family
     6.50%                        10/25/03          100        100,375


                                                   Par
                                  Maturity        (000)       Value
                                  --------       -------   -----------
MORTGAGE PASS-THROUGHS (CONTINUED)
   Federal National Mortgage Association
     7.50%                        09/01/10       $  196     $  199,913
     8.00%                        05/01/22          172        177,842
     9.00%                        06/01/24          424        450,990
   Government National Mortgage
     Association 1 Year CMT ARM
     5.50%**                   07/27-08/27        7,421      7,413,996
   Government National Mortgage
     Association
     8.50%                        04/15/17          405        424,709
     7.00%                     01/23-12/23        7,922      7,927,525
     6.50%                     12/23-04/24        2,971      2,907,115
     7.50%                     02/97-07/27       16,877     17,172,429
   Government National Mortgage
     Association Project Loan
     9.00%                        10/15/24          478        499,269
                                                         -------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $49,259,889)                                        49,914,692
                                                         -------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 9.2%
   Community Program Loan Trust,
     Series 87-A, Class A4
     4.50%                        10/01/18        9,451      8,319,810
   Federal Home Loan Mortgage Corp.,
     Series 96, Class PM (IO)
     7.50%                        06/15/27        2,531      1,098,785
   Federal National Mortgage Association,
     Series 280, Class 1 (PO)
     5.00%                        12/25/24        1,301      1,011,842
   Federal National Mortgage Association,
     Series 274, Class 1 (PO)
     7.00%                        10/01/25        1,087        856,107
   Federal National Mortgage Association,
     Series 96-54, Class A (PO)
     6.50%                        04/25/21        1,971      1,632,092
   Federal National Mortgage Association,
     Series 97, Class PJ(IO)
     7.50%                        07/18/27       11,250      5,139,844
   Federal National Mortgage Association,
     Series 97, Class QG(IO)
     7.50%                        10/18/26        2,500      1,075,000
   Independent National Mortgage Corp.,
     Series 95-U,Class  A1
     7.25%                        01/25/26        2,339      2,352,022
   Merrill Lynch, Series 97-23
     7.43%                        12/01/21          419        428,155
   MLCC Mortgage Investors, Inc.,
     Series 96-C, Class A
     6.06%                        09/15/21        3,038      3,050,788
   Residential Accredit Loans Inc.,
     Series 97-QS10, Class A1
     7.25%                        10/25/27       10,300     10,374,031
   Residential Accredit Loans Inc.,
     Series 97-QS7, Class A1
     7.50%                        07/25/27        4,708      4,763,377
   Residential Asset Securitization Trust,
     Series 97-A7, Class A1
     7.50%                        09/25/27        5,706      5,771,798
   Salomon Brothers Mortgage
     Securities VI, Series 87-1 (IO)
     7.00%                        04/20/07        3,382      1,037,950
   Salomon Brothers Mortgage
     Securities VI, Series 87-1 (PO)
     7.00%                        02/17/17        3,382      2,617,072


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]               COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
                         CORE BOND PORTFOLIO (CONTINUED)

                                                  Par
AS OF SEPTEMBER 30, 1997          Maturity       (000)        Value
                                  --------      -------    -----------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS (CONTINUED)
   Salomon Brothers Mortgage
     Securities VI, Series 87-2 (IO)
     6.00%                        03/06/17      $ 2,467   $    757,204
   Salomon Brothers Mortgage
     Securities VI, Series 87-2 (PO)
     4.95%                        03/06/17        2,378      1,840,042
   Salomon Brothers Mortgage Securities,
     Series 87-3, Class A (PO)
     5.00%                        10/23/17          576        444,429
   Salomon Brothers Mortgage Securities,
     Series 87-3, Class B (IO)
     5.00%                        10/23/17          575        203,557
                                                          ------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $52,329,033)                                        52,773,905
                                                         -------------
COMMERCIAL MORTGAGE-BACKED
  SECURITIES -- 6.8%
   Chase Commercial Mortgage Securities
     Corp., Series 97-1, Class X (IO)
     8.69%                        07/15/27       35,291      3,021,816
   CS First Boston Mortgage Corp.,
     Series 97-C1, Class AX (IO)
     8.60%                        06/20/29       49,513      5,678,473
   DLJ Mortgage Acceptance Corp.,
     Series 97-CF1, Class A
     7.60%                        05/15/30        2,000      2,117,257
   First Boston Mortgage Securities
     Corp., Series 93-M1, Class A
     6.75%                        09/25/06          117        117,535
   First Union-Lehman Brothers
     Commercial Mortgage 1
     7.38%                        04/18/29        4,350      4,587,370
   GMAC Commercial Mortgage
     Securities, Series 97, Class X (IO)
     8.26%                        07/15/27       44,365      4,561,277
   Goldman Sachs Mortgage Securities
     Corp. II
     7.41%                        02/15/27        2,841      2,942,012
   J.P. Morgan Commercial Mortgage
     Finance Corp., Series 96-C3 Class A1
     7.33%                        04/25/28        1,923      1,990,400
   Merrill Lynch Mortgage Investors, Inc.,
     Series 95-C3, Class A
     6.78%                        12/26/25          273        275,837
   Merrill Lynch Mortgage Investors, Inc.,
     Series 96-C1, Class A3
     7.42%                        04/25/28        3,000      3,121,440
   Midland Royalty Acceptance Corp.,
     Series 96-C, Class A
     7.23%                        12/15/26        3,800      3,931,265
   Structured Asset Securities Corp.,
     Series 96-CFL, Class X1 (IO)
     12.60%                       02/25/28       23,327      1,215,560
   Structured Asset Securities Corp.,
     Series 97-N1, Class D
     6.15%**                      09/25/28        5,600      5,600,000
                                                         -------------
TOTAL COMMERCIAL MORTGAGE-
  BACKED SECURITIES
  (Cost $38,278,680)                                        39,160,242
                                                         -------------
PROJECT LOANS -- 6.5%
   Federal Housing Adminisration, Elton
     Home, Construction Loan Collateral
     9.25%                        10/30/36        3,052      3,324,758


                                                   Par
                                  Maturity        (000)       Value
                                  --------      --------   -----------
PROJECT LOANS (CONTINUED)
   Federal Housing Administration,
     East Point Chelsea,
     Construction Loan Collateral
     10.25%                       05/01/33        $  98     $  105,845
   Federal Housing Administration,
     Northfield Commons,
     Construction Loan Committment
     7.90%                        09/01/37        7,304      7,610,797
   Federal Housing Administration,
     Northfield Commons,
     Construction Loan Collateral
     7.90%                        09/01/37          415        432,027
   Federal Housing Administration,
     University Park Apartments,
     Construction Loan Collateral
     7.87%                        12/01/37        5,918      6,150,166
   Federal Housing Administration,
     University Park Apartments,
     Construction Loan Committment
     7.87%                        10/01/37        1,307      1,358,069
   Federal Housing Administration,
     Village Green,
     Construction Loan Collateral
     8.25%                        09/01/34        5,254      5,537,568
   General Motors Acceptance Corp.
     7.43%                        12/01/21          408        416,686
   Huntoon Paige, Series 97-B FHA
     7.31%                        10/01/24        6,864      7,000,975
   Reilly Mortgage Securities
     6.89%                        11/18/11        5,091      5,040,029
                                                         -------------
TOTAL PROJECT LOANS
  (Cost $37,147,021)                                        36,976,920
                                                         -------------
ASSET BACKED SECURITIES -- 23.0%
   Amresco Residential Securities
     Mortgage Loan Trust, Series 96-1,
     Class A
     8.10%                        04/26/26        2,133      2,048,808
   Associates Manufactured Housing
     Pass-Through, Series 96-1, Class B1
     8.00%                        02/01/14        2,815      2,899,890
   Banc One Auto Grantor Trust,
     Series 97-A, Class A
     6.27%++                      11/20/03        5,455      5,476,220
   Barnett Auto Trust Series 1997,
     Class A2
     5.92%                        07/15/00        4,900      4,900,000
   Chase Manhattan Grantor Trust,
     Series 96-B, Class A
     6.61%                        09/16/02        4,384      4,413,431
   CIT Group Securitization Corp.,
     Series 95-2, Class B
     7.65%                        05/15/26          300        294,516
   Contimortgage Home Equity Loan Trust,
     Series 97-4, Class A1
     6.37%                        03/15/08       10,000      9,992,187
   Copelco Capital Funding Corp.,
     Series 97-A, Class A3
     6.27%                        04/20/05        2,645      2,655,745
   Discover Card Master Trust I,
     Series 92-B, Class A
     6.80%                        06/16/00        3,744      3,752,041
   Discover Card Master Trust I,
     Series 94-2, Class A
     6.00%**                      10/15/04       10,000     10,078,125


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             COMPASS CAPITAL FUNDS                [LOGO OMITTED]


                             STATEMENT OF NET ASSETS
                         CORE BOND PORTFOLIO (CONTINUED)

                                                   Par
AS OF SEPTEMBER 30, 1997          Maturity        (000)       Value
                                  --------      --------   -----------
ASSET BACKED SECURITIES (CONTINUED)
   Discover Card Master Trust I,
     Series 96-4, Class A
     6.01%**                      10/16/13      $ 4,675    $ 4,744,394
   FMAC LN Receivables, Series 97,
     Class A
     6.85%                        09/01/19        6,145      6,209,330
   GE Capital Mortgage Services,
     Series 97-HE1, Class A4
     7.78%                        03/25/27        1,666      1,726,913
   Green Tree Financial Corp.,
     Series 93-1, Class A
     6.90%                        04/15/18          400        404,750
   Green Tree Financial Corp.,
     Series 93-3, Class B
     6.85%                        10/15/18        4,000     $3,980,000
   Green Tree Financial Corp.,
     Series 93-4, Class A
     6.60%                        01/15/19          600        602,625
   Green Tree Financial Corp.,
     Series 94-5, Class A
     7.95%                        11/15/19          400        417,375
   Green Tree Financial Corp.,
     Series 94-B, Class A
     7.85%                        07/15/04          190        191,773
   Green Tree Financial Corp.,
     Series 95-7, Class B1
     7.35%                        11/15/26          600        611,250
   Green Tree Financial Corp.,
     Series 95-A, Class A
     7.25%                        07/15/05        6,415      6,400,599
   Green Tree Financial Corp.,
     Series 96-2, Class B2
     7.90%                        04/15/27        3,650      3,773,187
   Green Tree Financial Corp.,
     Series 96-6, Class B2
     8.35%                        09/15/27        1,900      2,035,078
   Green Tree Financial Corp.,
     Series 97-2, Class B
     7.56%                        04/15/27        5,000      5,142,187
   Green Tree Financial Corp.,
     Series 97-3, Class A7
     7.64%                        01/15/15        4,200      4,380,469
   Green Tree Financial Corp.,
     Series 97-3, Class B2
     8.03%                        07/15/28        2,400      2,519,250
   Green Tree Financial Corp.,
     Series 97-4, Class A
     7.36%                        09/15/27        5,000      5,084,375
   Green Tree Home Improvement
     Loan Trust, Series 94-D, Class M
     9.05%                        01/15/15          700        767,922
   Honda Auto Receivables Grantor Trust,
     Series 97-A, Class A
     5.85%                        02/15/03        3,726      3,720,124
   Mellon Bank Home Equity Loan Trust,
     Series 96-1, Class B2
     6.10%**                      04/15/26        5,200      5,209,750
   Merrill Lynch Mortgage Investors, Inc.,
     Series 92-D, Class A
     7.75%                        07/15/17          300        303,703
   Mid-State Trust, Series 6, Class A4
     7.79%                        07/01/25        1,132      1,163,818
   Mid-State Trust, Series 1, Class A1
     7.34%                        07/01/35        2,952      3,024,976
   Nissan Auto Receivable Grantor Trust,
     Series 95-A, Class A
     6.10%                        08/15/01        1,423      1,424,081


                                                   Par
                                  Maturity        (000)       Value
                                  --------      --------   -----------
ASSET BACKED SECURITIES (CONTINUED)
   Puget Power Conservation Grantor
     Trust, Series 97-1
     6.23%                        07/11/02      $ 4,700    $ 4,689,719
   Standard Credit Card Master Trust,
     Series 95-6, Class A
     6.75%                        06/07/00        2,201      2,213,037
   Student Loan Marketing Association,
     Series 97-3, Class A2
     5.78%**                      10/25/10        6,000      5,971,875
   Student Loan Marketing Association,
     Series 97-3
     5.96%**                      10/25/12        2,500      2,473,437
   The Money Store Home Equity Trust,
     Series 95-A, Class A8
     8.12%                        06/15/15        1,886      1,949,188
   The Money Store Home Equity Trust,
     Series 94-A, Class A2
     5.25%                        02/15/16        3,745      3,691,775
                                                         -------------
TOTAL ASSET BACKED SECURITIES
  (Cost $130,334,038)                                      131,337,923
                                                         -------------
CORPORATE BONDS -- 20.6%
FINANCE -- 7.5%
   BT Capital Trust B
     7.90%                        01/15/27        2,425      2,443,111
   Crestar Capital Trust I
     8.16%                        12/15/26        2,900      3,001,500
   Crestar Financial Corp.
     8.25%                        07/15/02          400        426,368
   Equitable Life Assurance Society
     7.70%                        12/01/15          250        259,348
   Finova Capital Corp.
     7.12%                        05/17/04          150        153,190
   HSBC America Capital II
     8.38%                        05/15/27        4,500      4,711,646
   J.P. Morgan & Co.
     6.92%**                      02/15/12          100         96,150
   Liberty Mutual Co.
     8.50%                        05/15/25          300        334,990
   Meditrust
     7.37%                        07/15/00          350        357,825
   Mellon Capital II
     7.99%                        01/15/27        2,700      2,762,030
   Merrill Lynch & Co.
     6.47%                        06/27/00        4,200      4,226,051
   Metropolitan Life Insurance Co.
     6.30%                        11/01/03          400        392,529
   National City Capital Trust I
     6.75%                        06/01/99        2,700      2,721,864
   Principal Mutual
     7.87%                        03/01/24        3,650      3,724,233
   Riggs Capital Trust
     8.62%                        12/31/26        5,000      5,113,574
   Safeco Capital Trust
     8.07%                        07/15/37        2,800      2,825,913
   Salomon, Inc.
     6.70%                        12/01/98          450        453,230
     6.70%                        07/05/00        5,200      5,248,274
  #Zurich Capital Trust
     8.37%                        06/01/27        3,600      3,813,996
                                                         -------------
                                                            43,065,822
                                                         -------------
INDUSTRIAL -- 3.9%
   ERAC USA Finance Co.
     6.95%                        03/01/04        5,100      5,137,813
   Ford Motor Credit Corp.
     8.00%                        06/15/02        1,000      1,065,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
                         CORE BOND PORTFOLIO (CONCLUDED)

                                                  Par
AS OF SEPTEMBER 30, 1997          Maturity       (000)        Value
                                  --------      -------    -----------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL (CONTINUED)
   GMAC Pass-Through Trust
     6.50%                        01/17/00      $ 2,800    $ 2,814,725
   Hilton Hotels Corp.
     7.37%                        06/01/02           60         61,305
   ITT Corp.
     6.75%                        11/15/03        3,390      3,344,030
     7.37%                        11/15/15          800        771,468
   News America Holdings
     8.50%                        02/15/05        2,400      2,596,734
   RJR Nabisco, Inc.
     7.55%                        06/15/15        3,175      3,270,881
   Time Warner
     6.10%                        12/30/01        3,500      3,416,074
                                                         -------------
                                                            22,478,030
                                                         -------------
UTILITY -- 0.6%
   Pennsylvania Power & Light
     9.25%                        10/01/19          200        210,880
   Texas Utilities Capital Trust
     8.17%                        01/30/37        2,750      2,805,920
   Texas Utilities Electric Co.
     7.37%                        08/01/01          125        129,062
                                                         -------------
                                                             3,145,862
                                                         -------------
YANKEE -- 8.6%
   BGB Finance
     6.62%                        12/30/99        5,500      5,557,970
   Crown Cork & Seal
     6.75%                        12/15/03          200        201,108
  #Korea Development Bank
     6.50%                        11/15/02        2,065      2,018,358
   Korea Export - Import Bank
     7.12%                        09/20/01        5,100      5,103,641
     7.10%                        03/15/07        1,195      1,203,985
   Perez Companc S.A.
     8.12%                        07/15/07        2,250      2,261,250
   Poland
     3.00%**                      10/27/24        7,165      4,325,869
   Republic of Colombia
     7.62%                        02/15/07        4,900      4,813,469
   Republic of South Africa
     8.37%                        10/17/06        4,919      5,198,891
   SBC  Class 97-1
     5.90%**                      09/10/04        5,700      5,699,109
   Swedbank
     7.50%**                      11/01/06        2,800      2,865,718
    #7.50%**                      09/11/12        2,800      2,808,400
   Telefonica De Argentina
     11.87%                       11/01/04        2,100      2,533,391
   Vattenfall Treasury
     6.00%                        06/10/98        4,295      4,294,970
                                                         -------------
                                                            48,886,129
                                                         -------------
TOTAL CORPORATE BONDS
  (Cost $116,315,597)                                      117,575,843
                                                         -------------
TAXABLE MUNICIPAL BONDS -- 1.7%
   New Jersey Economic Development Authority
     6.80%                        02/15/05          200        124,492
     7.09%                        06/30/11        4,185      1,687,852
     7.56%                        02/15/16       10,100      2,834,160
     7.59%                        02/15/17        3,575        934,362
     7.21%                        02/15/18        5,500      1,341,229
     7.62%                        02/15/20        6,265      1,327,240
     7.62%                        02/15/21        2,660        528,116


                                                  Par
                                  Maturity       (000)        Value
                                  --------      -------    -----------
TAXABLE MUNICIPAL BONDS (CONTINUED)
     7.63%                        02/15/22      $ 3,735  $     695,233
     7.63%                        02/15/23        1,415        247,045
                                                         -------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $8,947,057)                                          9,719,729
                                                         -------------
SHORT TERM INVESTMENTS -- 0.0%
   Smith Barney Money Market Fund
  (Cost $237,903)                                   238        237,903
                                                         -------------
TOTAL INVESTMENTS IN
  SECURITIES
  (Cost $632,888,020*)                           111.9%    639,932,008

LIABILITIES IN EXCESS OF OTHER
  ASSETS (Including $61,279,309 of
  reverse repurchase agreements payable)         (11.9%)   (67,963,758)
                                                 ------  -------------
NET ASSETS (Applicable to 4,902,593
  Blackrock shares,  40,090,668
  Institutional shares, 12,456,164 Service
  shares, 248,559 Investor A shares,
  539,231 Investor B shares and 13,083
  Investor C shares outstanding)                 100.0%  $ 571,968,250
                                                 ------  -------------
NET ASSET VALUE AND REDEMPTION
  PRICE PER BLACKROCK,
  INSTITUTIONAL, SERVICE, AND
  INVESTOR A SHARE
  ($566,544,625 / 57,697,984)                                    $9.82
                                                                 =====
OFFERING PRICE PER BLACKROCK,
  INSTITUTIONAL AND SERVICE SHARE                                $9.82
                                                                 =====
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($9.82 / .960)                                                $10.23
                                                                ======
NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($5,295,151 / 539,231)                                         $9.82
                                                                 =====
NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($128,474 / 13,083)                                            $9.82
                                                                 =====


-----------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                       $   7,799,847
     Gross unrealized depreciation                            (755,859)
                                                         -------------
                                                         $   7,043,988
                                                         =============

**   Rates shown are the rates as of September 30, 1997.
#    Total or partial securities on loan.
+ Partial principal in the amount of $61,225,000 has been pledged as collateral for reverse repurchase agreements.
++ Principal amount of securities pledged as collateral of $2,509,725 on 432 short U.S. Treasury Bonds futures contracts expiring December 1997. The value of such contracts on September 30, 1997 was $48,409,500, thereby resulting in an unrealized gain of $347,250.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             COMPASS CAPITAL FUNDS                [LOGO OMITTED]


                             STATEMENT OF NET ASSETS
                           GOVERNMENT INCOME PORTFOLIO

                                                  Par
AS OF SEPTEMBER 30, 1997          Maturity       (000)        Value
                                  --------      -------    -----------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 68.3%
   Federal Home Loan Bank Notes
     5.40%**                      10/01/97       $  500   $    498,125
   Small Business Administration
     Participation Certificates,
     Series 96-20I, Class 1
     7.70%                        09/01/16          290        304,634
   Small Business Administration
     Participation Certificates,
     Series 96-20J, Class 1
     7.20%                        10/01/16          444        454,223
   U.S. Treasury Bonds
     7.00%                        05/13/26          500        498,281
     6.50%                        11/15/26          730        735,657
    #6.62%                        02/15/27          335        343,094
    #6.37%+                       08/15/27        1,390      1,383,425
   U.S. Treasury Notes
     6.25%                        03/31/99        1,250      1,259,212
     6.37%                        05/15/00          900        911,034
     6.00%+                       08/15/00        2,500      2,508,900
     6.50%                        05/31/02          255        259,888
    #6.25%+                       06/30/02        2,950      2,978,526
    #6.25%                        08/31/02          280        282,568
     7.00%                        07/15/06          470        495,775
     6.50%                        10/15/06          250        255,468
     6.25%+                       02/15/07          850        854,700
                                                         -------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $13,919,917)                                        14,023,510
                                                         -------------
MORTGAGE PASS-THROUGHS -- 62.0%
   Federal Home Loan Mortgage
     Corporation 15 Year
     7.00%++                   08/10-05/12        3,214      3,246,748
   Federal Home Loan Mortgage
     Corporation
     9.00%                        06/01/21          705        755,799
     7.50%+                    11/25-07/27        3,915      3,986,343
   Federal National Mortgage
     Association 15 Year
     7.00%                     08/10-12/11          561        566,332
   Government National Mortgage
     Association
     6.50%                        12/15/23          382        373,365
     7.50%                        12/15/25          966        983,180
     8.50%                     06/26-04/27        2,690      2,815,679
                                                         -------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $12,555,179)                                        12,727,446
                                                         -------------


                                                  Par
                                  Maturity       (000)        Value
                                  --------      -------    -----------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 5.0%
   Federal National Mortgage Association,
     Series 96-54, Class A (PO)
     5.85%                        04/25/21       $  461     $  381,993
   Salomon Brothers Mortgage
     Securities VI, Series 87-1 (IO)
     5.00%                        04/20/07          586        179,729
   Salomon Brothers Mortgage
     Securities VI, Series 87-1 (PO)
     5.92%                        02/17/17          586        453,165
                                                         -------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $1,023,242)                                          1,014,887
                                                         -------------
ASSET BACKED SECURITIES -- 1.4%
   Chase Manhattan Grantor Trust,
     Series 96-B, Class A
     6.61%                        09/15/0           135        135,798
   Chevy Chase Auto Receivables Trust,
     Series 96-2, Class A
     5.90%                        07/15/03          150        150,218
                                                         -------------
TOTAL ASSET BACKED SECURITIES
  (Cost $273,526)                                              286,016
                                                         -------------
PROJECT LOANS -- 1.0%
   Excelsior II Apartments, Construction
     Loan Committment
     8.04%                        02/01/39          185        192,785
   Excelsior II Apartments, Construction
     Loan Collateral
     8.04%                        02/01/39           15         15,407
                                                         -------------
TOTAL PROJECT LOANS
  (Cost $211,913)                                              208,192
                                                         -------------
SHORT TERM INVESTMENTS -- 2.5%
   Smith Barney Money Market Fund
  (Cost $517,904)                                   518        517,904
                                                         -------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $28,501,681*)                           140.2%     28,777,955

REVERSE REPURCHASE
  AGREEMENTS -- (40.6%)
   Aubrey Lanston
     (Agreement dated 09/25/97 to be
     repurchased at $1,743,675.
     Collateralized by $1,700,000 U.S.
     Treasury Notes, 6.25% due 06/30/02.
     The value of the collateral
     is $1,743,675.)
     5.25%                        10/08/97        1,740     (1,741,898)
   Aubrey Lanston
     (Agreement dated 09/25/97 to be
     repurchased at $864,339.
     Collateralized by $850,000 U.S.
     Treasury Notes, 6.25% due 02/15/07.
     The value of the collateral
     is $864,339.)
     5.10%                        10/08/97          863       (863,483)


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
                     GOVERNMENT INCOME PORTFOLIO (CONCLUDED)

                                                  Par
AS OF SEPTEMBER 30, 1997          Maturity       (000)        Value
                                  --------      -------    -----------
REVERSE REPURCHASE
  AGREEMENTS (CONTINUED)
   Lehman Brothers
     (Agreement dated 09/19/97 to be
     repurchased at $2,425,459.
     Collateralized by $2,400,000 U.S.
     Treasury Notes, 6.0% due 08/15/00.
     The value of the collateral
     is $2,425,459.)
     5.10%                        10/02/97       $2,421   $ (2,425,116)
   Lehman Brothers
     (Agreement dated 09/29/97 to be
     repurchased at $931,722.
     Collateralized by $925,000 U.S.
     Treasury Bonds, 6.375% due 08/15/27.
     The value of the collateral
     is $931,722.)
     5.20%                        10/06/97          931       (931,050)
   Paine Webber
     (Agreement  dated 09/11/97 to be
     repurchased at $2,373,228.
     Collateralized by  $2,417,971 Federal
     Home Loan  Mortgage  Corporation
     Notes,  7.50% due 07/01/27. The value
     of the collateral is $2,373,228.)
     5.65%                        10/14/97        2,361     (2,368,401)
                                                         -------------

TOTAL REVERSE REPURCHASE
  AGREEMENTS
  (Cost $8,329,948)                                         (8,329,948)

OTHER ASSETS IN EXCESS
  OF LIABILITIES                                   0.4%         72,728
                                                -------  -------------
NET ASSETS  (Applicable  to  464,801
  Investor  A shares,  1,410,448
  Investor B shares, and 80,950 Investor C
  shares outstanding)                            100.0%  $  20,520,735
                                                =======  =============



                                                               Value
                                                             ---------
NET ASSET VALUE AND REDEMPTION
  PRICE PER INVESTOR A SHARE
  ($4,875,820 / 464,801)                                        $10.49
                                                                ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($10.49 / .955)                                               $10.98
                                                                ======
NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%) PER
  INVESTOR B SHARE
  ($14,795,749 / 1,410,448)                                     $10.49
                                                                ======
NET ASSET VALUE, OFFERING
  PRICE AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%) PER
  INVESTOR C SHARE
  ($849,166 / 80,950)                                           $10.49
                                                                ======



----------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                         $   316,833
     Gross unrealized depreciation                             (40,559)
                                                         -------------
                                                           $   276,274
                                                         =============

**   Rates shown are the rates as of September 30, 1997.

#    Total or partial securities on loan.

+ Partial principal in the amount of $8,292,971 has been pledged as collateral for reverse repurchase agreements.

++ Principal amount of securities pledged as collateral of $112,957 on 3 long U.S. Treasury Bonds and 16 short U.S. Treasury Notes futures contracts expiring December 1997. The value of such contracts on September 30, 1997 was $2,064,344, thereby resulting in an unrealized gain of $344.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             COMPASS CAPITAL FUNDS                [LOGO OMITTED]


                             STATEMENT OF NET ASSETS
                            MANAGED INCOME PORTFOLIO

                                                  Par
AS OF SEPTEMBER 30, 1997          Maturity       (000)        Value
                                  --------      -------    -----------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 48.1%
   Federal Home Loan Bank Notes
     5.40%**                      04/27/98      $ 8,000  $   7,970,000
   Small Business Administration
     Participation Certificates,
     Series 96-20
     6.95%                        11/10/16        9,766      9,891,043
   Small Business Administration
     Participation Certificates,
     Series 96-20B, Class 1
     6.37%                        02/01/16        4,189      4,119,121
   Small Business Administration
     Participation Certificates,
     Series 97-20B, Class 1
     7.10%                        02/01/17        1,972      2,009,087
   Small Business Administration
     Participation Certificates,
     Series 97-20F, Class 1
     7.20%                        06/01/17        2,250      2,303,375
   Small Business Administration
     Participation Certificates,
     Series 97-20G, Class 1
     6.85%                        07/01/17       13,000     13,072,530
   Small Business Investment Cos.
     Pass-Through, Series 96-P10C,
     Class 1
     7.35%**                      08/10/06        8,700      9,001,688
   U.S. Treasury Bonds
     6.50%+                       11/15/2        19,630     19,782,131
    #6.62%+                       02/15/27       23,549     24,117,941
    #6.37%+                       08/15/27       38,410     38,228,317
   U.S. Treasury Notes
     6.25%                        03/31/99        1,820      1,833,413
     6.25%                        05/31/99        7,900      7,957,354
     6.00%                        06/30/99        2,035      2,042,448
     5.87%+                       11/15/99       38,000     38,037,996
     6.37%+                       05/15/00       53,520     54,176,184
     6.00%+                       08/15/00       37,425     37,558,229
     6.62%                        03/31/02        5,800      5,938,793
     6.62%                        04/30/02        5,000      5,119,199
     6.50%                        05/31/02       18,095     18,441,879
     6.25%                        06/30/02        9,900      9,995,733
    #6.25%                        08/31/02       11,765     11,872,884
     7.25%                        08/15/04          750        798,187
     7.00%                        07/15/06        1,750      1,845,970
    #6.50%                        10/15/06       20,275     20,718,414
     6.25%+                       02/15/07       21,010     21,126,183
     6.62%                        05/15/07        2,800      2,893,184
    #6.00%+                       08/15/07       23,550     23,573,785
                                                         -------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $392,187,584)                                      394,425,068
                                                         -------------
MORTGAGE PASS-THROUGHS -- 19.0%
   Federal Home Loan Mortgage
     Corporation 15 Year
     6.50%                        03/01/11          239        237,129
     7.50%                     01/10-05/12       22,079     22,623,740


                                                  Par
                                  Maturity       (000)        Value
                                  --------      -------    -----------
MORTGAGE PASS-THROUGHS (CONTINUED)
   Federal Home Loan Mortgage
     Corporation
     9.00%                     09/20-06/21     $  4,016  $   4,305,854
     7.50%                     02/23-08/27       14,548     14,811,952
     7.00%                     09/25-09/27       10,374     10,354,658
   Federal National Mortgage
     Association 15 Year
     7.00%                     10/10-05/12        3,238      3,271,812
   Federal National Mortgage Association
     7.00%                        12/01/25        3,278      3,267,080
   Government National Mortgage
     Association 1 Year CMT ARM
     5.45%                        07/20/27        2,966      2,956,704
   Government National Mortgage
     Association
     9.50%                        12/15/16        2,068      2,228,316
     9.00%                     06/16-04/20        2,315      2,467,145
     8.50%                     12/19-09/21          728        762,438
     7.00%                     07/25-03/26       15,768     15,777,775
     7.50%                     01/23-07/27       29,542     30,058,527
     6.50%                     12/23-05/27       43,259     42,326,266
                                                         -------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $152,834,948)                                      155,449,396
                                                         -------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 5.1%
   Community Program Loan Trust,
     Series 87-A, Class A4
     4.50%                        10/01/18       12,833     11,297,204
   Federal National Mortgage Association,
     Series 274, Class 1 (PO)
     6.42%                        10/01/25        6,521      5,135,114
   Federal National Mortgage Association,
     Series 280, Class 1 (PO)
     5.10%                        12/25/24        2,325      1,808,151
   Federal National Mortgage Association,
     Series 96-56, Class E (PO)
     5.00%                        04/25/23        1,855      1,207,770
   Residential Accredit Loans, Inc.,
     Series 97-QS10, Class A1
     7.25%                        10/25/27       12,900     12,992,719
   Residential Asset Securitization Trust,
     Series 97-A7, Class A1
     7.50%                        09/25/27        8,827      8,928,855
                                                         -------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $41,043,661)                                        41,369,813
                                                         -------------
ASSET BACKED SECURITIES -- 17.5%
   Associates Manufactured Housing
     Pass-Through, Series 96-1,
     Class B1
     8.00%                        03/15/27        1,500      1,545,234
   Banc One Auto Grantor Trust,
     Series 97-A, Class A
     6.27%                        11/20/03        8,601      8,634,173
   CIT Group Securitization Corp.,
     Series 95-2, Class B
     7.65%                        05/15/26        3,950      3,877,789


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]               COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

                                                  Par
AS OF SEPTEMBER 30, 1997          Maturity       (000)        Value
                                  --------      -------    -----------
ASSET BACKED SECURITIES (CONTINUED)
   Copelco Capital Funding Corp.,
     Series  97-A, Class A3
     6.27%                        04/20/05     $  4,555    $ 4,573,505
   Daimler-Benz Vehicle Trust,
     Series 96, Class A
     5.85%                        07/20/03       11,217     11,217,256
   Discover Card Master Trust I,
     Series 94-2, Class A
     6.00%**                      10/15/97        5,000      5,039,063
   Equicon Home Equity Loan Trust,
     Series 93-1, Class I (IO)
     4.66%                        02/18/13       15,081        398,233
   Equivantage Home Equity Loan Trust,
     Series 96-1, Class A
     6.55%                        10/25/25        3,265      3,240,021
   First Chicage Master Trust II,
     Series 92-E, Class A
     6.25%                        08/15/99        3,997      3,990,392
   Green Tree Financial Corp.,
     Series 94-B, Class A
     7.85%                        07/15/04        1,235      1,248,443
   Green Tree Financial Corp.,
     Series 95-7, Class B1
     7.35%                        11/15/26        3,925      3,998,594
   Green Tree Financial Corp.,
     Series 95-A, Class A
     7.25%                        07/15/05        6,023      6,009,952
   Green Tree Financial Corp.,
     Series 96-2, Class B2
     7.90%                        04/15/27        2,500      2,584,375
   Green Tree Financial Corp.,
     Series 96-5, Class A6
     7.75%                        07/15/27        7,450      7,841,125
   Green Tree Financial Corp.,
     Series 96-5, Class A7
     8.25%                        07/15/27        5,184      5,615,730
   Green Tree Financial Corp.,
     Series 96-6, Class B2
     8.35%                        09/15/27        2,875      3,079,421
   Green Tree Financial Corp.,
     Series 96-7, Class A6
     7.65%                        10/15/27        4,725      4,888,898
   Green Tree Financial Corp.,
     Series 96-8, Class B1
     7.95%                        01/01/05        3,000      3,138,750
   Green Tree Financial Corp.,
     Series 97-1, Class B1
     7.23%                        03/02/28        7,300      7,409,500
   Green Tree Financial Corp.,
     Series 97-2, Class A7
     7.62%                        04/15/27        5,067      5,274,430
   Green Tree Financial Corp.,
     Series 97-3, Class B2
     8.03%                        07/15/28        3,800      3,988,813
   Green Tree Home Improvement
     Loan Trust, Series 96-C, Class HIB1
     7.75%                        06/15/21        4,450      4,553,602
   Green Tree Home Improvement
     Loan Trust; Series 97-A, Class Hem2
     7.90%                        03/15/28        5,150      5,364,852
   Honda Auto Receivables Grantor Trust,
     Series 97-A, Class A
     5.85%                        02/15/03        5,868      5,859,195


                                                  Par
                                  Maturity       (000)        Value
                                  --------      -------    -----------
ASSET BACKED SECURITIES (CONTINUED)
   Mellon Bank Home Equity Loan Trust,
     Series 96-1, Class B2
     6.07%**                      04/15/26      $ 5,000  $   5,009,375
   Nissan Auto Receivable Grantor Trust,
     Series 95-A, Class A
     6.10%                        08/15/01        4,528      4,529,740
   Puget Power Conservation
     Grantor Trust, Series 97-1
     6.23%                        07/11/02        7,120      7,104,425
   Railcar Leasing LLC, Series 1,
     Class A1
     6.75%                        07/15/06       12,219     12,405,680
   The Money Store Home Equity,
     Series 97-C
     7.35%                        02/15/24        1,075      1,065,594
                                                         -------------
TOTAL ASSET BACKED SECURITIES
  (Cost $141,850,499)                                      143,486,160
                                                         -------------
CORPORATE BONDS -- 25.9%
FINANCE -- 11.2%
   Allmerica Financial Corp.
     7.62%                        10/15/25        2,900      2,972,009
   Barnett Capital Trust I
     8.06%                        12/01/26        3,540      3,647,632
   BT Capital Trust B
     7.90%                        01/15/27        7,175      7,228,586
   Equitable Life
     7.70%                        12/01/15        3,500      3,630,867
   Finova Capital Corp.
     7.12%                        05/17/04        8,300      8,476,510
     7.40%                        05/06/06        4,350      4,510,844
   Household International Corp.
     6.00%                        03/15/99        5,000      5,000,000
   HSBC America Capital II
     8.38%                        05/15/27        7,500      7,852,743
   Keycorp Institute Capital-A
     7.82%                        12/01/26        7,301      7,310,876
   Liberty Mutual Co.
     8.50%++                      05/15/25        4,250      4,745,685
   Mellon Capital II
     7.99%                        01/15/27        6,350      6,495,884
   Merrill Lynch & Co.
     6.47%                        06/27/00        8,200      8,250,862
   Metropolitan Life Insurance Co.
     6.30%                        11/01/03        3,950      3,876,220
   Paine Webber, Inc.
     6.31%                        07/22/99        5,000      5,004,177
   Safeco Corporation
     6.87%                        07/15/07        4,200      4,208,888
   Salomon, Inc.
     8.90%                        02/15/00        2,500      2,639,323
   U.S. Bancorp (PAT)
     6.02%**                      11/15/99        5,400      5,404,660
   U.S. Bancorp Capital I
     8.27%                        12/15/26          600        631,238
                                                         -------------
                                                            91,887,004
                                                         -------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             COMPASS CAPITAL FUNDS                [LOGO OMITTED]


                             STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

                                                  Par
AS OF SEPTEMBER 30, 1997          Maturity       (000)        Value
                                  --------      -------    -----------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL -- 7.2%
   Burlington Industries
     7.25%                        09/15/05       $2,000  $   1,980,563
   ERAC USA Finance Co.
     6.95%                        03/01/04        4,250      4,281,511
   Federal Express
     7.60%                        07/01/47        2,750      2,811,266
   GMAC Pass-Through Trust
     6.50%                        01/17/00        5,050      5,076,558
   Ikon Capital Resources
     6.93%                        06/07/99        7,300      7,388,991
   ITT Corp.
     6.75%                        11/15/03        8,395      8,281,160
     7.37%                        11/15/15          855        824,506
     7.75%                        11/15/25        5,150      4,927,033
   RJR Nabisco, Inc.
     6.85%                        06/15/05        5,550      5,561,383
     7.05%                        07/15/07        1,950      1,976,813
     7.55%                        06/15/15        5,350      5,511,563
   Time Warner Entertainment
     7.25%                        09/01/08        2,755      2,785,174
   Time Warner
     6.10%                        12/30/01        7,300      7,124,955
                                                         -------------
                                                            58,531,476
                                                         -------------
UTILITY -- 1.0%
   CSW Energy
     6.87%                        10/01/01        2,250      2,272,393
   Mobile Energy Services, L.L.C.
     8.66%                        01/01/17        2,038      2,172,995
   Pennsylvania Power & Light Co.
     9.37%                        07/01/21        1,000      1,090,000
   Texas Utilities Electric Co.
     7.87%                        04/01/24        2,925      2,991,524
                                                         -------------
                                                             8,526,912
                                                         -------------
YANKEE -- 6.5%
   Banco Santiago S.A.
     7.00%                        07/18/07        5,320      5,295,786
   BGB Finance (Ireland)
     6.62%                        12/30/99        8,000      8,084,320
   Fairfax Financial
     8.30%                        04/15/26        4,400      4,722,731
   Israel Electric Corp., LTD
     7.87%                        12/15/26        2,900      3,001,942
   London Life Insurance Co.
     6.87%                        09/15/05        3,000      3,014,802
   Pan American Beverages Co.
     7.25%                        07/01/09        2,800      2,823,214
   Reliance Industries
     9.37%                        10/01/97        2,470      2,671,580
   Republic of Colombia
     7.62%                        02/15/07        8,000      7,858,725
   SBC Glacier Finance Ltd.,
     Series 1997-2A
     5.90%**                      09/10/06        8,000      7,998,750
   Telefonica De Argentina
     11.87%                       11/01/04        5,475      6,604,913
   Vattenfall Treasury
     6.00%                        06/10/98        1,100      1,099,992
                                                         -------------
                                                            53,176,755
                                                         -------------
TOTAL CORPORATE BONDS
  (Cost $207,657,693)                                      212,122,147
                                                         -------------


                                                  Par
                                  Maturity       (000)        Value
                                  --------      -------    -----------
TAXABLE MUNICIPAL BONDS -- 0.9%
   Los Angeles County Taxable
     Pension Obligation
     6.97%                        06/30/08     $  3,855  $   3,893,550
   New Jersey  Economic Development
     Authority
     7.21%                        02/15/18       14,500      3,535,969
                                                         -------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $7,341,048)                                          7,429,519
                                                         -------------
COMMERCIAL MORTGAGE-BACKED
  SECURITIES -- 3.0%
   CS First Boston Mortgage Securities
     Corp., Series 95-AEW1, Class C
     7.45%                        11/25/27        2,000      2,025,313
   J.P. Morgan Commercial Mortgage
     Finance Corp., Series 96-C3,
     Class A1
     7.33%                        04/25/28        2,404      2,488,000
   Merrill Lynch Mortgage Investors, Inc.,
     Series 96-C1, Class A3
     7.42%                        04/25/28        5,500      5,722,640
   Merrill Lynch Mortgage Investors, Inc.,
     Series 95-C, Class D
     7.94%**                      05/25/15        2,200      2,302,029
   Merrill Lynch Mortgage Investors, Inc.,
     Series 96-C1, Class A2
     7.24%                        04/25/28        4,713      4,860,160
   Morgan Stanley, Series 95, Class D
     8.25%                        08/15/27        1,000      1,063,281
   Structured Asset Securities Corp.,
     Series 97-N1, Class C
     6.13%                        09/25/28        6,000      6,000,000
                                                         -------------
TOTAL COMMERCIAL MORTGAGE-
  BACKED SECURITIES
  (Cost $23,849,296)                                        24,461,423
                                                         -------------
PROJECT LOANS -- 4.2%
   Federal Housing Authority,
     Audobon Villas,
     Construction Loan Collateral
     8.12%                        07/31/36        4,767      4,998,591
   Federal Housing Authority,
     Audobon Villas,
     Construction Loan Committment
     8.12%                        07/31/36          508        532,944
   Federal Housing Authority,
     Huntoon Paige,
     Construction Loan Collateral
     7.31%                        10/01/24       10,445     10,653,658
   Federal Housing Authority,
     Lakeland Nursing,
     Construction Loan Collateral
     7.87%                        12/01/34        4,980      5,184,910
   Federal Housing Authority,
     University Park Apartments,
     Construction Loan Collateral
     7.87%                        10/01/37        3,475      3,612,002
   Federal Housing Authority,
     University Park Apartments,
     Construction Loan Committment
     7.87%                        10/01/37        1,053      1,094,343
   Federal Housing Authority,
     Village Green,
     Construction Loan Collateral
     8.25%                        09/01/34        4,979      5,247,711


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]               COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONCLUDED)

                                                  Par
AS OF SEPTEMBER 30, 1997          Maturity       (000)        Value
                                  --------      -------    -----------
PROJECT LOANS (CONTINUED)
   Federal Housing Authority, Whittier
     Rehab At Westborough,
     Construction Loan Collateral
     8.12%                        02/28/37      $ 2,139   $  2,232,657
   Federal Housing Authority, Whittier
     Rehab At Westborough,
     Construction Loan Committment
     8.12%                        02/28/37        1,018      1,062,475
                                                         -------------
TOTAL PROJECT LOANS
  (Cost $33,486,491)                                        34,619,291
                                                         -------------
SHORT TERM INVESTMENTS -- 1.2%
   Federal Home Loan Mortgage
     Corp. Discount Notes
     6.05%                        10/01/97        9,980      9,980,000
   Smith Barney Money Market Fund                    29         29,286
                                                         -------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $10,009,286)                                        10,009,286
                                                         -------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $1,010,260,506*)                         124.9%  1,023,372,103

REVERSE REPURCHASE
  AGREEMENTS -- (24.5%)
   Aubrey Lanston
     (Agreement dated 09/18/97
     to be repurchased at 55,297,136.
     Collateralized by $53,520,000 U.S.
     Treasury Notes, 6.375% due 05/15/00.
     The value of the collateral is
     $55,297,136.)
     5.25%                        10/01/97       55,193    (55,297,136)
   Aubrey Lanston
     (Agreement dated 09/26/97
     to be repurchased at $21,978,295.
     Collateralized by $21,800,000 U.S.
     Treasury Notes, 6.125% due 08/15/07.
     The value of the collateral is
     $21,978,295.)
     4.85%                        10/01/97       21,964    (21,978,295)
   Aubrey Lanston
     (Agreement dated 09/26/97
     to be repurchased at $6,244,882.
     Collateralized by $6,025,000 U.S.
     Treasury Bonds, 6.625% due 02/15/27.
     The value of the collateral is
     $6,244,882.)
     5.20%                        10/06/97        6,236     (6,240,379)
   Aubrey Lanston
     (Agreement dated 09/25/97
     to be repurchased at $15,253,039.
     Collateralized by $15,000,000 U.S.
     Treasury Notes, 6.25% due 02/15/07.
     The value of the collateral is
     $15,253,039.)
     5.10%                        10/08/97       15,255    (15,237,941)
   Aubrey Lanston
     (Agreement dated 09/25/97 to
     be repurchased at $20,131,033.
     Collateralized by $19,700,000 U.S.
     Treasury Notes, 5.875% due
     11/15/99. The value of the
     collateral is $20,131,033.)
     5.53%                        10/15/97       20,069    (20,087,872)
   Lehman Brothers
     (Agreement dated 09/29/97 to
     be repurchased at $28,707,122.
     Collateralized by $28,500,000 U.S.
     Treasury Notes, 6.375% due
     08/15/27. The value of the
     collateral is $28,707,122.)
     5.20%                        10/06/97       28,678    (28,686,410)


                                                  Par
                                  Maturity       (000)        Value
                                  --------      -------    -----------
REVERSE REPURCHASE
  AGREEMENTS (CONTINUED)
   Lehman Brothers
     (Agreement dated 09/19/97
     to be repurchased at
     $37,821,996. Collateralized by
     $37,425,000 U.S. Treasury Notes,
     6.00% due 08/15/00. The value of
     the collateral is $37,821,996.)
     5.10%                        10/02/97      $37,752  $ (37,816,648)
   Lehman Brothers
     (Agreement dated 09/22/97
     to be repurchased at
     $15,064,210. Collateralized by
     $14,500,000 U.S. Treasury Bonds,
     6.50% due 11/15/26. The value of
     the collateral is $15,064,210.)
     5.44%                        10/01/97       15,044    (15,064,210)
                                                         -------------
TOTAL REVERSE REPURCHASE
  AGREEMENTS
  (Cost $200,408,891)                                     (200,408,891)

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                    (0.4%)    (3,254,941)
                                                 ------  -------------
NET ASSETS (Applicable to 51,630,340
  Institutional  shares,  25,634,309 Service
  shares, 1,463,584 Investor A shares and
  44,966 Investor B shares outstanding)          100.0%  $ 819,708,271
                                                 ======  =============
NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL,
  SERVICE, AND INVESTOR A SHARE
  ($819,240,345 / 78,728,233)                                   $10.41
                                                                ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                             $10.41
                                                                ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($10.41 / .955)                                               $10.90
                                                                ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%) PER
  INVESTOR B SHARE
  ($467,926 / 44,966)                                           $10.41
                                                                ======

---------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                       $  13,776,051
     Gross unrealized depreciation                            (664,454)
                                                         -------------
                                                         $  13,111,597
                                                         =============

**   Rates shown are the rates as of September 30, 1997.

#    Total or partial securities on loan.

+ Partial principal in the amount of $200,497,713 has been pledged as collateral for reverse repurchase agreements.

++ Principal amount of securities pledged as collateral of $ 3,405,727 on 1,453 Short U.S. Treasury Notes and 353 Short U.S. Treasury Bonds futures contracts expiring December 1997. The value of such contracts on September 30, 1997 was $200,705,906, thereby resulting in an unrealized loss of $3,533,375.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             COMPASS CAPITAL FUNDS                [LOGO OMITTED]


                             SCHEDULE OF INVESTMENTS
                          INTERNATIONAL BOND PORTFOLIO

                                                  Par**
AS OF SEPTEMBER 30, 1997          Maturity       (000)        Value
                                  --------      -------    -----------
FOREIGN BONDS -- 86.7%
CANADA -- 8.6%
   Canada Trust Company Mortgage
     5.63%                        01/01/02        2,424     $1,770,404
   Government of Canada
     7.25%                        06/01/07        3,000      2,412,071
                                                         -------------
                                                             4,182,475
                                                         -------------
DENMARK -- 6.4%
   Danske Kredit
     7.00%                        10/01/29       10,000      1,456,107
   Kingdom of Denmark
     8.00%                        05/15/03       10,000      1,670,407
                                                         -------------
                                                             3,126,514
                                                         -------------
FRANCE -- 8.0%
   Government of France
     5.50%                        04/25/07        2,000      2,185,124
     5.50%                        10/25/07       10,000      1,688,776
                                                         -------------
                                                             3,873,900
                                                         -------------
GERMANY -- 17.1%
   Bundesobligation
     5.25%                        02/21/01        3,500      2,024,992
   Federal Republic of Germany
     6.00%                        01/04/07        6,190      3,624,440
   Treuhandanstalt
     7.75%                        10/01/02        4,200      2,671,539
                                                         -------------
                                                             8,320,971
                                                         -------------
ITALY -- 3.6%
   Bayerische Vereinsbank
     9.65%                        08/04/00    2,740,000      1,756,003
                                                         -------------
JAPAN -- 18.8%
   Federal Home Loan Mortgage
     Association
     2.12%                        10/09/07      300,000      2,481,893
   Government of Japan
     6.70%                        09/20/01      200,000      2,016,408
   International Bond For Reconstruction
     & Development
     5.25%                        03/20/02      250,000      2,435,620
   Kingdom of Belgium
     6.87%                        07/09/01      220,000      2,212,853
                                                         -------------
                                                             9,146,774
                                                         -------------
NETHERLANDS -- 3.1%
   Dutch Government
     5.75%                        02/15/07        3,000      1,535,052
                                                         -------------
SPAIN -- 4.7%
   Government of Spain
     11.30%                       01/15/02      280,000      2,305,380
                                                         -------------
SWEDEN -- 3.8%
   Kingdom of Sweden
     10.25%                       05/05/00       12,400      1,830,336
                                                         -------------


                                                  Par**
                                  Maturity       (000)        Value
                                  --------      -------    -----------
FOREIGN BONDS (CONTINUED)
UNITED KINGDOM -- 12.6%
   Abbey National Treasury Services
     8.00%                        04/02/03          600  $   1,014,351
   Bayerische Landesbank Girozentrale
     7.87%                        12/07/06        1,100      1,906,190
   Halifax Building Society PLC
     6.50%                        02/16/04          450        712,706
   United Kingdom Treasury
     9.00%                        10/13/08        1,300      2,502,277
                                                         -------------
                                                             6,135,524
                                                         -------------
TOTAL FOREIGN BONDS
  (Cost $41,690,872)                                        42,212,929
                                                         -------------
UNITED STATES CORPORATE BONDS -- 4.6%
FINANCE -- 1.6%
   Korea Development Bank
     7.37%                        09/17/04          750        762,767
                                                         -------------
UTILITY -- 3.0%
   Korea Electric Power
     7.00%                        10/01/02          250        248,962
   Telefonica De Argentina SA
     11.87%                       11/01/04        1,000      1,206,265
                                                         -------------
                                                             1,455,227
                                                         -------------
TOTAL UNITED STATES CORPORATE BONDS
  (Cost $2,185,367)                                          2,217,994
                                                         -------------
SHORT TERM INVESTMENTS -- 8.7%
   Federal Home Loan Mortgage
     Corp. Discount Notes (Cost $4,250,000)
     6.05%                        10/01/97        4,250      4,250,000
                                                         -------------

TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $48,126,239*)                                    $  48,680,923
                                                         =============



------------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                       $     637,496
     Gross unrealized depreciation                             (82,812)
                                                         -------------
                                                         $     554,684
                                                         =============
**   In local currency.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                COMPASS CAPITAL FUNDS


                       STATEMENT OF ASSETS AND LIABILITIES
                          INTERNATIONAL BOND PORTFOLIO
SEPTEMBER 30, 1997

ASSETS
   Investments at value (Cost $48,126,239) .....................     $48,680,923
   Cash denominated in foreign currencies (Cost $2,050,644) ....       2,055,556
   Cash ........................................................          39,352
   Interest receivable .........................................       1,042,005
   Investments sold receivable .................................      15,771,454
   Capital shares sold receivable ..............................         141,966
   Futures collatera1 1 ........................................         200,000
   Futures margin receivable ...................................          69,633
   Net unrealized appreciation on
     forward foreign currency contracts ........................         262,899
   Prepaid expenses ............................................          19,395
                                                                     -----------
          TOTAL ASSETS .........................................      68,283,183
                                                                     -----------
LIABILITIES
   Investments purchased payable ...............................      15,144,619
   Capital shares redeemed payable .............................          74,532
   Accrued expenses payable ....................................          29,131
   Futures margin payable ......................................             176
   Net unrealized depreciation on
     forward foreign currency contracts ........................         336,155
   Distributions payable .......................................         211,714
                                                                     -----------
          TOTAL LIABILITIES ....................................      15,796,327
                                                                     -----------
NET ASSETS (Applicable to 3,954,769  Institutional shares,
   612,560 Service shares, 92,713 Investor A shares,
   89,426 Investor B shares and 43,295 Investor C
   shares outstanding) .........................................     $52,486,856
                                                                     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($43,310,302 / 3,954,769) ...........          $10.95
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($6,707,841 / 612,560) ....................          $10.95
                                                                          ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($1,015,272 / 92,713) ..................          $10.95
                                                                          ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($10.95 / 0.950) ............................................          $11.53
                                                                          ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent
   deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($979,314 / 89,426) ....................          $10.95
                                                                          ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent
   deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($474,127 / 43,295) ....................          $10.95
                                                                          ======
----------------
1 Segregated  cash of $200,000 on 5 long Tokyo Stock Exchange  10-Year  Japanese
  Government Bond and 10 long Life Italian Government Bond futures contracts expiring December 1997. The value of such contracts on September 30, 1997 was $6,628,823, thereby resulting in an unrealized gain of $114,983.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             COMPASS CAPITAL FUNDS                [LOGO OMITTED]


                             SCHEDULE OF INVESTMENTS
                            TAX-FREE INCOME PORTFOLIO

                                                  Par
AS OF SEPTEMBER 30, 1997          Maturity       (000)        Value
                                  --------      -------    -----------
MUNICIPAL BONDS -- 91.5%
ALABAMA -- 2.0%
   Courtland Ind. Dev. Rev., Champion
     Int. Corp. Proj., Ser. 92
     7.20%                        12/01/13       $  500    $   555,625
   Mobile G.O., Ser. 96
     5.00%                        02/15/16        1,000        978,750
                                                         -------------
                                                             1,534,375
                                                         -------------
ARIZONA -- 0.3%
   Phoenix G.O., Ser. 92
     6.37%                        07/01/13          200        217,250
                                                         -------------
CALIFORNIA -- 6.4%
   California Hsg. Fin. Agcy. Rev.,
     Home Mtg. Proj., Ser. 93C
     5.65%                        08/01/14        2,000      2,040,000
   M-S-R Pub. Pwr. Agy. Rev.,
     San Juan Proj., Ser. 97G
     5.37%                        07/01/14        2,850      2,903,437
                                                         -------------
                                                             4,943,437
                                                         -------------
COLORADO -- 3.3%
   Arapahoe Cnty. Cap. Imp.
     Trust Fund Rev., Ser. 86
     7.16%                        08/31/04          900        653,625
   Denver City & Cnty. Aprt. Rev.,
     Ser. 91D
     7.00%                        11/15/25        1,000      1,066,588
   Denver City & Cnty. Aprt. Rev.,
     Ser. 92C
     6.75%                        11/15/13          500        540,552
   Jefferson Cnty. Sch. Dist. G.O.,
     Ser. 92
     6.00%                        12/15/12          300        325,500
                                                         -------------
                                                             2,586,265
                                                         -------------
FLORIDA -- 3.2%
   Florida Dept. of Trans. G.O., Ser. 91
     6.25%                        07/01/07          400        431,000
   Santa Rosa Bay Bldg. Auth. Rev.,
     Ser. 96
     6.25%                        07/01/28        2,000      2,070,000
                                                         -------------
                                                             2,501,000
                                                         -------------
GEORGIA -- 1.6%
   Georgia G.O., Ser. 92B
     6.30%                        03/01/10          310        353,400
   Georgia Mun. Elec. Auth. Rev.,
     Ser. 92B
     6.12%                        01/01/14          400        423,500
   Gwinnett Cnty. G.O., Ser. 92
     6.00%                        01/01/10          400        428,000
                                                         -------------
                                                             1,204,900
                                                         -------------
ILLINOIS -- 1.1%
   Chicago Res. Mtg. Rev., Ser. 92B
     7.00%                        10/01/09          710        309,737
   Winnebago & Boone Cnty. G.O.,
     Sch. Dist. No. 205, Ser. 92C
     5.90%                        02/01/05          500        541,875
                                                         -------------
                                                               851,612
                                                         -------------


                                                  Par
                                  Maturity       (000)        Value
                                  --------      -------    -----------
MUNICIPAL BONDS (CONTINUED)
INDIANA -- 1.4%
   Indianapolis Int. Apt. Auth. Rev.,
     Fed. Exp. Corp. Proj., Ser. 94
     7.10%                        01/15/17       $1,000     $1,115,000
                                                         -------------
KANSAS -- 1.1%
   Johnson Cnty. G.O., Internal Insp.
     Ser. 92A
     6.00%                        09/01/07          400        427,500
   Kansas Dept. of Trans. Rev., Ser. 94A
     6.00%                        09/01/12          400        420,000
                                                         -------------
                                                               847,500
                                                         -------------
MARYLAND -- 2.3%
   Baltimore Port Fac. Rev., E.I.
     du Pont Co. Proj., Ser. 84A
     6.50%                        10/01/11          100        109,375
   Maryland Energy Fin. Admin. Sld. Wst.
     Disp. Rev., Rsc. Rec. Imps., Ser. 96
     6.45%                        12/01/16        1,500      1,629,375
                                                         -------------
                                                             1,738,750
                                                         -------------
MICHIGAN -- 1.5%
   Greater Detroit Res. Rec.
     Auth. Rev., Ser. 93A
     6.25%                        12/13/08        1,000      1,136,250
                                                         -------------
MINNESOTA -- 0.9%
   Southern Minnesota Mun. Pwr. Agcy.
     Sply. Sys. Rev., Ser. 86C
     5.00%                        01/01/17          750        725,625
                                                         -------------
MISSISSIPPI -- 1.1%
   Jackson Cnty. Pol. Ctrl.  Rev.,
     Chevron USA Inc. Proj., Ser. 93
     3.75%**                      10/01/97          850        850,000
                                                         -------------
MISSOURI -- 2.7%
   Lake of the Ozarks Cnty. Rev.,
     Mo. Bdg. Sys. Proj., Ser. 96
     6.25%                        12/01/16        2,000      2,072,500
                                                         -------------
NEW JERSEY -- 6.5%
   Middletown Twp. Bd. of Ed. G.O.,
     Ser. 97
     5.80%                        08/01/21        1,000      1,037,500
   New Jersey Econ. Dev. Auth.
     Cap. Aprt. Rev., Ser. 97A
     5.10%                        07/01/08        2,500      1,481,250
   New Jersey State Trans. Trust
     Fund Auth. Syst. Rev., Ser. 96B
     5.25%                        06/15/15        1,000      1,001,250
   South Jersey Port Corp. Rev.,
     Mar. Term., Ser. 93
     5.60%                        01/01/23        1,500      1,515,000
                                                         -------------
                                                             5,035,000
                                                         -------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]               COMPASS CAPITAL FUNDS


                             SCHEDULE OF INVESTMENTS
                      TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                  Par
AS OF SEPTEMBER 30, 1997          Maturity       (000)        Value
                                  --------      -------    -----------
MUNICIPAL BONDS (CONTINUED)
NEW YORK -- 14.3%
   New York City G.O., Ser. 95A
     6.00%                        08/01/05       $1,000    $ 1,071,250
   New York City G.O., Ser. 96A
     6.00%                        08/01/05        1,000      1,072,500
   New York City G.O., Ser. 96D
     5.60%                        11/01/05        1,000      1,067,500
   New York City Ind. Dev. Agcy.,
     Terminal One Group Assn. Proj.,
     Rev., Ser. 94
     6.00%                        01/01/08          360        382,950
     6.00%                        01/01/19          500        519,375
   New York St. Loc. Govt. Asst.
     Corp. Rev., Ser. 93D
     5.45%                        04/01/23        2,000      1,875,000
   New York St. Hsg. Fin. Agcy. Rev.,
     Ser. 96A
     6.37%                        11/01/04        2,000      2,165,000
   New York St. Loc. Govt. Asst. Corp.
     Rev., Ser. 93C
     5.00%                        04/01/21        2,000      1,872,500
   New York St. Urb. Dev. Corp. Rev.,
     Ser. 93
     5.62%                        01/01/07        1,000      1,058,750
                                                         -------------
                                                            11,084,825
                                                         -------------
NORTH CAROLINA -- 4.9%
   North Carolina Eastern Mun. Pwr.
     Agcy. Rev., Ser. 93B
     6.00%                        01/01/22        2,000      2,095,000
   North Carolina Mun. Pwr. Agcy. Rev.,
     Catawba Elec. Proj., Ser. 88
     7.50%                        01/01/17        1,350      1,388,772
   North Carolina Mun. Pwr. Agcy. Rev.,
     Catawba Elec. Proj., Ser. 92A
     6.00%                        01/01/10          300        331,875
                                                         -------------
                                                             3,815,647
                                                         -------------
OHIO -- 2.9%
   Cleveland-Cuyahoga Cnty. Port
     Auth. Rev. Ser. 97
     6.00%                        03/01/07          750        754,688
   Columbus Refuse Coal,
     Fired Plant 5-E-L, G.O., Ser. 91
     6.62%                        09/15/01          150        163,688
   Ohio St. Higher Ed. Fac. Rev.,
     Univ. Dayton Proj., Ser. 97
     5.35%                        12/01/07        1,000      1,006,250
   Ohio Wtr. Dev. Auth. Rev.,
     Clean Wtr. Proj., Ser. 92
     5.65%                        12/01/05          300        320,250
                                                         -------------
                                                             2,244,876
                                                         -------------
OREGON -- 0.4%
   Portland Swr. Sys. Rev., Ser. 92A
     6.00%                        10/01/12          300        328,875
                                                         -------------


                                                  Par
                                  Maturity       (000)        Value
                                  --------      -------    -----------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA -- 16.1%
   Altoona City Auth. Wtr. Rev., Ser. 97
     5.00%                        11/01/19       $2,000  $   1,917,500
   Beaver Cnty. G.O., Ser. 96A
     5.75%                        10/01/15        1,000      1,040,000
   Delaware Cnty. Auth. Rev.,
     Mercy Hlth. Corp. Proj., Ser. 96
     5.75%                        12/15/20        2,400      2,403,000
   Montgomery Cnty. Higher Ed. & Hlth.
     Auth. Rev., Holy Redeemer
     Hosp. Proj., Ser. 97A
     5.25%                        10/01/23        3,000      2,932,500
   Philadelphia Mun. Auth. Rev.,
     Ser. 93D
     6.12%                        07/15/08        1,000      1,091,250
   Pennsylvania G.O., Ser. 96
     5.37%                        05/15/09        1,000      1,042,500
   Tredyffrin Township G.O., Ser. 96
     5.25%                        11/15/21        2,000      2,007,500
                                                         -------------
                                                            12,434,250
                                                         -------------
RHODE ISLAND -- 0.6%
   Rhode Isl& St. Hlth. & Ed.  Bldg.
     Corp. Rev., Ser. 96
     5.50%                        05/15/16          500        506,250
                                                         -------------
SOUTH CAROLINA -- 1.2%
   Piedmont Mun. Pwr. Agcy. Elec.
     Rev. Ser. 85B
     6.25%                        01/01/18          500        523,750
   South Carolina Pub. Ser. Auth. Rev.,
     Santee Cooper Proj., Ser. 91D
     6.50%                        07/01/14          100        107,875
   Spartanburg Wtr. Rev., Ser. 93
     6.20%                        06/01/09           15         16,331
   Spartanburg Wtr. Rev., Ser. 92
     6.20%                        06/01/09          285        304,238
                                                         -------------
                                                               952,194
                                                         -------------
SOUTH DAKOTA -- 0.7%
   South Dakota Lease Rev.,
     Tran. Cert., Ser. 93A
     6.37%                        09/01/05          500        556,875
                                                         -------------
TENNESSEE -- 3.4%
   Tennesse Hsg. Dev. Agcy. Rev.,
     Ser. 97-3A
     5.23%                        01/01/06        4,000      2,620,000
                                                         -------------
TEXAS -- 4.4%
   Brazos River Auth. Pol. Ctrl.  Rev. Coll.,
     Texas Util. Elec. Co. Proj., Ser. 89
     8.25%                        01/01/19        1,000      1,061,250
   Matagorda Cnty. Nav. Dist. #1 Rev.,
     Ser. 89B
     7.70%                        02/01/19          700        721,273
   Sabine River Auth. Pol. Ctrl. Rev.,
     Texas Util. Elec. Proj., Ser. 90B
     8.25%                        10/01/20        1,000      1,107,500
   University of Texas, Univ. Rev.,
     Ser. 91A
     7.00%                        08/15/07          500       556,650
                                                         -------------
                                                             3,446,673
                                                         -------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             COMPASS CAPITAL FUNDS                [LOGO OMITTED]


                             SCHEDULE OF INVESTMENTS
                      TAX-FREE INCOME PORTFOLIO (CONCLUDED)

                                                  Par
AS OF SEPTEMBER 30, 1997          Maturity       (000)        Value
                                  --------      -------    -----------
MUNICIPAL BONDS (CONTINUED)
UTAH -- 0.2%
   Salt Lake City Hosp. Rev., Ser. 88A
     8.12%                        05/15/15       $  100     $  123,125
                                                           -----------
VERMONT -- 1.4%
   Vermont G.O., Pub. & Sch.
     Imp. Proj., Ser. 90A
     6.75%                        02/01/08        1,000      1,077,500
                                                           -----------
VIRGINIA -- 1.3%
   Hampton G.O., Ser. 95
     6.00%                        01/15/08          400        436,500
   Virginia Hsg. Dev. Auth. Rev.,
     Commonwealth Mtg. Proj.,
     Ser. 95A-1
     6.70%                        07/01/05          500        536,875
                                                           -----------
                                                               973,375
                                                           -----------
WASHINGTON -- 3.9%
   Seattle Met. Mun. G.O., Ser. 93
     5.40%                        01/01/08        1,000      1,036,250
   Washington St. G.O., Ser. 96A
     5.37%                        07/01/21        2,000      2,007,500
                                                           -----------
                                                             3,043,750
                                                           -----------
WISCONSIN -- 0.4%
   Milwaukee Met. Swr. Dist. G.O.,
     Ser. 92A
     6.12%                        10/01/03          250        272,500
                                                           -----------
TOTAL MUNICIPAL BONDS
  (Cost $68,209,061)                                        70,840,179
                                                           -----------
SHORT TERM INVESTMENTS -- 8.5%
   Maricopa Cnty. Pol. Ctrl. Corp. Rev.,
     Arizona Pub. Svc. Proj.,
     Ser. 94 FRDD
     3.75%**                      05/01/29        3,000      3,000,000
   New York City Mun. Wtr. Fin. Auth.,
     Wtr. & Swr. Sys. Rev.,
     Ser. 94G FRDD
     3.80%**                      10/01/97          300        300,000
   Orange Cnty. Wtr. Dist. Rev.,
     Ser. 90B FRDD
     3.70%**                      08/15/15          100        100,000
   Perry Cnty. Pol. Ctrl. Rev.,
     Leaf River Forest Proj.,
     Ser. 92 FRDD
     3.80%**                      10/01/97          800        800,000
   Tustin Imp. Bd. Rev., Ser. 96 FRDD
     3.65%**                      09/02/13          200        200,000
   Smith Barney Tax-Free Money
     Market Fund                                  2,214      2,214,487
                                                           -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $6,614,487)                                          6,614,487
                                                           -----------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $74,823,548*)                                      $77,454,666
                                                           ===========


-------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                          $2,646,501
     Gross unrealized depreciation                             (15,383)
                                                            ----------
                                                            $2,631,118
                                                            ==========

** Rates shown are the rates as of September 30, 1997, and the maturities shown are the longer of the next interest readjustment date or the date the principal amount can be recovered through demand.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                COMPASS CAPITAL FUNDS


                       STATEMENT OF ASSETS AND LIABILITIES
                            TAX-FREE INCOME PORTFOLIO
SEPTEMBER 30, 1997

ASSETS
   Investments at value (Cost $74,823,548) .....................     $77,454,666
   Interest receivable .........................................       1,035,820
   Investments sold receivable .................................       1,951,024
   Capital shares sold receivable ..............................       3,897,333
   Prepaid expenses ............................................          19,005
                                                                     -----------
          TOTAL ASSETS .........................................      84,357,848
                                                                     -----------
LIABILITIES
   Investments purchased payable ...............................       9,363,929
   Accrued expenses payable ....................................          71,332
   Distributions payable .......................................         268,847
                                                                     -----------
          TOTAL LIABILITIES ....................................       9,704,108
                                                                     -----------
NET ASSETS (Applicable to 830,687 Institutional shares,
   5,183,945 Service shares, 487,696 Investor A shares,
   and 81,621 Investor B shares and 28 Investor C
   shares outstanding) .........................................     $74,653,740
                                                                     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($9,419,037 / 830,687) ..............          $11.34
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($58,779,218 / 5,183,945) .................          $11.34
                                                                          ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($5,529,698 / 487,696) .................          $11.34
                                                                          ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($11.34 / 0.960) ............................................          $11.81
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent
   deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($925,473 / 81,621) ....................          $11.34
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent
   deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($314 / 28) ............................          $11.34
                                                                          ======


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             COMPASS CAPITAL FUNDS                [LOGO OMITTED]


                             STATEMENT OF NET ASSETS
                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

                                                  Par
AS OF SEPTEMBER 30, 1997          Maturity       (000)        Value
                                  --------      -------    -----------
MUNICIPAL BONDS -- 98.0%
PENNSYLVANIA -- 97.7%
   Allegheny Cnty. Higher Ed. Bldg.
     Auth. Rev., Duquesne Univ. Proj.
     5.00%                        03/01/21       $1,000     $  955,000
   Allegheny Cnty. G.O., Ser. 91C-38
     6.20%                        09/01/01          250        267,812
   Allegheny Cnty. Hosp. Dev. Auth. Rev.,
     Children's Hosp. Proj., Ser. 90A
     7.00%                        07/01/06          500        521,505
   Allegheny Cnty. Res. Fin. Auth. Mtg.
     Rev., Single Fam. Mtg. Proj.,
     Ser. 94Y
     6.25%                        05/01/17          345        363,975
   Altoona Auth. Wtr. Rev., Ser. 97
     5.00%                        11/01/19        5,000      4,793,750
   Beaver Cnty. G.O., Ser. 96A
     5.80%                        10/01/17        3,500      3,622,500
   Bethlehem Area Sch. Dist. G.O.,
     Ser. 97
     5.50%                        09/01/05        1,000      1,060,000
   Cambria Cnty. Unltd. Tax G.O.,
     Ser. 91
     8.25%                        06/01/00          385        410,025
   Cambria Twp. Wtr. Auth. Ind. Rev.,
     Ser. 93A
     6.00%                        12/01/02        1,000      1,040,000
   Central Bucks Sch. Dist. Unltd.
     Tax G.O., Ser. 94A
     6.70%                        11/15/09          500        563,750
   Chester Cnty. Unltd. Tax G.O.
     Ser. 91
     6.70%                        12/15/04          385        419,169
   Coatesville  Sch. Dist. G.O., Ser. 97
     5.12%                        04/01/17        2,050      2,019,250
   Crawford Central Sch. Dist.
     Unltd. Tax G.O., Ser. 95
     5.75%                        02/15/11        1,585      1,656,325
   Dauphin Cnty. Pinnacle Gen.
     Auth. Hlth. Sys. Rev.
     5.50%                        05/15/17        2,000      2,025,000
   Dauphin Cnty. Gen. Auth. Rev.,
     A-F Sch. Dist. Pooled Fin. Prog.,
     Ser. 86
     5.50%                        06/01/07          550        550,302
    6.85%                         06/01/09          800        863,000
   Deer Lakes Sch. Dist. Unltd.
     Tax G.O., Ser. 95
     6.35%                        01/15/14        1,000      1,070,000
     6.45%                        01/15/19        1,300      1,386,125
   Delaware Cnty. Auth. Rev., Mercy Hlth.
     Corp. Proj., Ser. 96
     5.75%                        12/15/20        3,000      3,003,750
   Delaware Cnty. Mem. Hosp.
     Auth. Rev., Ser. 95
     5.50%                        08/15/19        3,000      3,011,250
   Erie Cnty. Prison Auth. Lease Rev.,
     Ser. 91
     6.25%                        11/01/01          500        537,500
   Erie  Higher Ed. Bldg. Auth. Coll. Rev.,
     Mercyhurst Coll. Proj., Ser. 93A
     5.75%                        03/15/13        3,000      3,045,000


                                                  Par
                                  Maturity       (000)        Value
                                  --------      -------    -----------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Harrisburg Auth. Lease Rev., Ser. 91
     6.50%                        06/01/04       $  500     $  540,000
   Indiana Cnty. Indl. Dev. Auth. Poll.
     Ctrl. Rev.,  N. Y. St. Elec. & Gas
     Corp., Ser. 95A MBIA
     6.00%                        06/01/06        1,000      1,093,750
   Lancaster Cnty. Hosp. Auth. Rev.,
     Hlth. Center-Masonic Homes Proj.,
     Ser. 94
     5.30%                        11/15/08          500        508,125
   Lebanon Cnty. Hosp. Auth. Rev.,
     Good Samaritan Hosp. Proj., Ser. 93
     5.55%                        11/15/04          355        366,981
   Ligonier Valley Sch. Dist. Unltd.
     Tax G.O., Ser. 94
     5.65%                        03/01/14        2,000      2,052,500
   Montgomery Cnty. Hghr. Ed. & Hlth.
     Auth. Rev., Beaver Coll., Ser. 96
     5.75%                        04/01/12        1,690      1,753,375
   Moon Twp. Wtr. & Swr. Auth. Rev.,
     Ser. 94
     6.70%                        12/01/19        1,000      1,056,250
   New Garden Twp. Swr. Auth. Rev.,
     Ser. 91
     7.00%                        03/01/15          420        454,125
   Northampton Cnty. Hghr. Ed. Auth.
     Rev., Moravian Coll., Ser. 94
     6.10%                        07/01/12        1,950      2,086,500
   Northampton Cnty. Ind. Dev. Auth.
     Poll. Ctrl. Rev., Met. Ed. Co. Proj.,
     Ser. 95A
     6.10%                        07/15/21        1,000      1,057,500
   Northumberland Cnty. Auth.
     Comwlth. Lease Rev., Ser. 91
     6.25%                        10/15/09        2,500      2,687,500
   Parkland Sch. Dist. Rev., Ser. 96
     5.75%                        09/01/14        2,910      3,015,487
   Pennsbury Sch. Dist. Unltd.
     Tax G.O., Ser. 94
     6.65%                        08/15/09          685        774,906
   Pennsylvania Comwlth. Tpke. Rev.,
     Ser. 91L
     6.50%                        06/01/04          445        483,381
   Pennsylvania Convention Ctr. Rev.,
     Ser. 94A
     6.60%                        09/01/09        1,000      1,117,500
   Pennsylvania Fin. Auth. Rev. Mun.
     Cap. Imp. Proj.,Ser. 93
     6.60%                        11/01/09        3,260      3,541,175
   Pennsylvania Hghr. Ed. Fac.
     Auth. Rev., Duquesne Univ.,
     Ser. 91C
     6.75%                        04/01/20        1,000      1,062,500
   Pennsylvania Hghr. Ed. Fac.
     Auth. Rev., Philadelphia Coll.
     of Textiles & Science, Ser. 93
     5.15%                        02/01/04        1,230      1,231,538
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Single Fam. Mtg., Ser. 56a
     6.05%                        10/01/16        2,500      2,600,000
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Single Fam. Mtg., Ser. 1994-39B
     6.87%                        10/01/24        1,500      1,620,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]               COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                  Par
AS OF SEPTEMBER 30, 1997          Maturity       (000)        Value
                                  --------      -------    -----------
UNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Ser. 92
     6.40%                        07/01/12       $  500    $   526,875
   Pennsylvania Ifra. Invest. Auth. Rev.,
     Pennvest Proj., Ser. 94
     6.00%                        09/01/06        1,930      2,132,650
   Pennsylvania Ifra. Invest. Auth. Rev.,
     Pennvest Proj., Ser. 90B
     6.80%                        09/01/10        2,000      2,230,000
   Pennsylvania Intrgov. Coop. Auth.
     Spec. Tax Rev., City of Philadelphia
     Fdg. Prog., Ser. 94
     7.00%                        06/15/04          500        572,500
   Pennsylvania Intrgov. Coop. Auth.
     Spec. Tax Rev., City of Philadelphia
     Fdg. Prog., Ser. 93
     5.75%                        06/15/15        1,000      1,015,000
   Pennsylvania St. Hghr. Ed. Fac. Rev.,
     Susquehanna Univ., Ser. 90
     6.90%                        03/01/02          750        766,943
   Pennsylvania St. Indl. Dev. Auth. Rev.
     6.75%                        07/01/03        1,000      1,121,250
   Pennsylvania St. Pub. Sch. Bldg.
     Auth. Rev., Mid Valley Sch.
     Dist. Proj., Ser. 92D
     6.25%                        01/01/07          500        545,625
   Pennsylvania St. Tpke., Oil Franchise
     Tax Rev., Ser. 94A
     5.87%                        12/01/08          500        540,000
   Pennsylvania St. Tpke. Rev.,
     Ser. 92P
     6.00%                        12/01/09          500        539,375
   Pennsylvania Unltd. Tax G.O.,
     Ser. 94A
     6.50%                        11/01/05          250        274,375
   Philadelphia  Prk. Auth. Rev., Ser. 97
     5.40%                        09/01/15        1,000      1,010,000
   Philadelphia Auth. for Ind. Dev. Rev.,
     Nat. Bd. of Med. Examiners Proj.,
     Ser. 92
     6.75%                        05/01/12          500        542,500
   Philadelphia G.O., Ser. 94B
     5.90%                        11/15/09        2,600      2,804,750
   Philadelphia Mun. Auth. Rev.,
     Ser. 93D
     6.12%                        07/15/08          500        545,625
   Philadelphia Mun. Auth. Rev.,
     Ser. 93A
     5.62%                        11/15/14        2,600      2,652,000
   Philadelphia Sch. Dist., Ser. A.
     6.25%                        09/01/04        1,000      1,101,250
   Philadelphia Sch. Dist. Unltd.
     Tax G.O., Ser. 91A
     6.70%                        07/01/99          250        260,938
   Philadelphia Wtr. & Waste Wtr. Rev.,
     Ser. 93
     5.50%                        06/15/07        1,250      1,340,625


                                                  Par
                                  Maturity       (000)        Value
                                  --------      -------    -----------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Philadelphia Wtr. & Waste Wtr. Rev.,
     Ser. 95
     6.75%                        08/01/03     $    500     $  560,625
   Philadelpia Sch. Dist., Ser. A
     5.00%                        04/01/05        1,000      1,023,750
   Pittsburgh G.O., Ser. 95A
     5.25%                        03/01/11        1,000      1,016,250
   Pottstown Borough  Auth. Swr. Rev.
     5.50%                        11/01/16        1,560      1,575,600
   Ringgold Sch. Dist. Rev., Ser. 95
     6.20%                        02/01/19          500        535,000
   Riverside Beaver Cnty. Sch. Dist.
     5.50%                        02/15/17        1,500      1,513,125
   Schuylkill Redev. Auth. Lease Rev.,
     Ser. 91A
     7.12%                        06/01/13        1,250      1,387,500
   Southeastern Trans. Auth. Spec. Rev.
     5.37%                        03/01/17        1,500      1,501,875
   Southeastern Trans. Auth. Spec. Rev.,
     Ser. 95A
     5.87%                        03/01/09        1,230      1,319,175
   Tredyffrin Township G.O., Ser. 96
     5.25%                        11/15/21        2,000      2,007,500
   Westmoreland Cnty. Ind. Dev.
     Auth. Rev., Westmoreland
     Hlth. Sys. Proj., Ser. 93A
     6.00%                        07/01/11          200        213,000
   Wilson Penn Sch. Dist. G.O.,
     Ser. 97
     5.50%                        05/15/14        1,440      1,476,000
     5.50%                        05/15/17        1,500      1,524,375
                                                         -------------
                                                            98,464,137
                                                         -------------
PUERTO RICO -- 0.3%
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 91P
     6.75%                        07/01/03          250        273,125
                                                         -------------
TOTAL MUNICIPAL BONDS
  (Cost $94,850,399)                                        98,737,262
                                                         -------------
SHORT TERM INVESTMENTS -- 5.5%
   Delaware Cnty. IDA Apt. Fac.,
     UPS Proj., Ser. 85 FRDD
     3.80%**                      10/01/97         1,100     1,100,000
   Unita Cnty. Pol. Ctl. Rev.,
     Ser. 92 FRDD
     3.75%**                      12/01/22          200        200,000
   Smith Barney Tax-Free
     Money Market Fund                            4,165      4,164,656
   Vanguard Tax-Exempt Money Fund                   100        100,000
                                                         -------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $5,564,656)                                          5,564,656
                                                         -------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             COMPASS CAPITAL FUNDS                [LOGO OMITTED]


                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONCLUDED)



AS OF SEPTEMBER 30, 1997                                      Value
                                                           -----------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $100,415,055*)                           103.5%   $104,301,918

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                    (3.5%)    (3,510,938)
                                                 ------  -------------
NET ASSETS (Applicable to 474,182
  Institutional shares, 4,678,402 Service
  shares, 3,054,223 Investor A shares and
  1,150,124 Investor B shares outstanding)       100.0%  $ 100,790,980
                                                 ======  =============
NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($88,402,193 / 8,206,807)                                     $10.77
                                                                ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                             $10.77
                                                                ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($10.77 / .960)                                               $11.22
                                                                ======
NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%) PER
  INVESTOR B SHARE
  ($12,388,787 / 1,150,124)                                     $10.77
                                                                ======



--------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                       $   3,889,522
     Gross unrealized depreciation                              (2,659)
                                                         -------------
                                                         $   3,886,863
                                                         =============

** Rates shown are the rates as of September 30, 1997, and the maturities shown are the longer of the next interest readjustment date or the date the principal amount can be recovered through demand.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]               COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
                      NEW JERSEY TAX-FREE INCOME PORTFOLIO

                                                  Par
AS OF SEPTEMBER 30, 1997          Maturity       (000)        Value
                                  --------      -------    -----------
MUNICIPAL BONDS -- 97.5%
NEW JERSEY -- 89.5%
   Absecon Bd. of Ed. G.O., Ser. 92
     5.62%                        12/15/02       $  770    $   788,241
   Brick Township Mun. Util. Auth. Rev.,
     Ser. 77
     6.75%                        12/01/16        1,000      1,172,500
   Brigantine G.O., Ser. 92
     6.25%                        08/01/03          730        799,350
   Cherry Hill Township G.O.,
     Ser. 92
     6.00%                        06/01/06          500        535,625
   Dover Township G.O., Ser. 92
     6.00%                        10/15/03        1,000      1,095,000
   Delaware River Joint Toll Bdg. Rev.,
     Ser. 92
     6.25%                        07/01/12        1,400      1,480,500
   Edison Township G.O., Ser. 91
     6.50%                        06/01/04          500        556,875
   Essex Cnty. Imp. Auth. Lease Rev.,
     Jail & Yth. Hsg. Proj., Ser. 94
     6.90%                        12/01/14          500        584,375
   Essex Cnty. Util. Auth. Sol. Wste.
     Rev., Ser. 96
     5.75%                        04/01/05        2,000      2,152,500
   Knowlton Township Bd. of Ed. G.O.,
     Ser. 91
     6.60%                        08/15/11          169        196,251
   Lacey Township Wtr. Auth. Rev.,
     Ser. 93
     6.00%                        12/01/12        1,000      1,073,750
   Mercer Cnty. Imp. Rev., Hamilton
     Bd. of Ed. Proj., Ser. 92
     5.90%                        06/01/03          500        533,125
   Mercer Cnty. Imp. Rev., Hamilton
     Lease Proj. Ser. 93
     5.25%                        12/15/14        1,000      1,006,250
   Middlesex Cnty. Import  Auth. Rev.,
     Ser. 96
     5.80%                        09/15/13        1,000      1,032,500
   Morristown G.O., Ser. 95
     6.40%                        08/01/14          500        563,125
   New Jersey Econ. Dev. Auth. Rev.,
     St. Barnabas Medical Ctr. Proj.,
     Ser. 97A
     5.63%                        07/01/23        4,000        980,000
   New Jersey Econ. Dev. Auth. Rev.,
     Invamed Inc. Proj., Ser. 95
     6.00%                        07/01/06          300        316,875
     6.10%                        07/01/07          200        211,250
   New Jersey Econ. Dev. Auth. Rev.,
     Mkt. Trans. Fac. Proj., Ser. 94
     5.87%                        07/01/11        4,000      4,270,000
   New Jersey Econ. Dev. Auth. Rev.,
     Performing Arts Ctr. Proj., Ser. 96C
     5.75%                        06/15/08        3,000      3,251,250
   New Jersey Econ. Dev. Auth. Rev.,
     Trenton OFC Complex Proj., Ser. 89
     6.62%                        06/15/01        1,050      1,132,687
   New Jersey Econ. Dev. Auth. Rev.,
     W.Y. Hldg. Co. Proj., Ser. 95
     5.95%                        06/01/05          865        897,437
   New Jersey Ed. Auth. Rev.,
     Rowan Coll. Proj., Ser. 96
     5.87%                        07/01/16        2,185      2,313,369


                                                  Par
                                  Maturity       (000)        Value
                                  --------      -------    -----------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey Hlth. Care Fac. Fin.
     Auth. Rev., Cathederal.
     Hlth. Ctr. Proj., Ser. 90
     7.25%                        02/15/21       $1,000     $1,088,750
   New Jersey Hlth. Care Fac. Fin.
     Auth. Rev., St. Josephs Hosp.
     Ctr. Proj., Ser. 96
     5.60%                        07/01/07        4,000      4,240,000
   New Jersey St. G.O., Ser. 92D
     5.90%                        02/15/08        3,000      3,228,750
     6.00%                        02/15/11        2,000      2,240,000
   New Jersey St. Hsg. & Mtg. Fin.
     Agcy. Rev., Ser. 92A
     6.70%                        05/01/05          500        537,500
     6.70%                        11/01/05        1,000      1,075,000
     6.95%                        11/01/13          750        808,125
   New Jersey St. Hwy. Auth. Rev.,
     Gard. St. Pkwy. Proj., Ser. 92
     6.00%                        01/01/05        1,350      1,446,187
     6.20%                        01/01/10          750        839,062
     6.25%                        01/01/14          500        527,500
   New Jersey St. Tpke. Auth. Rev.,
     Ser. 91A
     6.90%                        01/01/14          970        974,481
   New Jersey St. Tpke. Auth. Rev.,
     Ser. 91C
     6.25%                        01/01/10        1,350      1,439,438
     6.50%                        01/01/16          500        558,125
   New Jersey St. Trans. Auth. Rev.,
     Ser. 95A
     5.50%                        06/15/11        1,500      1,556,250
   New Jersey St. Trans. Trust Fund Rev.,
     Ser. 96B
     5.25%                        06/15/15        3,000      3,003,750
   New Jersey Wstwtr. Rev., Ser. 89B
     7.00%                        05/15/04          950      1,005,813
   New Jersey Wstwtr. Treatment
     Trust Rev., Ser. 96C
     6.25%                        05/15/03        2,500      2,728,125
     6.25%                        05/15/06        3,000      3,345,000
   Newark Bd. of Ed. G.O., Ser. 94
     5.87%                        12/15/13        1,000      1,050,000
   North Bergen Township G.O.,
     Ser. 92
     5.90%                        08/15/01          500        530,000
   North Hudson Swr. Auth. Rev.,
     Ser. 96
     6.00%                        08/01/05        1,000      1,100,000
   North Jersey Wtr. Sply. Rev.,
     Wanaque Nth. Proj., Ser. 91A
     6.50%                        11/15/06          510        562,913
   Northwest Bergen Cnty. Rev.,
     Ser. 92
     5.90%                        07/15/06          755        819,175
   Ocean Cnty. Util. Auth. Rev.,
     Ser. 95A
     6.30%                        01/01/12        1,005      1,086,656
   Passaic Valley Wtr. Comm.
     Sply. Rev., Ser. 92A
     5.95%                        12/15/02          500        538,125
   Point Pleasant G.O., Ser. 95
     5.70%                        12/01/03          500        533,750
   Port Auth. N.Y. & N.J. Rev., Ser. 95
     5.75%                        11/01/09        3,275      3,438,750


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             COMPASS CAPITAL FUNDS                [LOGO OMITTED]


                             STATEMENT OF NET ASSETS
                NEW JERSEY TAX-FREE INCOME PORTFOLIO (CONCLUDED)

                                                  Par
AS OF SEPTEMBER 30, 1997          Maturity       (000)        Value
                                  --------      -------    -----------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   Port Auth. N.Y. & N.J. Spl. Oblig. Rev.,
     JFK Intl. Air Term. Proj., Ser. 97
     6.25%                        12/01/09       $3,000   $  3,375,000
     5.75%                        12/01/22        2,105      2,154,994
   South Jersey Port. Corp. N.J.
     Rev., Ser. 93
     5.60%                        01/01/23        1,500      1,515,000
   Warren Cnty. Pol. Ctrl. Fin. Auth.
     Rev., Ser. 92B
     5.70%                        12/01/03          500        538,125
   Weehawken Township G.O.,
     Ser.92
     6.15%                        07/01/04          350        378,875
   West Windsor Plainsboro Township
     Bd. of Ed. G.O., Ser. 93
     5.80%                        03/15/06        1,000      1,076,250
   Winslow Township Tax G.O.,
     Ser.92
     6.40%                        10/01/05          870        959,175
   Woodbridge Township G.O.,
     Ser. 92
     6.05%                        08/15/05          500        538,125
                                                         -------------
                                                            77,779,604
                                                         -------------
PUERTO RICO -- 8.0%
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 94S
     6.12%                        07/01/08        1,000      1,127,500
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 94T
     5.50%                        07/01/20        2,250      2,224,688
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 97AA
     5.25%                        07/01/16        1,000      1,008,750
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 97BB
     5.50%                        07/01/09        1,500      1,605,000
   Puerto Rico  Pub. Bldgs. Auth. Rev.,
     Ser. 97B
     5.00%                        07/01/15        1,000        988,750
                                                         -------------
                                                             6,954,688
                                                         -------------
TOTAL MUNICIPAL BONDS
  (Cost $80,321,597)                                        84,734,292
                                                         -------------


                                                  Par
                                                 (000)        Value
                                                -------    -----------
SHORT TERM INVESTMENTS -- 1.2%
   Smith Barney Tax Free
     Money Market Fund
  (Cost $1,045,481)                              $1,045   $  1,045,481
                                                          ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $81,367,078*)                             98.7%     85,779,773

OTHER ASSETS IN EXCESS
  OF LIABILITIES                                   1.3%    1,131,696
                                                 ------   ------------
NET ASSETS (Applicable to 7,258,965
  Service shares, 132,824 Investor A
  shares and 65,824 Investor B shares
  outstanding)                                   100.0%   $ 86,911,469
                                                 ======   ============
NET ASSET VALUE AND REDEMPTION
  PRICE PER SERVICE AND
  INVESTOR A SHARE
  ($86,144,344 / 7,391,789)                                     $11.65
                                                                ======
OFFERING PRICE PER SERVICE
  SHARE                                                         $11.65
                                                                ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($11.65 / .960)                                               $12.14
                                                                ======
NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%) PER
  INVESTOR B SHARE
  ($767,125 / 65,824)                                           $11.65
                                                                ======


------------------------

* Also cost for Federal income tax purposes. The gross unrealized appreciation on a tax basis is $4,412,695.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
                         OHIO TAX-FREE INCOME PORTFOLIO

                                                  Par
AS OF SEPTEMBER 30, 1997          Maturity       (000)        Value
                                  --------      -------    -----------
MUNICIPAL BONDS -- 99.7%
OHIO -- 94.5%
   Akron Swr. Sys. Rev., Ser. 96
     5.87%                        12/01/16       $500         $523,750
   Brunswick G.O., Ser. 94
     6.30%                        12/01/05        210          227,062
   Butler Cnty. Hosp. Fac. Rev.,
     Middletown Reg. Hosp., Ser. 91
     6.75%                        11/15/03         50           55,437
   Cleveland Apt. Sys. Rev., Ser. 94B
     5.70%                        01/01/04        150          160,312
   Cleveland Packaging Fac. Rev.,
     Ser. 96
     6.00%                        09/15/06        500          553,750
   Cleveland-Cuyahoga Cnty. Port
     Auth. Rev., Ser. 97
     6.00%                        03/01/07        500          503,125
   Columbus Mun. Apt. Auth. Rev.
     Port Columbus Int. Apt. Ser. 94A
     6.00%                        01/01/04        150          161,250
   Columbus Public Imps., Ser. 93
     5.35%                        09/15/06        600          632,250
   Cuyahoga Cnty. Hosp. Rev., Ser. 96
     6.00%                        01/15/05        500          540,625
   Fairfield City Sch. Dist. G.O., Ser. 94
     7.45%                        12/01/14        300          370,125
   Kings Loc. Sch. Dist. G.O., Ser. 94
     7.60%                        12/01/05        200          231,500
   Loveland City Sch. Dist. G.O.,
     Ser. 92
     6.65%                        12/01/02        145          158,050
   Lucas Cnty. G.O., Ser. 96
     6.00%                        12/01/05        500          550,625
   Medina G.O., Ser. 86
     7.25%                        12/01/03         50           57,437
   North Royalton City Sch. Dist. G.O.,
     Ser. 94
     6.62%                        12/01/06        100          115,375
   Northwestern Loc. Sch. Dist. G.O.
     Wayne & Ashland Cntys., Ser. 94
     7.20%                        12/01/10        300          368,250
   Ohio G.O., Ser. 95
     6.00%                        08/01/05        225          249,469
   Ohio Hsg Fin. Agcy.,
     Wind River Proj. Ser. A
     5.55%                        11/01/18        250          250,313
   Ohio Hsg. Fin. Agcy. Rev.
     Res. Mort., Ser. 94B-2
     6.35%                        09/01/04        150          156,375
   Ohio Pfc. Higher Ed. Rev.,
     Ser. 92II-A
     5.50%                        12/01/07        400          416,500
   Ohio St. Bldg. Data Ctr. Rev.,
     Ser. 93A
     5.90%                        10/01/07        450          489,938
   Ohio St. Higher Ed. Fac. Comm. Rev.
     Ohio Dominican Coll., Ser. 94
     6.62%                        12/01/04        250          268,125
   Ohio St. Tpke. Rev., Ser. 96
     6.00%                        02/15/05        400          437,000

                                                  Par
                                  Maturity       (000)        Value
                                  --------      -------    -----------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Ohio St. Wtr. Dev. Auth. Rev.
     Steel-Cargill North Star
     Broken Hill Proj., Ser. 95
     6.30%                        09/01/20       $500    $     536,875
   Olentangy Loc. Sch. Dist. G.O.,
     Ser. 95A
     6.00%                        12/01/08        225          244,969
   Olentangy Loc. Sch. Dist. G.O.,
     Ser. 97
     5.05%                        12/01/09        350          355,250
   Orrville Ohio Elec. Sys. Rev.
     5.00%                        12/01/13        500          491,250
   Student Loan Funding Corp. Rev.
     Cincinnati, Ser. 93A
     5.75%                        08/01/03         65           67,438
   Summit Cnty. Hosp. Rev. Cuyahoga
     Falls Gen. Hosp. Proj., Ser. 94
     6.65%                        07/01/14        200          209,750
   Toledo G.O., Ser. 96
     6.00%                        12/01/06        500          553,125
   Univ. of Toledo Gen. Rec. Rev.,
     Ser. 92A
     5.90%++                      06/01/20        425          436,688
   Westlake  G.O., Ser. 96
     6.40%                        12/01/08        500          575,000
                                                         -------------
                                                            10,946,988
                                                         -------------
MISSISSIPPI -- 0.9%
   Jackson Cnty. PCR  Chevron
     U.S.A. Inc. Proj., Ser. 92 FRDD
     3.75%                        10/01/97        100          100,000
                                                         -------------
PUERTO RICO -- 4.3%
   Puerto Rico Elec. Pwr. Auth.,
     Ser. 97CC
     5.00%                        07/01/10        500          503,750
                                                         -------------
TOTAL MUNICIPAL BONDS
  (Cost $11,073,155)                                        11,550,738
                                                         -------------
SHORT TERM INVESTMENTS -- 1.4%
   Cuyahoga Cnty. Hosp. Imp. Rev.
     Univ. Hosp. of Cleveland Proj.,
     Ser. 95 FRDD
     3.85%**                      01/01/16        100          100,000
   Smith Barney Tax Free
     Money Market Fund                             59           59,300
                                                         -------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $159,300)                                              159,300
                                                         -------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $11,132,455*)                          101.1%       11,710,038

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                  (1.1%)        (124,890)
                                                         -------------
NET ASSETS (Applicable to 88,385
  Institutional shares, 706,586
  Service shares, 248,893
  Investor A shares and 59,227
  Investor B shares outstanding)               100.0%    $  11,585,148
                                               ======    =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                              COMPASS CAPITAL FUNDS               [LOGO OMITTED]


                             STATEMENT OF NET ASSETS
                   OHIO TAX-FREE INCOME PORTFOLIO (CONCLUDED)


AS OF SEPTEMBER 30, 1997                                     Value
                                                         -------------
NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($10,963,136 / 1,043,864)                                     $10.50
                                                                ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                             $10.50
                                                                ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($10.50 / .960)                                               $10.94
                                                                ======
NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%) PER
  INVESTOR B SHARE
  ($622,012 / 59,227)                                           $10.50
                                                                ======


-----------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                         $   579,867
     Gross unrealized depreciation                              (2,284)
                                                           -----------
                                                           $   577,583
                                                           ===========

** Rates shown are the rates as of September 30, 1997, and the maturities shown are the longer of the next interest readjustment date or the date the principal amount can be recovered through demand.

++ Principal amount of securities pledged as collateral of $102,750 on 5 short U.S. Treasury Bonds futures contracts expiring December 1997. The value of such contracts on September 30, 1997 was $576,406, thereby resulting in an unrealized loss of $10,625.


                            INVESTMENT ABBREVIATIONS

                       ARM      Adjustable Rate Mortgage
                       CMT      Constant Maturity Treasury
                       FRDD     Floating Rate Daily Demand
                       G.O.     General Obligations
                       IO       Interest Only
                       PO       Prinicipal Only


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                COMPASS CAPITAL FUNDS

                             STATEMENT OF OPERATIONS

                                                           INTERMEDIATE
                                            LOW DURATION    GOVERNMENT   INTERMEDIATE     CORE      GOVERNMENT     MANAGED
                                                BOND           BOND          BOND         BOND        INCOME       INCOME
FOR THE YEAR ENDED SEPTEMBER 30, 1997         PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                            -----------    -----------   -----------   -----------  ----------   -----------
Investment income:
   Interest ..............................  $15,007,154    $10,108,667   $23,306,039   $30,195,206  $1,534,266   $57,170,876
                                            -----------    -----------   -----------   -----------  ----------   -----------
Expenses:
   Investment advisory fee ...............    1,117,051        771,571     1,626,805     2,046,336      84,992     3,766,487
   Administration fee ....................      513,843        354,923       746,330       944,235      39,096     1,681,925
   Custodian fee .........................       57,028         44,600        86,396       104,534      18,194       201,184
   Transfer agent fee ....................       99,473         55,360        94,333       158,463      31,936       253,407
   Service fees ..........................      254,637        146,725       144,380       376,760      51,803       637,004
   Distribution fees .....................        4,428         23,426         4,184        28,405     113,084        48,271
   Legal and audit .......................       67,808         11,956        18,575        36,430       1,072        64,362
   Printing ..............................       23,236         24,547        17,874        31,298       1,578       124,702
   Registration fees and expenses ........       29,959         37,403        51,406        27,291      32,593        65,036
   Trustees' fees and officer's salary ...        4,941          3,735         6,121         6,637         335        16,203
   Other .................................       35,334         29,657        37,241        56,743      18,266        95,308
                                            -----------    -----------   -----------   -----------  ----------   -----------
                                              2,207,738      1,503,903     2,833,645     3,817,132     392,949     6,953,889
   Less fees voluntarily waived and
     expenses reimbursed .................     (739,583)      (480,952)     (944,110)   (1,178,717)   (122,714)   (1,887,057)
                                            -----------    -----------   -----------   -----------  ----------   -----------
        Total operating expenses .........    1,468,155      1,022,951     1,889,535     2,638,415     270,235     5,066,832
                                            -----------    -----------   -----------   -----------  ----------   -----------
Interest expense .........................      881,383        180,735     1,451,493     1,788,979     186,487     2,667,010
                                            -----------    -----------   -----------   -----------  ----------   -----------
        Total expenses ...................    2,349,538      1,203,686     3,341,028     4,427,394     456,722     7,733,842
                                            -----------    -----------   -----------   -----------  ----------   -----------
Net investment income ....................   12,657,616      8,904,981    19,965,011    25,767,812   1,077,544    49,437,034
                                            -----------    -----------   -----------   -----------  ----------   -----------
Realized and unrealized gain (loss) on
   investments and foreign
   currency transactions:
   Net realized gain (loss) from:
     Investment transactions .............    1,615,869      1,478,439     1,787,860     9,157,934     362,403    11,760,645
     Futures contracts ...................      (56,942)        25,284        94,703    (3,396,690)    (90,842)    1,159,733
     Foreign currency transactions and
        forward foreign currency
        contracts ........................           --             --            --            --          --            --
Change in unrealized appreciation
   (depreciation) from:
     Investments .........................      433,149      1,543,475     3,721,555     7,435,353     250,440    15,014,174
     Futures .............................      130,369         93,411        42,786       760,102      12,350    (3,412,999)
     Foreign currency transactions and
        forward foreign currency
        contracts ........................           --             --            --            --          --            --
                                            -----------    -----------   -----------   -----------  ----------   -----------
Net gain on investments and
   foreign currency transactions .........    2,122,445      3,140,609     5,646,904    13,956,699     534,351    24,521,553
                                            -----------    -----------   -----------   -----------  ----------   -----------
Net increase in net assets resulting
   from operations .......................  $14,780,061    $12,045,590   $25,611,915   $39,724,511  $1,611,895   $73,958,587
                                            ===========    ===========   ===========   ===========  ==========   ===========




                                                                         PENNSYLVANIA  NEW JERSEY     OHIO
                                            INTERNATIONAL   TAX-FREE       TAX-FREE     TAX-FREE    TAX-FREE
                                                BOND         INCOME         INCOME       INCOME      INCOME
FOR THE YEAR ENDED SEPTEMBER 30, 1997         PORTFOLIO     PORTFOLIO      PORTFOLIO    PORTFOLIO   PORTFOLIO
                                             ----------    ----------     ----------   ----------   --------
Investment income:
   Interest ..............................   $2,655,083    $3,155,269     $4,936,633   $4,715,374   $576,119
                                             ----------    ----------     ----------   ----------   --------
Expenses:
   Investment advisory fee ...............      249,099       281,147        447,047      433,484     53,745
   Administration fee ....................       97,478       129,328        205,642      199,403     24,723
   Custodian fee .........................       52,916        15,017         16,515       22,095     13,660
   Transfer agent fee ....................       16,370        24,584         63,621       48,447      7,418
   Service fees ..........................       23,670       128,354        157,164      257,536     22,312
   Distribution fees .....................        4,973        22,597        217,530        7,108     14,048
   Legal and audit .......................        2,788         5,550         10,053       13,173      2,196
   Printing ..............................        5,101         8,225         14,092       16,109      2,029
   Registration fees and expenses ........       29,959        35,258         12,074        7,990      2,542
   Trustees' fees and officer's salary ...        1,371         1,110          2,133          937        218
   Other .................................        5,085        11,385         15,368       10,426      9,732
                                             ----------    ----------     ----------   ----------   --------
                                                488,810       662,555      1,161,239    1,016,708    152,623
   Less fees voluntarily waived and
     expenses reimbursed .................      (43,664)     (198,616)      (272,965)    (274,482)   (54,946
                                             ----------    ----------     ----------   ----------   --------
        Total operating expenses .........      445,146       463,939        888,274      742,226     97,677
                                             ----------    ----------     ----------   ----------   --------
Interest expense .........................        1,190            --             --           --         --
                                             ----------    ----------     ----------   ----------   --------
        Total expenses ...................      446,336       463,939        888,274      742,226     97,677
                                             ----------    ----------     ----------   ----------   --------
Net investment income ....................    2,208,747     2,691,330      4,048,359    3,973,148    478,442
                                             ----------    ----------     ----------   ----------   --------
Realized and unrealized gain (loss) on
   investments and foreign
   currency transactions:
   Net realized gain (loss) from:
     Investment transactions .............      529,416       953,947        671,291      110,203     38,374
     Futures contracts ...................      160,946        10,415             --       44,180      7,395
     Foreign currency transactions and
        forward foreign currency
        contracts ........................    1,745,658            --             --           --         --
Change in unrealized appreciation
   (depreciation) from:
     Investments .........................      198,333     1,610,054      2,210,503    2,731,365    325,032
     Futures .............................      114,978            --             --           --    (10,597)
     Foreign currency transactions and
        forward foreign currency
        contracts ........................     (279,079)           --             --           --         --
                                             ----------    ----------     ----------   ----------   --------
Net gain on investments and
   foreign currency transactions .........    2,470,252     2,574,416      2,881,794    2,885,748    360,204
                                             ----------    ----------     ----------   ----------   --------
Net increase in net assets resulting
   from operations .......................   $4,678,999    $5,265,746     $6,930,153   $6,858,896   $838,646
                                             ==========    ==========     ==========   ==========   ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    48 & 49

[LOGO OMITTED]                COMPASS CAPITAL FUNDS


                             STATEMENT OF CASH FLOWS
                           GOVERNMENT INCOME PORTFOLIO
                      FOR THE YEAR ENDED SEPTEMBER 30, 1997

Operating Activities
   Investment income received ....................................  $ 1,427,074
   Operating expenses paid .......................................     (431,195)
                                                                    -----------
Net increase in cash from operating activities ...................      995,879

Investing Activities
   Purchases of long-term investments ............................  (95,469,384)
   Proceeds from disposition of long-term portfolio investment ...   88,593,216
   Net purchases of short-term investments .......................     (517,904)
                                                                    -----------
Net decrease in cash from investing activities ...................   (7,394,072)

Financing Activities
   Cash dividends paid ...........................................   (1,092,545)
   Net borrowing related to reverse repurchase agreements ........    2,426,191
   Net proceeds related to capital stock transactions ............    5,001,017
                                                                    -----------
Net increase in cash from financing activities ...................    6,334,663
                                                                    -----------
Net decrease in cash .............................................      (63,530)
Cash at beginning of year ........................................       63,530
                                                                    -----------
Cash at end of year ..............................................  $        --
                                                                    ===========
Net increase in net assets resulting from operations .............  $ 1,611,895

Adjustments:
   Increase in dividend and interest receivable ..................     (107,192)
   Increase in accrued expenses ..................................        8,436
   Decrease in prepaid expenses ..................................       17,091
Net realized and changes in unrealized gain on investment ........     (534,351)
                                                                    -----------
Total adjustments ................................................     (616,016)
                                                                    -----------
NET INCREASE IN CASH FROM OPERATING ACTIVITIES ...................  $   995,879
                                                                    ===========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

[LOGO OMITTED]                COMPASS CAPITAL FUNDS
                              COMPASS CAPITAL FUNDS               [LOGO OMITTED]

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                     LOW DURATION                      INTERMEDIATE GOVERNMENT
                                                                    BOND PORTFOLIO                          BOND PORTFOLIO
                                                     ----------------------------------------------   ---------------------------
                                                     FOR THE YEAR   FOR THE PERIOD   FOR THE PERIOD   FOR THE YEAR      FOR THE
                                                         ENDED      4/1/96 THROUGH   7/1/95 THROUGH      ENDED        YEAR ENDED
                                                        9/30/97        9/30/96          3/31/96         9/30/97        9/30/96
                                                     ------------    ------------    --------------  ------------    ------------
 Increase (decrease) in net assets:
   Operations:
     Net investment income.........................  $ 12,657,616    $  6,116,432     $  3,918,728   $  8,904,981    $ 10,996,883
     Net realized gain (loss) on investment,
        futures and foreign currency
        related transactions.......................     1,558,927      (1,541,367)       1,395,164      1,503,723      (1,515,018)
     Net unrealized gain (loss) on investment,
        futures and foreign currency
        related transactions.......................       563,518       1,327,995       (3,644,972)     1,636,886        (709,452)
                                                     ------------    ------------     ------------   ------------    ------------
     Net increase (decrease) in net assets
        resulting from operations..................    14,780,061       5,903,060        1,668,920     12,045,590       8,772,413
                                                     ------------    ------------     ------------   ------------    ------------
Distributions to shareholders from:
   Net investment income:
     BlackRock Shares..............................      (811,188)             --               --             --              --
     Institutional Shares..........................    (7,000,339)     (2,376,647)      (1,842,630)1   (5,867,247)     (7,708,808)
     Service Shares................................    (4,542,121)     (3,508,349)      (2,026,179)    (2,729,498)     (2,611,126)
     Investor A Shares.............................       (52,116)        (21,906)          (5,132)      (312,753)       (401,159)
     Investor B Shares.............................        (1,130)             --               --         (1,207)             --
     Investor C Shares.............................        (1,370)             --               --           (912)             --
                                                     ------------    ------------     ------------   ------------    ------------
     Total distribution from net
        investment income..........................   (12,408,264)     (5,906,902)      (3,873,941)    (8,911,617)    (10,721,093)
                                                     ------------    ------------     ------------   ------------    ------------
   In excess of net investment income:
     BlackRock Shares..............................            --              --               --             --              --
     Institutional Shares..........................            --              --         (164,529)1           --              --
     Service Shares................................            --              --               --             --              --
     Investor A Shares.............................            --              --               --             --              --
     Investor B Shares.............................            --              --               --             --              --
     Investor C Shares.............................            --              --               --             --              --
                                                     ------------    ------------     ------------   ------------    ------------
     Total distribution in excess of
        net investment income......................            --              --         (164,529)            --              --
                                                     ------------    ------------     ------------   ------------    ------------
   Net realized gains:
     BlackRock Shares..............................            --              --               --             --              --
     Institutional Shares..........................            --              --          (58,282)1           --              --
     Service Shares................................            --              --               --             --              --
     Investor A Shares.............................            --              --               --             --              --
     Investor B Shares.............................            --              --               --             --              --
     Investor C Shares.............................            --              --               --             --              --
                                                     ------------    ------------     ------------   ------------    ------------
     Total distributions from net realized gains...            --              --          (58,282)            --              --
                                                     ------------    ------------     ------------   ------------    ------------
     Total distributions to shareholders...........   (12,408,264)     (5,906,902)      (4,096,752)    (8,911,617)    (10,721,093)
                                                     ------------    ------------     ------------   ------------    ------------
Capital share transactions.........................    23,961,267      (6,733,602)     193,173,293    (30,250,028)    (12,741,291)
                                                     ------------    ------------     ------------   ------------    ------------
     Total increase (decrease) in net assets.......    26,333,064      (6,737,444)     190,745,461    (27,116,055)    (14,689,971)
                                                     ------------    ------------     ------------   ------------    ------------
Net assets:
     Beginning of period...........................   228,494,249     235,231,693       44,486,232    179,708,783     194,398,754
                                                     ------------    ------------     ------------   ------------    ------------
     End of period.................................  $254,827,313    $228,494,249     $235,231,693   $152,592,728    $179,708,783
                                                     ============    ============     ============   ============    ============




                                                             INTERMEDIATE                             CORE
                                                            BOND PORTFOLIO                       BOND PORTFOLIO
                                                     ---------------------------   ----------------------------------------------
                                                     FOR THE YEAR     FOR THE      FOR THE YEAR   FOR THE PERIOD   FOR THE PERIOD
                                                        ENDED        YEAR ENDED        ENDED      4/1/96 THROUGH   7/1/95 THROUGH
                                                       9/30/97        9/30/96         9/30/97        9/30/96           3/31/96
                                                     ------------   ------------   ------------   --------------   --------------
 Increase (decrease) in net assets:
   Operations:
     Net investment income.........................  $ 19,965,011   $ 13,162,932   $ 25,767,812    $  8,860,584      $  4,622,227
     Net realized gain (loss) on investment,
        futures and foreign currency
        related transactions.......................     1,882,563       (214,582)     5,761,244      (2,823,109)        6,070,648
     Net unrealized gain (loss) on investment,
        futures and foreign currency
        related transactions.......................     3,764,341     (2,064,229)     8,195,455         555,399       (14,061,504)
                                                     ------------   ------------   ------------    ------------      ------------
     Net increase (decrease) in net assets
        resulting from operations..................    25,611,915     10,884,121     39,724,511       6,592,874        (3,368,629)
                                                     ------------   ------------   ------------    ------------      ------------
Distributions to shareholders from:
   Net investment income:
     BlackRock Shares..............................            --             --       (869,439)             --                --
     Institutional Shares..........................   (16,909,305)   (10,531,863)   (16,945,454)     (3,574,577)       (1,906,399)1
     Service Shares................................    (2,846,163)    (2,326,763)    (7,314,612)     (5,178,248)       (2,729,527)
     Investor A Shares.............................       (59,232)       (45,490)       (61,926)         (5,121)             (228)
     Investor B Shares.............................            --             --       (160,271)        (15,457)              (58)
     Investor C Shares.............................            --             --         (2,213)             --                --
                                                     ------------   ------------   ------------    ------------      ------------
     Total distribution from net
        investment income..........................   (19,814,700)   (12,904,116)   (25,353,915)     (8,773,403)       (4,636,212)
                                                     ------------   ------------   ------------    ------------      ------------
   In excess of net investment income:
     BlackRock Shares..............................            --             --             --              --                --
     Institutional Shares..........................            --             --             --              --                --
     Service Shares................................            --             --             --              --                --
     Investor A Shares.............................            --             --             --              --                --
     Investor B Shares.............................            --             --             --              --                --
     Investor C Shares.............................            --             --             --              --                --
                                                     ------------   ------------   ------------    ------------      ------------
     Total distribution in excess of
        net investment income......................            --             --             --              --                --
                                                     ------------   ------------   ------------    ------------      ------------
   Net realized gains:
     BlackRock Shares..............................            --             --             --              --                --
     Institutional Shares..........................      (349,958)      (519,741)      (900,868)             --          (880,411)1
     Service Shares................................       (69,712)      (125,660)      (548,738)             --                --
     Investor A Shares.............................        (1,658)        (2,393)        (2,549)             --                --
     Investor B Shares.............................            --             --        (10,003)             --                --
     Investor C Shares.............................            --             --             --              --                --
                                                     ------------   ------------   ------------    ------------      ------------
     Total distributions from net realized gains...      (421,328)      (647,794)    (1,462,158)             --          (880,411)
                                                     ------------   ------------   ------------    ------------      ------------
     Total distributions to shareholders...........   (20,236,028)   (13,551,910)   (26,816,073)     (8,773,403)       (5,516,623)
                                                     ------------   ------------   ------------    ------------      ------------
Capital share transactions.........................    89,558,760     94,529,679    277,409,859     (13,073,874)      273,598,804
                                                     ------------   ------------   ------------    ------------      ------------
     Total increase (decrease) in net assets.......    94,934,647     91,861,890    290,318,297     (15,254,403)      264,713,552
                                                     ------------   ------------   ------------    ------------      ------------
Net assets:
     Beginning of period...........................   254,206,324    162,344,434    281,649,953     296,904,356        32,190,804
                                                     ------------   ------------   ------------    ------------      ------------
     End of period.................................  $349,140,971   $254,206,324   $571,968,250    $281,649,953      $296,904,356
                                                     ============   ============   ============    ============      ============



                                                              GOVERNMENT                    MANAGED
                                                            INCOME PORTFOLIO             INCOME PORTFOLIO
                                                        -------------------------   ----------------------------
                                                        FOR THE YEAR     FOR THE     FOR THE YEAR      FOR THE
                                                           ENDED       YEAR ENDED       ENDED        YEAR ENDED
                                                          9/30/97        9/30/96       9/30/97         9/30/96
                                                        ------------   -----------   ------------   ------------
 Increase (decrease) in net assets:
   Operations:
     Net investment income............................  $ 1,077,544    $   832,981   $ 49,437,034   $ 40,383,826
     Net realized gain (loss) on investment,
        futures and foreign currency
        related transactions..........................      271,561        (45,167)    12,920,378     (5,088,235)
     Net unrealized gain (loss) on investment,
        futures and foreign currency
        related transactions..........................      262,790       (273,071)    11,601,175     (8,196,267)
                                                        -----------    -----------   ------------   ------------
     Net increase (decrease) in net assets
        resulting from operations.....................    1,611,895        514,743     73,958,587     27,099,324
                                                        -----------    -----------   ------------   ------------
Distributions to shareholders from:
   Net investment income:
     BlackRock Shares.................................           --             --             --             --
     Institutional Shares.............................           --             --    (35,140,503)   (30,992,031)
     Service Shares...................................           --             --    (13,614,074)    (8,387,287)
     Investor A Shares................................     (281,858)      (213,995)      (746,570)      (669,888)
     Investor B Shares................................     (803,601)      (595,251)          (939)            --
     Investor C Shares................................       (9,876)            --             --             --
                                                        -----------    -----------   ------------   ------------
     Total distribution from net
        investment income.............................   (1,095,335)      (809,246)   (49,502,086)   (40,049,206)
                                                        -----------    -----------   ------------   ------------
   In excess of net investment income:
     BlackRock Shares.................................           --             --             --             --
     Institutional Shares.............................           --             --             --             --
     Service Shares...................................           --             --             --             --
     Investor A Shares................................           --             --             --             --
     Investor B Shares................................           --             --             --             --
     Investor C Shares................................           --             --             --             --
                                                        -----------    -----------   ------------   ------------
     Total distribution in excess of
        net investment income.........................           --             --             --             --
                                                        -----------    -----------   ------------   ------------
   Net realized gains:
     BlackRock Shares.................................           --             --             --             --
     Institutional Shares.............................           --             --             --     (4,581,107)
     Service Shares...................................           --             --             --     (1,264,449)
     Investor A Shares................................       (5,470)       (81,209)            --       (119,989)
     Investor B Shares................................      (17,978)      (277,151)            --             --
     Investor C Shares................................           --             --             --             --
                                                        -----------    -----------   ------------   ------------
     Total distributions from net realized gains......      (23,448)      (358,360)            --     (5,965,545)
                                                        -----------    -----------   ------------   ------------
     Total distributions to shareholders..............   (1,118,783)    (1,167,606)   (49,502,086)   (46,014,751)
                                                        -----------    -----------   ------------   ------------
Capital share transactions............................    5,257,723      2,245,029     54,242,164    187,954,362
                                                        -----------    -----------   ------------   ------------
     Total increase (decrease) in net assets..........    5,750,835      1,592,166     78,698,665    169,038,935
                                                        -----------    -----------   ------------   ------------
Net assets:
     Beginning of period..............................   14,769,900     13,177,734    741,009,606    571,970,671
                                                        -----------    -----------   ------------   ------------
     End of period....................................  $20,520,735    $14,769,900   $819,708,271   $741,009,606
                                                        ===========    ===========   ============   ============

----------------
1  Institutional  Shares  includes all activity of the prior class of shares for all periods before January 13, 1996, the date of the merger.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     52 & 53

[LOGO OMITTED]                COMPASS CAPITAL FUNDS
                              COMPASS CAPITAL FUNDS               [LOGO OMITTED]

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)


                                                                      INTERNATIONAL                              TAX-FREE
                                                                     BOND PORTFOLIO                          INCOME PORTFOLIO
                                                     ------------------------------------------------    --------------------------
                                                     FOR THE YEAR    FOR THE PERIOD    FOR THE PERIOD    FOR THE YEAR     FOR THE
                                                         ENDED       2/1/96 THROUGH    3/1/95 THROUGH       ENDED       YEAR ENDED
                                                        9/30/97          9/30/96           1/31/96         9/30/97       9/30/96
                                                     ------------    --------------    --------------    -----------    -----------
Increase (decrease) in net assets:
   Operations:
     Net investment income..........................  $ 2,208,747      $ 1,389,531       $ 2,371,030     $ 2,691,330    $ 1,949,604
     Net realized gain (loss) on investment,
        futures and foreign currency
        related transactions........................    2,436,020        1,752,946         3,937,543         964,362        (15,719)
     Net unrealized gain (loss) on investment,
        futures and foreign currency
        related transactions........................       34,232       (1,158,595)          863,732       1,610,054         (1,509)
                                                      -----------      -----------       -----------     -----------    -----------
     Net increase (decrease) in net assets
        resulting from operations...................    4,678,999        1,983,882         7,172,305       5,265,746      1,932,376
                                                      -----------      -----------       -----------     -----------    -----------
Distributions to shareholders from:
   Net investment income:
     BlackRock Shares...............................           --               --                --              --             --
     Institutional Shares...........................   (4,304,959)        (348,627)               --        (441,451)      (377,242)
     Service Shares.................................     (986,122)        (602,036)       (3,221,772)1    (2,039,202)    (1,297,915)
     Investor A Shares..............................      (39,266)            (978)               --        (230,762)      (268,319)
     Investor B Shares..............................      (24,272)            (633)               --         (14,013)           (78)
     Investor C Shares..............................       (8,314)             (14)               --              (7)            --
                                                      -----------      -----------       -----------     -----------    -----------
     Total distribution from net
        investment income...........................   (5,362,933)        (952,288)       (3,221,772)     (2,725,435)    (1,943,554)
                                                      -----------      -----------       -----------     -----------    -----------
   In excess of net investment income:
     BlackRock Shares...............................           --               --                --              --             --
     Institutional Shares...........................           --               --                --              --             --
     Service Shares.................................           --               --                --              --             --
     Investor A Shares..............................           --               --                --              --             --
     Investor B Shares..............................           --               --                --              --             --
     Investor C Shares..............................           --               --                --              --             --
                                                      -----------      -----------       -----------     -----------    -----------
     Total distribution in excess of
        net investment income.......................           --               --                --              --             --
                                                      -----------      -----------       -----------     -----------    -----------
   Net realized gains:
     BlackRock Shares...............................           --               --                --              --             --
     Institutional Shares...........................   (1,349,956)              --                --              --             --
     Service Shares.................................     (338,728)              --                --              --             --
     Investor A Shares..............................       (8,738)              --                --              --             --
     Investor B Shares..............................       (5,334)              --                --              --             --
     Investor C Shares..............................       (2,081)              --                --              --             --
                                                      -----------      -----------       -----------     -----------    -----------
     Total distributions from net realized gains....   (1,704,837)              --                --              --             --
                                                      -----------      -----------       -----------     -----------    -----------
     Total distributions to shareholders............   (7,067,770)        (952,288)       (3,221,772)     (2,725,435)    (1,943,554)
                                                      -----------      -----------       -----------     -----------    -----------
Capital share transactions..........................   15,826,437          390,815       (11,980,752)     22,719,262     37,830,177
                                                      -----------      -----------       -----------     -----------    -----------
     Total increase (decrease) in net assets........   13,437,666        1,422,409        (8,030,219)     25,259,573     37,818,999
                                                      -----------      -----------       -----------     -----------    -----------
Net assets:
     Beginning of period............................   39,049,190       37,626,781        45,657,000      49,394,167     11,575,168
                                                      -----------      -----------       -----------     -----------    -----------
     End of period..................................  $52,486,856      $39,049,190       $37,626,781     $74,653,740    $49,394,167
                                                      ===========      ===========       ===========     ===========    ===========


                                                         PENNSYLVANIA TAX-FREE                        NEW JERSEY TAX-FREE
                                                           INCOME PORTFOLIO                            INCOME PORTFOLIO
                                                     ---------------------------     ---------------------------------------------
                                                     FOR THE YEAR      FOR THE       FOR THE YEAR  FOR THE PERIOD   FOR THE PERIOD
                                                         ENDED        YEAR ENDED        ENDED      2/1/96 THROUGH   3/1/95 THROUGH
                                                       9/30/97          9/30/96        9/30/97        9/30/96          1/31/96
                                                     ------------    -----------     ------------  --------------   --------------
Increase (decrease) in net assets:
   Operations:
     Net investment income.......................... $  4,048,359    $ 3,585,054      $ 3,973,148    $ 2,730,257      $ 3,947,696
     Net realized gain (loss) on investment,
        futures and foreign currency
        related transactions........................      671,291       (125,976)         154,383       (794,672)         366,047
     Net unrealized gain (loss) on investment,
        futures and foreign currency
        related transactions........................    2,210,503        564,065        2,731,365     (1,956,552)       5,294,882
                                                     ------------    -----------      -----------    -----------      -----------
     Net increase (decrease) in net assets
        resulting from operations...................    6,930,153      4,023,143        6,858,896        (20,967)       9,608,625
                                                     ------------    -----------      -----------    -----------      -----------
Distributions to shareholders from:
   Net investment income:
     BlackRock Shares...............................           --             --               --             --               --
     Institutional Shares...........................     (228,163)      (179,824)              --             --               --
     Service Shares.................................   (1,835,040)    (1,340,668)      (3,840,942)    (2,881,377)      (3,798,344)2
     Investor A Shares..............................   (1,633,868)    (1,875,997)         (42,517)       (15,162)              (1)
     Investor B Shares..............................     (373,390)      (210,626)         (15,000)          (271)              --
     Investor C Shares..............................           --             --               --             --               --
                                                     ------------    -----------      -----------    -----------      -----------
     Total distribution from net
        investment income...........................   (4,070,461)    (3,607,115)      (3,898,459)    (2,896,810)      (3,798,345)
                                                     ------------    -----------      -----------    -----------      -----------
   In excess of net investment income:
     BlackRock Shares...............................           --             --               --             --               --
     Institutional Shares...........................           --             --               --             --               --
     Service Shares.................................           --             --               --             --               --
     Investor A Shares..............................           --             --               --             --               --
     Investor B Shares..............................           --             --               --             --               --
     Investor C Shares..............................           --             --               --             --               --
                                                     ------------    -----------      -----------    -----------      -----------
     Total distribution in excess of
        net investment income.......................           --             --               --             --               --
                                                     ------------    -----------      -----------    -----------      -----------
   Net realized gains:
     BlackRock Shares...............................           --             --               --             --               --
     Institutional Shares...........................           --             --               --             --               --
     Service Shares.................................           --             --               --             --               --
     Investor A Shares..............................           --             --               --             --               --
     Investor B Shares..............................           --             --               --             --               --
     Investor C Shares..............................           --             --               --             --               --
                                                     ------------    -----------      -----------    -----------      -----------
     Total distributions from net realized gains....           --             --               --             --               --
                                                     ------------    -----------      -----------    -----------      -----------
     Total distributions to shareholders............   (4,070,461)    (3,607,115)      (3,898,459)    (2,896,810)      (3,798,345)
                                                     ------------    -----------      -----------    -----------      -----------
Capital share transactions..........................   14,020,773     20,804,503       (5,049,556)    (6,071,841)      (4,677,074)
                                                     ------------    -----------      -----------    -----------      -----------
     Total increase (decrease) in net assets........   16,880,465     21,220,531       (2,089,119)    (8,989,618)       1,133,206
                                                     ------------    -----------      -----------    -----------      -----------
Net assets:
     Beginning of period............................   83,910,515     62,689,984       89,000,588     97,990,206       96,857,000
                                                     ------------    -----------      -----------    -----------      -----------
     End of period.................................. $100,790,980    $83,910,515      $86,911,469    $89,000,588      $97,990,206
                                                     ============    ===========      ===========    ===========      ===========

                                                              OHIO TAX-FREE
                                                            INCOME PORTFOLIO
                                                       ---------------------------
                                                       FOR THE YEAR       FOR THE
                                                           ENDED        YEAR ENDED
                                                         9/30/97         9/30/96
                                                       ------------     ----------
Increase (decrease) in net assets:
   Operations:
     Net investment income..........................   $   478,442      $  435,219
     Net realized gain (loss) on investment,
        futures and foreign currency
        related transactions........................        45,769         (25,177)
     Net unrealized gain (loss) on investment,
        futures and foreign currency
        related transactions........................       314,435         103,074
                                                       -----------      ----------
     Net increase (decrease) in net assets
        resulting from operations...................       838,646         513,116
                                                       -----------      ----------
Distributions to shareholders from:
   Net investment income:
     BlackRock Shares...............................            --              --
     Institutional Shares...........................       (35,296)        (16,530)
     Service Shares.................................      (310,363)       (266,806)
     Investor A Shares..............................      (118,178)       (144,228)
     Investor B Shares..............................       (15,202)         (4,383)
     Investor C Shares..............................            --              --
                                                       -----------      ----------
     Total distribution from net
        investment income...........................      (479,039)       (431,947)
                                                       -----------      ----------
   In excess of net investment income:
     BlackRock Shares...............................            --              --
     Institutional Shares...........................            --              --
     Service Shares.................................            --              --
     Investor A Shares..............................            --              --
     Investor B Shares..............................            --              --
     Investor C Shares..............................            --              --
                                                       -----------      ----------
     Total distribution in excess of
        net investment income.......................            --              --
                                                       -----------      ----------
   Net realized gains:
     BlackRock Shares...............................            --              --
     Institutional Shares...........................            --              --
     Service Shares.................................            --              --
     Investor A Shares..............................            --              --
     Investor B Shares..............................            --              --
     Investor C Shares..............................            --              --
                                                       -----------      ----------
     Total distributions from net realized gains....            --              --
                                                       -----------      ----------
     Total distributions to shareholders............      (479,039)       (431,947)
                                                       -----------      ----------
Capital share transactions..........................     1,445,504         939,853
                                                       -----------      ----------
     Total increase (decrease) in net assets........     1,805,111       1,021,022
                                                       -----------      ----------
Net assets:
     Beginning of period............................     9,780,037       8,759,015
                                                       -----------      ----------
     End of period..................................   $11,585,148      $9,780,037
                                                       ===========      ==========

----------------
1 Service Shares includes all  activity of the prior class of shares before February 13, 1996, the date of the merger.
2 Service Shares includes all activity of the prior class of shares for all periods before January 13, 1996, the date of the merger.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     54 & 55

[LOGO OMITTED]                COMPASS CAPITAL FUNDS
                              COMPASS CAPITAL FUNDS               [LOGO OMITTED]


                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                NET                     NET GAIN                   DISTRIBUTIONS  DISTRIBUTIONS  DISTRIBUTIONS
                               ASSET                   (LOSS) ON    DISTRIBUTIONS    IN EXCESS       FROM NET      IN EXCESS
                               VALUE        NET       INVESTMENTS     FROM NET         OF NET        REALIZED       OF NET
                             BEGINNING  INVESTMENT  (BOTH REALIZED   INVESTMENT      INVESTMENT      CAPITAL       REALIZED
FOR THE PERIOD ENDED         OF PERIOD    INCOME    AND UNREALIZED)    INCOME          INCOME         GAINS          GAINS
===============================================================================================================================
---------------------------
LOW DURATION BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
6/3/97 1 through 9/30/97      $ 9.82      $0.19          $0.07         $(0.19)         $   --         $   --        $   --
INSTITUTIONAL CLASS
9/30/97                       $ 9.79      $0.58          $0.08         $(0.56)         $   --         $   --        $   --
4/1/96 through 9/30/96          9.79       0.28          (0.01)         (0.27)             --             --            --
7/1/95 through 3/31/96          9.83       0.42             --          (0.41)          (0.04)         (0.01)           --
6/30/95                         9.71       0.58           0.13          (0.58)             --          (0.01)           --
6/30/94                         9.96       0.48          (0.25)         (0.48)             --             --            --
7/17/92 1 through 6/30/93      10.00       0.51          (0.06)         (0.49)             --             --            --
SERVICE CLASS
9/30/97                       $ 9.79      $0.54          $0.09         $(0.53)         $   --         $   --        $   --
4/1/96 through 9/30/96          9.79       0.26          (0.01)         (0.25)             --             --            --
1/12/96 1 through 3/31/96       9.91       0.11          (0.12)         (0.11)             --             --            --
INVESTOR A CLASS
9/30/97                       $ 9.79      $0.52          $0.09         $(0.51)         $   --         $   --        $   --
4/1/96 through 9/30/96          9.79       0.25          (0.01)         (0.24)             --             --            --
1/12/96 1 through 3/31/96       9.91       0.10          (0.12)         (0.10)             --             --            --
INVESTOR B CLASS
11/18/96 1 through 9/30/97    $ 9.86      $0.41             --         $(0.38)         $   --         $   --        $   --
INVESTOR C CLASS
2/24/97 1 through 9/30/97     $ 9.87      $0.26          $0.02         $(0.26)         $   --         $   --        $   --
--------------------------------------
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
9/30/97                       $ 9.92      $0.59          $0.19         $(0.59)         $   --         $   --        $   --
9/30/96                        10.02       0.58          (0.11)         (0.57)             --             --            --
9/30/95                         9.64       0.58           0.38          (0.58)             --             --            --
9/30/94                        10.60       0.55          (0.86)         (0.55)             --          (0.10)           --
9/30/93                        10.46       0.54           0.16          (0.54)             --          (0.02)           --
SERVICE CLASS
9/30/97                       $ 9.92      $0.56          $0.19         $(0.56)         $   --         $   --        $   --
9/30/96                        10.02       0.56          (0.12)         (0.54)             --             --            --
9/30/95                         9.64       0.56           0.37          (0.55)             --             --            --
9/30/94                        10.60       0.53          (0.86)         (0.53)             --          (0.10)           --
7/29/93 1 through 9/30/93      10.45       0.09           0.15          (0.09)             --             --            --
INVESTOR A CLASS
9/30/97                       $ 9.92      $0.54          $0.19         $(0.54)         $   --         $   --        $   --
9/30/96                        10.03       0.55          (0.13)         (0.53)             --             --            --
9/30/95                         9.64       0.55           0.39          (0.55)             --             --            --
9/30/94                        10.60       0.53          (0.87)         (0.52)             --          (0.10)           --
9/30/93                        10.46       0.54           0.16          (0.54)             --          (0.02)           --
INVESTOR B CLASS
10/11/96 1 through 9/30/97    $ 9.98      $0.45          $0.13         $(0.45)         $   --         $   --        $   --
INVESTOR C CLASS
10/8/96 1 through 9/30/97     $ 9.98      $0.45          $0.13         $(0.45)         $   --         $   --        $   --
---------------------------
INTERMEDIATE BOND PORTFOLIO
---------------------------
INSTITUTIONAL CLASS
9/30/97                       $ 9.32      $0.58          $0.17         $(0.58)         $   --         $   --        $   --
9/30/96                         9.43       0.56          (0.09)         (0.55)             --          (0.03)           --
9/30/95                         9.05       0.56           0.38          (0.56)             --             --            --
9/30/94                        10.01       0.54          (0.88)         (0.56)             --          (0.06)           --
9/17/93 1 through 9/30/93      10.00       0.02          (0.01)            --              --             --            --
SERVICE CLASS
9/30/97                       $ 9.32      $0.55          $0.17         $(0.55)         $   --         $   --        $   --
9/30/96                         9.43       0.53          (0.09)         (0.52)             --          (0.03)           --
9/30/95                         9.05       0.54           0.38          (0.54)             --             --            --
9/30/94                        10.01       0.54          (0.91)         (0.53)             --          (0.06)           --
9/23/93 1 through 9/30/93       9.99         --           0.02             --              --             --            --
INVESTOR A CLASS
9/30/97                       $ 9.32      $0.53          $0.17         $(0.53)         $   --         $   --        $   --
9/30/96                         9.43       0.52          (0.09)         (0.51)             --          (0.03)           --
9/30/95                         9.05       0.54           0.38          (0.54)             --             --            --
5/20/94 1 through 9/30/94       9.23       0.20          (0.17)         (0.21)             --             --            --




                                 NET                  NET                 RATIO OF EXPENSES
                                ASSET               ASSETS     RATIO OF       TO AVERAGE       RATIO OF NET
                                VALUE               END OF    EXPENSES TO     NET ASSETS     INVESTMENT INCOME
                               END OF     TOTAL     PERIOD    AVERAGE NET     (EXCLUDING      TO AVERAGE NET
FOR THE PERIOD ENDED           PERIOD    RETURN     (000)       ASSETS         WAIVERS)            ASSETS
===============================================================================================================
---------------------------
LOW DURATION BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
6/3/97 1 through 9/30/97       $ 9.89     2.68%    $ 68,300    0.40%2,5        0.73%2            6.58%2
INSTITUTIONAL CLASS
9/30/97                        $ 9.89     6.89%    $102,490    0.55%5          0.88%             6.14%
4/1/96 through 9/30/96           9.79     2.70      135,686    0.55 2,5        0.83 2            5.72 2
7/1/95 through 3/31/96           9.79     4.25       52,843    0.63 2,5        0.83 2            5.25 2
6/30/95                          9.83     6.99       44,486    0.57            1.05              6.08
6/30/94                          9.71     2.33       31,265    0.57            1.02              4.70
7/17/92 1 through 6/30/93        9.96     4.63       51,611    0.56 2          0.66 2            5.32 2
SERVICE CLASS
9/30/97                        $ 9.89     6.57%    $ 82,873    0.85%5          1.18%             5.86%
4/1/96 through 9/30/96           9.79     2.54       91,870    0.85 2,5        1.13 2            5.40 2
1/12/96 1 through 3/31/96        9.79    (0.11)     181,670    0.85 2,5        1.05 2            5.25 2
INVESTOR A CLASS
9/30/97                        $ 9.89     6.39%3   $  1,079    1.02%5          1.35%             5.72%
4/1/96 through 9/30/96           9.79     2.46 3        938    1.02 2,5        1.30 2            5.20 2
1/12/96 1 through 3/31/96        9.79    (0.15)3        719    1.01 2,5        1.21 2            4.94 2
INVESTOR B CLASS
11/18/96 1 through 9/30/97     $ 9.89     4.31%4   $     13    1.73%2,5        2.06%2            4.96%2
INVESTOR C CLASS
2/24/97 1 through 9/30/97      $ 9.89     2.91%4   $     72    1.72%2,5        2.05%2            5.00%2
--------------------------------------
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
9/30/97                        $10.11    8.08%     $ 96,605    0.55%6          0.86%             6.00%
9/30/96                          9.92     4.82      126,312    0.53 6          0.83              6.03
9/30/95                         10.02    10.28      134,835    0.42 6          0.79              5.94
9/30/94                          9.64   (3.08)      128,974    0.40            0.80              5.48
9/30/93                         10.60     6.88      137,065    0.73            0.81              5.23
SERVICE CLASS
9/30/97                        $10.11     7.75%    $ 50,535    0.85%6         1.16%              5.70%
9/30/96                          9.92     4.51       47,494    0.83 6          1.13              5.73
9/30/95                         10.02     9.99       49,762    0.69 6          1.06              5.67
9/30/94                          9.64    (3.31)      60,812    0.65            1.05              5.30
7/29/93 1 through 9/30/93       10.60     2.30       15,035    0.67 2          0.75 2            5.14 2
INVESTOR A CLASS
9/30/97                        $10.11     7.57%3   $  5,374    1.02%6          1.33%             5.54%
9/30/96                          9.92     4.36 3      5,903    0.95 6          1.25              5.64
9/30/95                         10.03     9.98 3      9,802    0.70 6          1.07              5.67
9/30/94                          9.64    (3.36)3      8,508    0.65            1.05              5.24
9/30/93                         10.60     6.84 3      7,666    0.76            0.84              5.19
INVESTOR B CLASS
10/11/96 1 through 9/30/97     $10.11     5.94%4   $     28    1.77%2,6        2.08%2            4.75%2
INVESTOR C CLASS
10/8/96 1 through 9/30/97      $10.11     5.94%4   $     51    1.71%2,6        2.02%2            4.57%2
---------------------------
INTERMEDIATE BOND PORTFOLIO
---------------------------
INSTITUTIONAL CLASS
9/30/97                        $ 9.49     8.40%    $295,709    0.53%7          0.82%             6.63%
9/30/96                          9.32     5.10      207,909    0.53 7          0.83              6.27
9/30/95                          9.43    10.76      124,979    0.47 7          0.81              6.18
9/30/94                          9.05    (3.52)      71,896    0.45            0.88              5.54
9/17/93 1 through 9/30/93       10.01     0.10       56,713    0.45 2          0.84 2            4.72 2
SERVICE CLASS
9/30/97                        $ 9.49     8.07%    $ 52,316    0.83%7          1.12%             6.32%
9/30/96                          9.32     4.79       45,362    0.83 7          1.13              5.98
9/30/95                          9.43    10.46       36,718    0.74 7          1.09              5.90
9/30/94                          9.05    (3.80)      35,764    0.70            1.13              5.33
9/23/93 1 through 9/30/93       10.01     0.20           91    0.70 2          1.09 2            4.35 2
INVESTOR A CLASS
9/30/97                        $ 9.49     7.89%3   $  1,116    1.00%7          1.29%             6.14%
9/30/96                          9.32     4.74 3        935    0.97 7          1.27              5.83
9/30/95                          9.43    10.35 3        647    0.76 7          1.11              5.89
5/20/94 1 through 9/30/94        9.05     0.31 3         87    0.85 2          1.28 2            5.35 2



                                  RATIO OF NET
                               INVESTMENT INCOME
                                   TO AVERAGE
                                   NET ASSETS      PORTFOLIO
                                   (EXCLUDING       TURNOVER
FOR THE PERIOD ENDED                WAIVERS)          RATE
===========================================================
---------------------------
LOW DURATION BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
6/3/97 1 through 9/30/97             6.25%2           371%
INSTITUTIONAL CLASS
9/30/97                              5.81%            371%
4/1/96 through 9/30/96               5.45 2           228
7/1/95 through 3/31/96               5.05 2           185
6/30/95                              5.60             586
6/30/94                              4.25             455
7/17/92 1 through 6/30/93            5.22 2           513
SERVICE CLASS
9/30/97                              5.53%            371%
4/1/96 through 9/30/96               5.13 2           228
1/12/96 1 through 3/31/96            5.05 2           185
INVESTOR A CLASS
9/30/97                              5.39%            371%
4/1/96 through 9/30/96               4.92 2           228
1/12/96 1 through 3/31/96            4.74 2           185
INVESTOR B CLASS
11/18/96 1 through 9/30/97           4.63%2           371%
INVESTOR C CLASS
2/24/97 1 through 9/30/97            4.67%2           371%
--------------------------------------
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
9/30/97                              5.69%            291%
9/30/96                              5.73             580
9/30/95                              5.57             247
9/30/94                              5.08               9
9/30/93                              5.15              80
SERVICE CLASS
9/30/97                              5.39%            291%
9/30/96                              5.43             580
9/30/95                              5.30             247
9/30/94                              4.90               9
7/29/93 1 through 9/30/93            5.06 2            80
INVESTOR A CLASS
9/30/97                              5.23%            291%
9/30/96                              5.35             580
9/30/95                              5.30             247
9/30/94                              4.84               9
9/30/93                              5.11              80
INVESTOR B CLASS
10/11/96 1 through 9/30/97           4.44%2           291%
INVESTOR C CLASS
10/8/96 1 through 9/30/97            4.26%2           291%
---------------------------
INTERMEDIATE BOND PORTFOLIO
---------------------------
INSTITUTIONAL CLASS
9/30/97                              6.34%            321%
9/30/96                              5.97             670
9/30/95                              5.84             262
9/30/94                              5.11              92
9/17/93 1 through 9/30/93            4.33 2             4
SERVICE CLASS
9/30/97                              6.03%            321%
9/30/96                              5.67             670
9/30/95                              5.55             262
9/30/94                              4.90              92
9/23/93 1 through 9/30/93            3.96 2             4
INVESTOR A CLASS
9/30/97                              5.85%            321%
9/30/96                              5.53             670
9/30/95                              5.55             262
5/20/94 1 through 9/30/94            4.92 2            92


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     56 & 57

[LOGO OMITTED]                COMPASS CAPITAL FUNDS
                              COMPASS CAPITAL FUNDS               [LOGO OMITTED]


                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                NET                     NET GAIN                   DISTRIBUTIONS  DISTRIBUTIONS  DISTRIBUTIONS
                               ASSET                   (LOSS) ON    DISTRIBUTIONS    IN EXCESS       FROM NET      IN EXCESS
                               VALUE        NET       INVESTMENTS     FROM NET         OF NET        REALIZED       OF NET
                             BEGINNING  INVESTMENT  (BOTH REALIZED   INVESTMENT      INVESTMENT      CAPITAL       REALIZED
FOR THE PERIOD ENDED         OF PERIOD    INCOME    AND UNREALIZED)    INCOME          INCOME         GAINS          GAINS
================================================================================================================================
-------------------
CORE BOND PORTFOLIO
-------------------
BLACKROCK CLASS
5/1/97 1 through 9/30/97      $ 9.57      $0.26          $0.24         $(0.25)         $   --        $   --         $   --
INSTITUTIONAL CLASS
9/30/97                       $ 9.55      $0.62          $0.26         $(0.61)         $   --        $   --         $   --
4/1/96 through 9/30/96          9.61       0.30          (0.06)         (0.30)             --            --             --
7/1/95 though 3/31/96           9.85       0.47          (0.07)         (0.47)             --         (0.17)            --
6/30/95                         9.36       0.62           0.50          (0.62)             --         (0.01)            --
6/30/94                        10.37       0.55          (0.60)         (0.55)             --         (0.41)            --
12/9/92 1 through 6/30/93      10.00       0.32           0.37          (0.32)             --            --             --
SERVICE CLASS
9/30/97                       $ 9.55      $0.59          $0.26         $(0.58)         $   --        $   --         $   --
4/1/96 through 9/30/96          9.61       0.30          (0.07)         (0.29)             --            --             --
1/12/96 1 through 3/31/96       9.91       0.11          (0.30)         (0.11)             --            --             --
INVESTOR A CLASS
9/30/97                       $ 9.55      $0.58          $0.26         $(0.57)         $   --        $   --          $   --
4/1/96 through 9/30/96          9.61       0.28          (0.06)         (0.28)             --            --              --
1/31/96 1 through 3/31/96       9.99       0.08          (0.38)         (0.08)             --            --              --
INVESTOR B CLASS
9/30/97                       $ 9.55      $0.51          $0.26         $(0.50)         $   --        $   --          $   --
4/1/96 through 9/30/96          9.61       0.26          (0.07)         (0.25)             --            --              --
3/18/96 1 through 3/31/96       9.58       0.01           0.03          (0.01)             --            --              --
INVESTOR C CLASS
2/28/97 1 through 9/30/97     $ 9.64      $0.29          $0.17         $(0.28)         $   --        $   --          $   --
---------------------------
GOVERNMENT INCOME PORTFOLIO
---------------------------
INVESTOR A CLASS
9/30/97                       $10.20      $0.73          $0.30         $(0.74)         $   --        $   --          $   --
9/30/96                        10.68       0.68          (0.22)         (0.66)             --         (0.28)             --
10/3/94 1 though 9/30/95       10.00       0.55           0.68          (0.55)             --            --              --
INVESTOR B CLASS
9/30/97                       $10.20      $0.66          $0.30         $(0.67)         $   --        $   --          $   --
9/30/96                        10.68       0.60          (0.21)         (0.59)             --         (0.28)             --
10/3/94 1 through 9/30/95      10.00       0.50           0.68          (0.50)             --            --              --
INVESTOR C CLASS
2/28/97 1 through 9/30/97     $10.30      $0.37          $0.20         $(0.38)         $   --        $   --          $   --
------------------------
MANAGED INCOME PORTFOLIO
------------------------
INSTITUTIONAL CLASS
9/30/97                       $10.09      $0.68          $0.32         $(0.68)         $   --        $   --          $   --
9/30/96                        10.38       0.64          (0.21)         (0.62)             --         (0.10)             --
9/30/95                         9.79       0.65           0.60          (0.65)          (0.01)           --              --
9/30/94                        11.17       0.64          (1.21)         (0.64)          (0.02)        (0.14)          (0.01)
9/30/93                        10.74       0.67           0.56          (0.67)             --         (0.13)             --
SERVICE CLASS
9/30/97                       $10.09      $0.66          $0.31         $(0.65)         $   --        $   --          $   --
9/30/96                        10.38       0.61          (0.20)         (0.60)             --         (0.10)             --
9/30/95                         9.79       0.63           0.60          (0.63)          (0.01)           --              --
9/30/94                        11.17       0.59          (1.18)         (0.62)          (0.02)        (0.14)          (0.01)
7/29/93 1 through 9/30/93      10.96       0.11           0.21          (0.11)             --            --              --
INVESTOR A CLASS
9/30/97                       $10.09      $0.65          $0.31         $(0.64)         $   --        $   --          $   --
9/30/96                        10.38       0.59          (0.20)         (0.58)             --         (0.10)             --
9/30/95                         9.79       0.60           0.60          (0.60)          (0.01)           --              --
9/30/94                        11.18       0.57          (1.19)         (0.60)          (0.02)        (0.14)          (0.01)
9/30/93                        10.74       0.66           0.57          (0.66)             --         (0.13)             --
INVESTOR B CLASS
7/15/97 1 through 9/30/97     $10.39      $0.09          $0.02         $(0.09)         $   --        $   --          $   --
----------------------------
INTERNATIONAL BOND PORTFOLIO
----------------------------
INSTITUTIONAL CLASS
9/30/97                       $11.71      $0.78          $0.42         $(1.47)         $   --        $(0.49)         $   --
6/10/96 1 through 9/30/96      11.37       0.21           0.30          (0.17)             --            --              --




                                  NET                  NET                 RATIO OF EXPENSES
                                 ASSET               ASSETS     RATIO OF       TO AVERAGE       RATIO OF NET
                                 VALUE               END OF    EXPENSES TO     NET ASSETS     INVESTMENT INCOME
                                END OF     TOTAL     PERIOD    AVERAGE NET     (EXCLUDING      TO AVERAGE NET
FOR THE PERIOD ENDED            PERIOD    RETURN     (000)       ASSETS         WAIVERS)           ASSETS
================================================================================================================
-------------------
CORE BOND PORTFOLIO
-------------------
BLACKROCK CLASS
5/1/97 1 through 9/30/97        $ 9.82     5.30%    $ 48,139    0.40%2,8         0.69%2            6.70%2
INSTITUTIONAL CLASS
9/30/97                         $ 9.82    10.03%    $393,657    0.55%8           0.85%             6.81%
4/1/96 through 9/30/96            9.55     2.55      162,626    0.55 2,8         0.84 2            6.75 2
7/1/95 though 3/31/96             9.61     3.93       64,707    0.66 2,8         0.91 2            5.89 2
6/30/95                           9.85    11.79       32,191    0.55             1.75              6.62
6/30/94                           9.36    (0.69)      12,507    0.55             2.65              5.61
12/9/92 1 through 6/30/93        10.37     6.88        7,803    0.55 2           2.44 2            5.57 2
SERVICE CLASS
9/30/97                         $ 9.82     9.71%    $122,308    0.85%8           1.14%             6.59%
4/1/96 through 9/30/96            9.55     2.40      117,207    0.85 2,8         1.14 2            6.33 2
1/12/96 1 through 3/31/96         9.61    (1.90)     232,040    0.85 2,8         1.10 2            5.46 2
INVESTOR A CLASS
9/30/97                         $ 9.82     9.52%3   $  2,441    1.01%8           1.30%             6.31%
4/1/96 through 9/30/96            9.55     2.36 3        320    1.02 2,8         1.31 2            6.29 2
1/31/96 1 through 3/31/96         9.61    (2.96)3         80    1.02 2,8         1.27 2            5.43 2
INVESTOR B CLASS
9/30/97                         $ 9.82     8.71%4   $  5,295    1.75%8           2.04%             5.61%
4/1/96 through 9/30/96            9.55     1.98 4      1,497    1.72 2,8         2.01 2            5.68 2
3/18/96 1 through 3/31/96         9.61    (0.33)4         77    1.77 2,8         2.02 2            4.71 2
INVESTOR C CLASS
2/28/97 1 through 9/30/97       $ 9.82     4.82%4   $    128    1.74%2,8         2.03%2            5.41%2
---------------------------
GOVERNMENT INCOME PORTFOLIO
---------------------------
INVESTOR A CLASS
9/30/97                         $10.49    10.48%3   $  4,876    1.02%9           1.74%             8.02%
9/30/96                          10.20     4.43 3      3,651    0.91 9           1.67              8.59
10/3/94 1 though 9/30/95         10.68    14.27 3      2,990    0.37 2,9         1.81 2            6.89 2
INVESTOR B CLASS
9/30/97                         $10.49     9.66%4   $ 14,796    1.77%9           2.49%             7.26%
9/30/96                          10.20     3.68 4     11,119    1.64 9           2.40              7.81
10/3/94 1 through 9/30/95        10.68    13.52 4     10,188    1.05 2,9         2.50 2            6.17 2
INVESTOR C CLASS
2/28/97 1 through 9/30/97       $10.49     5.64%4   $    849    1.70%2,9         2.42%2            7.11%2
------------------------
MANAGED INCOME PORTFOLIO
------------------------
INSTITUTIONAL CLASS
9/30/97                         $10.41    10.25%    $537,260    0.58%10          0.83%             6.99%
9/30/96                          10.09     4.33      564,744    0.58             0.81              6.17
9/30/95                          10.38    13.27      443,148    0.57             0.77              6.44
9/30/94                          9.79     (5.27)     395,060    0.55             0.77              6.11
9/30/93                          11.17    12.13      341,791    0.74             0.78              6.25
SERVICE CLASS
9/30/97                         $10.41     9.93%    $266,750    0.88%10          1.13%             6.76%
9/30/96                          10.09     4.05      165,073    0.88             1.11              5.87
9/30/95                          10.38    12.97      116,846    0.85             1.05              6.14
9/30/94                          9.79     (5.49)      67,655    0.80             1.02              5.95
7/29/93 1 through 9/30/93        11.17     2.93       15,322    0.80 2           0.84 2            5.83 2
INVESTOR A CLASS
9/30/97                         $10.41     9.74%3   $ 15,230    1.05%10          1.30%             6.54%
9/30/96                          10.09     3.83 3     11,193    1.05             1.29              5.67
9/30/95                          10.38    12.74 3     11,977    1.05             1.25              5.96
9/30/94                          9.79     (5.76)3     10,921    1.00             1.22              5.66
9/30/93                          11.18    12.13 3      7,252    0.84             0.88              6.09
INVESTOR B CLASS
7/15/97 1 through 9/30/97       $10.41     1.35%4   $    468    1.31%2,10        1.56%2            4.68%2
----------------------------
INTERNATIONAL BOND PORTFOLIO
----------------------------
INSTITUTIONAL CLASS
9/30/97                         $10.95    11.59%    $ 43,310    0.98%11          1.08%             5.28%
6/10/96 1 through 9/30/96        11.71     4.48       30,882    0.92 2           1.32 2            6.28 2



                                  RATIO OF NET
                               INVESTMENT INCOME
                                   TO AVERAGE
                                   NET ASSETS      PORTFOLIO
                                   (EXCLUDING       TURNOVER
FOR THE PERIOD ENDED                WAIVERS)          RATE
===========================================================
-------------------
CORE BOND PORTFOLIO
-------------------
BLACKROCK CLASS
5/1/97 1 through 9/30/97             6.41%2           441%
INSTITUTIONAL CLASS
9/30/97                              6.52%            441%
4/1/96 through 9/30/96               6.45 2           308
7/1/95 though 3/31/96                5.64 2           723
6/30/95                              5.43             435
6/30/94                              3.51             722
12/9/92 1 through 6/30/93            3.68 2           354
SERVICE CLASS
9/30/97                              6.31%            441%
4/1/96 through 9/30/96               6.04 2           308
1/12/96 1 through 3/31/96            5.21 2           723
INVESTOR A CLASS
9/30/97                              6.02%            441%
4/1/96 through 9/30/96               6.00 2           308
1/31/961 through 3/31/96             5.19 2           723
INVESTOR B CLASS
9/30/97                              5.32%            441%
4/1/96 through 9/30/96               5.39 2           308
3/18/96 1 through 3/31/96            4.46 2           723
INVESTOR C CLASS
2/28/97 1 through 9/30/97            5.12%2           441%
---------------------------
GOVERNMENT INCOME PORTFOLIO
---------------------------
INVESTOR A CLASS
9/30/97                              7.30%            393%
9/30/96                              7.83             434
10/3/94 1 though 9/30/95             5.44 2           258
INVESTOR B CLASS
9/30/97                              6.54%            393%
9/30/96                              7.05             434
10/3/94 1 through 9/30/95            4.72 2           258
INVESTOR C CLASS
2/28/97 1 through 9/30/97            6.39%2           393%
------------------------
MANAGED INCOME PORTFOLIO
------------------------
INSTITUTIONAL CLASS
9/30/97                              6.74%            428%
9/30/96                              5.95             638
9/30/95                              6.24             203
9/30/94                              5.89              61
9/30/93                              6.21              72
SERVICE CLASS
9/30/97                              6.51%            428%
9/30/96                              5.65             638
9/30/95                              5.94             203
9/30/94                              5.73              61
7/29/93 1 through 9/30/93            5.79 2            72
INVESTOR A CLASS
9/30/97                              6.29%            428%
9/30/96                              5.44             638
9/30/95                              5.76             203
9/30/94                              5.44              61
9/30/93                              6.05              72
INVESTOR B CLASS
7/15/97 1 through 9/30/97            4.43%2           428%
----------------------------
INTERNATIONAL BOND PORTFOLIO
----------------------------
INSTITUTIONAL CLASS
9/30/97                              5.18%            272%
6/10/96 1 through 9/30/96            5.88 2           108

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     58 & 59

[LOGO OMITTED]                COMPASS CAPITAL FUNDS
                              COMPASS CAPITAL FUNDS               [LOGO OMITTED]


                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                NET                     NET GAIN                   DISTRIBUTIONS  DISTRIBUTIONS  DISTRIBUTIONS
                               ASSET                   (LOSS) ON    DISTRIBUTIONS    IN EXCESS       FROM NET      IN EXCESS
                               VALUE        NET       INVESTMENTS     FROM NET         OF NET        REALIZED       OF NET
                             BEGINNING  INVESTMENT  (BOTH REALIZED   INVESTMENT      INVESTMENT      CAPITAL       REALIZED
FOR THE PERIOD ENDED         OF PERIOD    INCOME    AND UNREALIZED)    INCOME          INCOME         GAINS          GAINS
================================================================================================================================
SERVICE CLASS
9/30/97                       $11.71      $1.36         $(0.19)       $(1.44)          $  --         $(0.49)        $  --
2/1/96 through 9/30/96         11.39       0.89          (0.29)        (0.28)             --             --            --
3/1/95 through 1/31/96         10.52       0.62           1.13         (0.88)             --             --            --
2/28/95                        10.75       0.62          (0.48)        (0.13)             --          (0.24)           --
2/28/94                        10.76       0.65           0.46         (0.90)             --          (0.22)           --
2/28/93                        10.21       0.52           0.47         (0.30)             --          (0.14)           --
INVESTOR A CLASS
9/30/97                       $11.71      $1.10         $(0.05)       $(1.42)          $  --         $(0.49)        $  --
4/22/96 1 through 9/30/96      11.37       0.26           0.32         (0.24)             --             --            --
INVESTOR B CLASS
9/30/97                       $11.71      $1.06          --           $(1.33)          $  --         $(0.49)        $  --
4/19/96 1 through 9/30/96      11.36       0.22           0.33         (0.20)             --             --            --
INVESTOR C CLASS
9/30/97                       $11.71      $1.15         $(0.09)       $(1.33)          $  --         $(0.49)        $  --
9/11/96 1 through 9/30/96      11.58       0.02           0.12         (0.01)             --             --            --
-------------------------
TAX-FREE INCOME PORTFOLIO
-------------------------
INSTITUTIONAL CLASS
9/30/97                       $10.84      $0.56          $0.51        $(0.57)          $  --         $   --         $  --
9/30/96                        10.61       0.49           0.28         (0.54)             --             --            --
9/30/95                        10.04       0.53           0.59         (0.53)             --          (0.02)           --
9/30/94                        11.31       0.53          (0.93)        (0.53)             --          (0.34)           --
1/21/93 1 through 9/30/93      10.61       0.42           0.70         (0.42)             --             --            --
SERVICE CLASS
9/30/97                       $10.84      $0.53          $0.50        $(0.53)          $  --         $   --         $  --
9/30/96                        10.61       0.51           0.23         (0.51)             --             --            --
9/30/95                        10.04       0.50           0.59         (0.50)             --          (0.02)           --
9/30/94                        11.31       0.51          (0.93)        (0.51)             --          (0.34)           --
7/29/93 1 through 9/30/93      10.97       0.09           0.34         (0.09)             --             --            --
INVESTOR A CLASS
9/30/97                       $10.84      $0.50          $0.51        $(0.51)          $  --         $   --         $  --
9/30/96                        10.61       0.45           0.21         (0.43)             --             --            --
9/30/95                        10.04       0.48           0.59         (0.48)             --          (0.02)           --
9/30/94                        11.31       0.48          (0.93)        (0.48)             --          (0.34)           --
9/30/93                        10.60       0.55           0.83         (0.55)             --          (0.12)           --
INVESTOR B CLASS
9/30/97                       $10.84      $0.44          $0.49        $(0.43)          $  --         $   --         $  --
7/18/96 1 through 9/30/96      10.74       0.08           0.10         (0.08)             --             --            --
INVESTOR C CLASS
2/28/97 1 through 9/30/97     $11.04      $0.28          $0.27        $(0.25)          $  --         $   --         $  --
--------------------------------------
PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
9/30/97                       $10.44      $0.53          $0.33        $(0.53)          $  --         $   --         $  --
9/30/96                        10.33       0.52           0.12         (0.53)             --             --            --
9/30/95                         9.82       0.52           0.51         (0.52)             --             --            --
9/30/94                        10.70       0.53          (0.85)        (0.53)             --          (0.03)           --
12/1/92 1 through 9/30/93      10.00       0.39           0.73         (0.39)             --          (0.03)           --
SERVICE CLASS
9/30/97                       $10.44      $0.50          $0.33        $(0.50)          $  --         $   --         $  --
9/30/96                        10.33       0.50           0.11         (0.50)             --             --            --
9/30/95                         9.82       0.50           0.51         (0.50)             --             --            --
9/30/94                        10.70       0.51          (0.85)        (0.51)             --          (0.03)           --
7/29/93 1 through 9/30/93      10.43       0.09           0.28         (0.09)             --          (0.01)           --
INVESTOR A CLASS
9/30/97                       $10.44      $0.48          $0.33        $(0.48)          $  --         $   --         $  --
9/30/96                        10.33       0.48           0.11         (0.48)             --             --            --
9/30/95                         9.82       0.48           0.51         (0.48)             --             --            --
9/30/94                        10.70       0.52          (0.85)        (0.52)             --          (0.03)           --
12/1/92 1 through 9/30/93      10.00       0.42           0.73         (0.42)             --          (0.03)           --
INVESTOR B CLASS
9/30/97                       $10.44      $0.40          $0.33        $(0.40)          $  --         $   --         $  --
9/30/96                        10.33       0.40           0.11         (0.40)             --             --            --
10/3/94 1 through 9/30/95       9.82       0.42           0.51         (0.42)             --             --            --





                                NET                  NET                 RATIO OF EXPENSES
                               ASSET               ASSETS     RATIO OF       TO AVERAGE       RATIO OF NET
                               VALUE               END OF    EXPENSES TO     NET ASSETS     INVESTMENT INCOME
                              END OF     TOTAL     PERIOD    AVERAGE NET     (EXCLUDING      TO AVERAGE NET
FOR THE PERIOD ENDED          PERIOD    RETURN     (000)       ASSETS         WAIVERS)           ASSETS
==============================================================================================================
SERVICE CLASS
9/30/97                       $10.95    11.23%     $ 6,708      1.29%11        1.39%             5.02%
2/1/96 through 9/30/96         11.71     5.39        7,836      1.09 2         1.20 2            3.82 2
3/1/95 through 1/31/96         11.39    16.79       37,627      1.23 2         1.23 2            5.62 2
2/28/95                        10.52     1.50       45,657      1.24           1.24              5.96
2/28/94                        10.75    10.24       46,888      1.38           1.38              6.00
2/28/93                        10.76     9.55       38,257      1.30           1.30              6.31
INVESTOR A CLASS
9/30/97                       $10.95    11.02%3    $ 1,015      1.42%11        1.52%             4.49%
4/22/96 1 through 9/30/96      11.71     5.13 3        176      1.45 2         1.86 2            5.29 2
INVESTOR B CLASS
9/30/97                       $10.95    10.11%4    $   979      2.12%2,11      2.22%             3.65%
4/19/96 1 through 9/30/96      11.71     4.90 4        136      2.09 2         2.492             4.61 2
INVESTOR C CLASS
9/30/97                       $10.95    10.13%4    $   474      2.11%11        2.21%             3.57%
9/11/96 1 through 9/30/96      11.71     1.24 4         19      1.53 2         1.93 2            2.79 2
-------------------------
TAX-FREE INCOME PORTFOLIO
-------------------------
INSTITUTIONAL CLASS
9/30/97                       $11.34    10.09%     $ 9,419      0.55%          0.90%             5.07%
9/30/96                        10.84     7.45        8,350      0.55           0.89              5.10
9/30/95                        10.61    11.54          271      0.52           1.30              5.19
9/30/94                        10.04    (3.77)         132      0.50           1.73              4.97
1/21/93 1 through 9/30/93      11.31    10.72          675      0.50 2         1.28 2            5.14 2
SERVICE CLASS
9/30/97                       $11.34     9.77%     $58,779      0.85%          1.20%             4.76%
9/30/96                        10.84     7.14       36,161      0.85           1.18              4.88
9/30/95                        10.61    11.24        4,713      0.80           1.57              4.92
9/30/94                        10.04    (4.02)       2,109      0.75           1.98              4.75
7/29/93 1 through 9/30/93      11.31     3.92          634      0.71 2         1.49 2            4.99 2
INVESTOR A CLASS
9/30/97                       $11.34     9.58%3    $ 5,530      1.02%          1.37%             4.60%
9/30/96                        10.84     6.94 3      4,873      1.04           1.37              4.67
9/30/95                        10.61    10.99 3      6,591      1.00           1.78              4.74
9/30/94                        10.04    (4.19)3      6,972      0.95           2.18              4.53
9/30/93                        11.31    13.48 3      7,831      0.57           1.36              5.06
INVESTOR B CLASS
9/30/97                       $11.34     8.77%4    $   926      1.75%          2.10%             3.65%
7/18/96 1 through 9/30/96      10.84     1.72 4         10      1.65 2         1.98 2            3.84 2
INVESTOR C CLASS
2/28/97 1 through 9/30/97     $11.34     5.02%4    $    --      1.70%2         2.05%2            3.95%2
--------------------------------------
PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
9/30/97                       $10.77     8.43%     $ 5,108      0.55%          0.86%             4.97%
9/30/96                        10.44     6.29        3,609      0.55           0.85              5.01
9/30/95                        10.33    10.81        2,092      0.52           0.84              5.23
9/30/94                         9.82    (2.96)         639      0.39           0.99              5.27
12/1/92 1 through 9/30/93      10.70    11.69          256      0.09 2         0.97 2            5.19 2
SERVICE CLASS
9/30/97                       $10.77     8.10%     $50,395      0.85%          1.16%             4.67%
9/30/96                        10.44     5.97       34,297      0.85           1.15              4.74
9/30/95                        10.33    10.51       13,815      0.79           1.11              5.04
9/30/94                         9.82    (3.20)      11,518      0.55           1.15              4.97
7/29/93 1 through 9/30/93      10.70     3.54        3,894      0.34 2         0.01 2            4.90 2
INVESTOR A CLASS
9/30/97                       $10.77     7.95%3    $32,900      0.97%          1.30%             4.54%
9/30/96                        10.44     5.81 3     38,031      1.00           1.30              4.58
9/30/95                        10.33    10.30 3     42,775      0.98           1.30              4.88
9/30/94                         9.82    (3.06)3     46,563      0.41           1.01              5.06
12/1/92 1 through 9/30/93      10.70    11.69 3     35,934      0.07 2         0.95 2            5.19 2
INVESTOR B CLASS
9/30/97                       $10.77     7.12%4    $12,388      1.76%          2.07%             3.73%
9/30/96                        10.44     5.04 4      7,974      1.74           2.03              3.81
10/3/94 1 through 9/30/95      10.33     9.69 4      4,008      1.57 2         1.89 2            4.07 2



                                 RATIO OF NET
                              INVESTMENT INCOME
                                  TO AVERAGE
                                  NET ASSETS      PORTFOLIO
                                  (EXCLUDING       TURNOVER
FOR THE PERIOD ENDED               WAIVERS)          RATE
===========================================================
SERVICE CLASS
9/30/97                             4.92%            272%
2/1/96 through 9/30/96              3.72 2           108
3/1/95 through 1/31/96              5.62 2           159
2/28/95                             5.96             131
2/28/94                             6.00             128
2/28/93                             6.31             115
INVESTOR A CLASS
9/30/97                             4.39%            272%
4/22/96 1 through 9/30/96           4.88 2           108
INVESTOR B CLASS
9/30/97                             3.55%            272%
4/19/96 1 through 9/30/96           4.21 2           108
INVESTOR C CLASS
9/30/97                             3.47%            272%
9/11/96 1 through 9/30/96           2.38 2           108
-------------------------
TAX-FREE INCOME PORTFOLIO
-------------------------
INSTITUTIONAL CLASS
9/30/97                             4.72%            262%
9/30/96                             4.78             268
9/30/95                             4.41              92
9/30/94                             3.74              40
1/21/93 1 through 9/30/93           4.36 2            71
SERVICE CLASS
9/30/97                             4.41%            262%
9/30/96                             4.56             268
9/30/95                             4.15              92
9/30/94                             3.52              40
7/29/93 1 through 9/30/93           4.21 2            71
INVESTOR A CLASS
9/30/97                             4.25%            262%
9/30/96                             4.35             268
9/30/95                             3.96              92
9/30/94                             3.30              40
9/30/93                             4.27              71
INVESTOR B CLASS
9/30/97                             3.30%            262%
7/18/96 1 through 9/30/96           3.51 2           268
INVESTOR C CLASS
2/28/97 1 through 9/30/97           3.60%2           262%
--------------------------------------
PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
9/30/97                             4.66%             97%
9/30/96                             4.72             119
9/30/95                             4.91              66
9/30/94                             4.67              30
12/1/92 1 through 9/30/93           4.31 2            40
SERVICE CLASS
9/30/97                             4.36%             97%
9/30/96                             4.44             119
9/30/95                             4.72              66
9/30/94                             4.37              30
7/29/93 1 through 9/30/93           4.02 2            40
INVESTOR A CLASS
9/30/97                             4.23%             97%
9/30/96                             4.29             119
9/30/95                             4.56              66
9/30/94                             4.46              30
12/1/92 1 through 9/30/93           4.31 2            40
INVESTOR B CLASS
9/30/97                             3.42%             97%
9/30/96                             3.51             119
10/3/94 1 through 9/30/95           3.75 2            66


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     60 & 61

[LOGO OMITTED]                COMPASS CAPITAL FUNDS
                              COMPASS CAPITAL FUNDS               [LOGO OMITTED]


                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                NET                     NET GAIN                   DISTRIBUTIONS  DISTRIBUTIONS  DISTRIBUTIONS
                               ASSET                   (LOSS) ON    DISTRIBUTIONS    IN EXCESS       FROM NET      IN EXCESS
                               VALUE        NET       INVESTMENTS     FROM NET         OF NET        REALIZED       OF NET
                             BEGINNING  INVESTMENT  (BOTH REALIZED   INVESTMENT      INVESTMENT      CAPITAL       REALIZED
FOR THE PERIOD ENDED         OF PERIOD    INCOME    AND UNREALIZED)    INCOME          INCOME         GAINS          GAINS
================================================================================================================================
------------------------------------
NEW JERSEY TAX-FREE INCOME PORTFOLIO
------------------------------------
SERVICE CLASS
9/30/97                       $11.27      $0.52          $0.37        $(0.51)           $  --         $   --        $  --
2/1/96 through 9/30/96         11.61       0.73          (0.32)        (0.75)              --             --           --
3/1/95 through 1/31/96         10.94       0.46           0.65         (0.44)              --             --           --
2/28/95                        11.31       0.51          (0.36)        (0.51)              --          (0.01)          --
2/28/94                        11.30       0.54           0.04         (0.54)              --          (0.03)          --
2/28/93                        10.46       0.52           0.85         (0.53)              --             --           --
INVESTOR A CLASS
9/30/97                       $11.27      $0.51          $0.37        $(0.50)           $  --         $   --        $  --
2/1/96 through 9/30/96         11.61       0.34          (0.34)        (0.34)              --             --           --
1/26/96 1 through 1/31/96      11.54         --           0.07            --               --             --           --
INVESTOR B CLASS
9/30/97                       $11.27      $0.41          $0.38        $(0.41)           $  --         $   --        $  --
7/2/96 1 through 9/30/96       11.15       0.09           0.12         (0.09)              --             --           --
------------------------------
OHIO TAX-FREE INCOME PORTFOLIO
------------------------------
INSTITUTIONAL CLASS
9/30/97                       $10.15      $0.51          $0.34        $(0.50)           $  --         $   --        $  --
9/30/96                        10.05       0.50           0.10         (0.50)              --             --           --
9/30/95                         9.60       0.55           0.45         (0.55)              --             --           --
9/30/94                        10.53       0.53          (0.91)        (0.53)              --          (0.02)          --
12/1/92 1 through 9/30/93      10.00       0.36           0.53         (0.36)              --             --           --
SERVICE CLASS
9/30/97                       $10.15      $0.47          $0.35        $(0.47)           $  --         $   --        $  --
9/30/96                        10.05       0.48           0.10         (0.48)              --             --           --
9/30/95                         9.60       0.52           0.45         (0.52)              --             --           --
9/30/94                        10.53       0.49          (0.91)        (0.49)              --          (0.02)          --
7/29/93 1 through 9/30/93      10.24       0.09           0.29         (0.09)              --             --           --
INVESTOR A CLASS
9/30/97                       $10.15      $0.45          $0.35        $(0.45)           $  --         $   --        $  --
9/30/96                        10.05       0.46           0.10         (0.46)              --             --           --
9/30/95                         9.60       0.52           0.45         (0.52)              --             --           --
9/30/94                        10.53       0.53          (0.91)        (0.53)              --          (0.02)          --
12/1/92 1 through 9/30/93      10.00       0.36           0.53         (0.36)              --             --           --
INVESTOR B CLASS
9/30/97                       $10.15      $0.37          $0.35        $(0.37)           $  --         $   --        $  --
9/30/96                        10.05       0.38           0.10         (0.38)              --             --           --
10/13/94 1 through 9/30/95      9.58       0.42           0.47         (0.42)              --             --           --





                                 NET                  NET                 RATIO OF EXPENSES
                                ASSET               ASSETS     RATIO OF       TO AVERAGE       RATIO OF NET
                                VALUE               END OF    EXPENSES TO     NET ASSETS     INVESTMENT INCOME
                               END OF     TOTAL     PERIOD    AVERAGE NET     (EXCLUDING      TO AVERAGE NET
FOR THE PERIOD ENDED           PERIOD    RETURN     (000)       ASSETS         WAIVERS)           ASSETS
===============================================================================================================
------------------------------------
NEW JERSEY TAX-FREE INCOME PORTFOLIO
------------------------------------
SERVICE CLASS
9/30/97                        $11.65     8.11%    $ 84,596      0.85%          1.17%             4.59%
2/1/96 through 9/30/96          11.27     0.15       88,077      0.85 2         1.17 2            4.44 2
3/1/95 through 1/31/96          11.61    10.35       97,976      0.88 2         0.90 2            4.43 2
2/28/95                         10.94     1.49       96,857      0.79           0.87              4.71
2/28/94                         11.31     5.18      111,354      0.38           0.86              4.75
2/28/93                         11.30    13.48       47,169      0.48           1.04              5.04
INVESTOR A CLASS
9/30/97                        $11.65     7.94%3   $  1,548      1.02%          1.34%             4.41%
2/1/96 through 9/30/96          11.27    (0.01)3        894      1.01 2         1.33 2            4.29 2
1/26/96 1 through 1/31/96       11.61     0.63 3         14      1.02 2         1.36 2            2.79 2
INVESTOR B CLASS
9/30/97                        $11.65     7.14%4   $    767      1.74%          2.06%             3.60%
7/2/96 1 through 9/30/96        11.27     2.04 4         30      1.74 2         2.06 2            3.48 2
------------------------------
OHIO TAX-FREE INCOME PORTFOLIO
------------------------------
INSTITUTIONAL CLASS
9/30/97                        $10.50     8.53%    $    928      0.55%          1.06%             4.80%
9/30/96                         10.15     6.12          409      0.51           1.10              4.96
9/30/95                         10.05    10.75          200      0.12           1.19              5.61
9/30/94                          9.60    (3.75)         127      0.10           1.49              5.16
12/1/92 1 through 9/30/93       10.53     9.10        1,676      0.08 2         2.59 2            4.99 2
SERVICE CLASS
9/30/97                        $10.50     8.21%    $  7,421      0.85%          1.36%             4.51%
9/30/96                         10.15     5.80        6,377      0.79           1.38              4.69
9/30/95                         10.05    10.45        5,150      0.39           1.46              5.39
9/30/94                          9.60    (4.00)       4,428      0.35           1.74              5.06
7/29/93 1 through 9/30/93       10.53     3.68          907      0.32 2         2.83 2            4.71 2
INVESTOR A CLASS
9/30/97                        $10.50     8.03%3   $  2,614      1.02%          1.53%             4.35%
9/30/96                         10.15     5.66 3      2,833      0.91           1.50              4.57
9/30/95                         10.05    10.46 3      3,303      0.38           1.45              5.42
9/30/94                          9.60    (3.75)3      3,825      0.10           1.49              5.18
12/1/92 1 through 9/30/93       10.53     9.10 3      2,386      0.07 2         2.58 2            4.90 2
INVESTOR B CLASS
9/30/97                        $10.50     7.23%4   $    622      1.75%          2.26%             3.52%
9/30/96                         10.15     4.87 4        161      1.66           2.26              3.80
10/13/94 1 through 9/30/95      10.05     9.33 4        106      1.17 2         2.25 2            4.48 2



                                   RATIO OF NET
                                INVESTMENT INCOME
                                    TO AVERAGE
                                    NET ASSETS      PORTFOLIO
                                    (EXCLUDING       TURNOVER
FOR THE PERIOD ENDED                 WAIVERS)          RATE
=============================================================
------------------------------------
NEW JERSEY TAX-FREE INCOME PORTFOLIO
------------------------------------
SERVICE CLASS
9/30/97                                4.27%             77%
2/1/96 through 9/30/96                 4.13 2           109
3/1/95 through 1/31/96                 4.41 2            26
2/28/95                                4.63              28
2/28/94                                4.27              12
2/28/93                                4.48              16
INVESTOR A CLASS
9/30/97                                4.09%             77%
2/1/96 through 9/30/96                 3.98 2           109
1/26/96 1 through 1/31/96              2.45 2            26
INVESTOR B CLASS
9/30/97                                3.28%             77%
7/2/96 1 through 9/30/96               3.16 2           109
------------------------------
OHIO TAX-FREE INCOME PORTFOLIO
------------------------------
INSTITUTIONAL CLASS
9/30/97                                4.29%             87%
9/30/96                                4.37             136
9/30/95                                4.54              63
9/30/94                                3.77              61
12/1/92 1 through 9/30/93              2.48 2            36
SERVICE CLASS
9/30/97                                4.00%             87%
9/30/96                                4.10             136
9/30/95                                4.31              63
9/30/94                                3.67              61
7/29/93 1 through 9/30/93              2.20 2            36
INVESTOR A CLASS
9/30/97                                3.84%             87%
9/30/96                                3.98             136
9/30/95                                4.35              63
9/30/94                                3.79              61
12/1/92 1 through 9/30/93              2.39 2            36
INVESTOR B CLASS
9/30/97                                3.01%             87%
9/30/96                                3.21             136
10/13/94 1 through 9/30/95             3.41 2            63

 1 Commencement of operations of share class.
 2 Annualized.
 3 Sales load not reflected in total return.
 4 Contingent deferred sales load not reflected in total return.
 5 Including  interest  expense,  the ratios for  BlackRock,  Investor B and  Investor C would have been  1.01%,  2.19%,  and 2.23%, respectively,  for the period ended September 30, 1997, the Institutional,  Service, and Investor A would have been 0.92%, 1.24%, and 1.42%, respectively, for the period ended September 30, 1997, and 0.64%, 0.97%, and 1.12%, respectively, for the period ended
   September 30, 1996, and 0.96%, 1.18%, and 1.34%, respectively, for the period ended March 31 1996.   For  the  periods  prior  to
   March 31, 1996, interest income was presented net of interest expense.
 6 Including  interest  expense,  ratios for the  Investor B and  Investor C would have been 1.90% and 1.78%,  respectively, for the period ended September 30, 1997, the Institutional, Service and Investor A would have been 0.67%, 0.97%, and 1.14%, respectively, for the period ended September 30, 1997, and 0.70%, 1.00%, and 1.14%,  respectively, for the period ended September 30, 1996, and
   0.42%, 0.69%, and 0.70%, respectively, for the period ended September 30, 1995.
 7 Including  interest  expense,  ratios for the  Institutional,  Service  and  Investor A would have been 0.98%, 1.27%,  and 1.44%, respectively for the period ended September 30, 1997, and 0.83%, 1.14% and 1.27%, respectively, for the  period  ended  September
   30, 1996, and 0.55%, 0.82%, and 0.84%, respectively, for the period ended September 30, 1995.
8 Including  interest  expense,  ratios for the  BlackRock  and  Investor C would  have been 0.56% and 1.93%, for the period  ended
   September  30, 1997,  the  Institutional,  Service,  Investor A, and  Investor B would have been 0.84%,  1.35%, 1.36%,  and 2.17%
   respectively, for the period ended September 30, 1997, and 0.80%,  1.08%,  1.27%, and 2.00%,  respectively,  for the period ended
   September 30, 1996, and 0.75%, 0.94%, 1.11%, and 1.86%,  respectively, for the period ended March 31, 1996. For the periods prior to March 31, 1996, interest income was presented net of interest expense.
 9 Including interest expense,  ratios for the Investor C would have been 3.24%, for the period ended September 30, 1997, Investor A and  Investor B would have been  1.41%,  and 2.14%,  respectively,  for the period  ended  September 30,  1997,  2.96% and 3.69%, respectively,  for the period ended  September 30, 1996, and 0.92%,  and 1.60%,  respectively, for the period ended September 30,
   1995.
 10 Including  interest expense,  ratios for the  Institutional,  Service,  Investor A and Investor B would have  been 0.92%, 1.27%,
   1.41% and 2.14%,  respectively,  for the period ended  September 30, 1997.   For the periods  prior to October 1, 1996,  interest
   income was presented net of interest expense.
11 Including interest expense, ratios for the Institutional,  Service, Investor A, Investor B and Investor C would have been  0.98%,
   1.30%, 1.42%, 2.12% and 2.11%, respectively,  for the period ended September 30, 1997.  For the periods prior to October 1, 1996, interest income was presented net of interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     62 & 63

[LOGO OMITTED]                 COMPASS CAPITAL FUNDS


                           NOTES TO FINANCIAL STATEMENTS


     Compass Capital Funds[SERVICE MARK] ("the Fund") (formerly The PNC(R) Fund) was organized on December 22, 1988, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 31 publicly-offered portfolios, 11 of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Portfolios of the Fund offer as many as six classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.


-------------------------------------------------------------------------------------------------------------------
          Portfolio                                                       Share Classes
-------------------------------------------------------------------------------------------------------------------

                                     BlackRock          Institutional          Service             Investor A
-------------------------------------------------------------------------------------------------------------------
                               Contractual  Actual  Contractual  Actual  Contractual  Actual  Contractual  Actual
                                  Fees      Fees(4)     Fees     Fees(4)   Fees(1)    Fees(4)    Fees(2)   Fees(4)
-------------------------------------------------------------------------------------------------------------------
  Low Duration Bond               None       None       None       None     0.30%      0.30%      0.50%    0.40%
  Intermediate Government Bond     N/A       N/A        None       None     0.30%      0.30%      0.50%    0.40%
  Intermediate Bond                N/A       N/A        None       None     0.30%      0.30%      0.50%    0.40%
  Core Bond                       None       None       None       None     0.30%      0.30%      0.50%    0.40%
  Government Income                N/A       N/A        None       None     0.30%       N/A       0.50%    0.40%
  Managed Income                   N/A       N/A        None       None     0.30%      0.30%      0.50%    0.40%
  International Bond               N/A       N/A        None       None     0.30%      0.30%      0.50%    0.40%
  Tax-Free Income                  N/A       N/A        None       None     0.30%      0.30%      0.50%    0.40%
  Pennsylvania Tax-Free Income     N/A       N/A        None       None     0.30%      0.30%      0.50%    0.40%
  New Jersey Tax-Free Income       N/A       N/A        None       None     0.30%      0.30%      0.50%    0.40%
  Ohio Tax-Free Income             N/A       N/A        None       None     0.30%      0.30%      0.50%    0.40%
-------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------
          Portfolio                         Share Classes
------------------------------------------------------------------------

                                    Investor B           Investor C
------------------------------------------------------------------------
                                Contractual  Actual  Contractual  Actual
                                  Fees(3)    Fees(4)    Fees(3)   Fees(4)
------------------------------------------------------------------------
  Low Duration Bond                1.15%      1.15%     1.15%     1.15%
  Intermediate Government Bond     1.15%      1.15%     1.15%     1.15%
  Intermediate Bond                1.15%       N/A      1.15%      N/A
  Core Bond                        1.15%      1.15%     1.15%     1.15%
  Government Income                1.15%      1.15%     1.15%     1.15%
  Managed Income                   1.15%      1.15%     1.15%      N/A
  International Bond               1.15%      1.15%     1.15%     1.15%
  Tax-Free Income                  1.15%      1.15%     1.15%     1.15%
  Pennsylvania Tax-Free Income     1.15%      1.15%     1.15%      N/A
  New Jersey Tax-Free Income       1.15%      1.15%     1.15%      N/A
  Ohio Tax-Free Income             1.15%      1.15%     1.15%      N/A
------------------------------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee
(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.
(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.
(4) -- the actual fees are as of September 30, 1997.


     In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net asset of such respective classes.

(A)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from the estimates.

     SECURITY VALUATION -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Corporate bonds and tax-exempt bonds are valued on the basis of quotations provided by a pricing service which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument.

                             COMPASS CAPITAL FUNDS                [LOGO OMITTED]


     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared by each Portfolio each day on "settled" shares (i.e. shares for which the particular Portfolio has received payment in federal funds) and are paid monthly. Over the course of a year, substantially all of each Portfolio's net investment income will be declared as dividends. The amount of the daily dividend for each Portfolio will be based on periodic projections of its net investment income. Net realized capital gains, if any, will be distributed at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences between generally accepted accounting principles and tax accounting principles related to the character of income and expense recognition.

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the International Bond Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Bond Portfolio isolates that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

     The International Bond Portfolio reports certain foreign currency related transactions as components of realized and unrealized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS -- The International Bond Portfolio enters into forward foreign currency contracts as a hedge against either specific transactions or portfolio positions. These contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. Such contracts, which protect the value of the International Bond Portfolio's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The aggregate principal amounts of the contracts are not recorded as the International Bond Portfolio intends to settle the contracts prior to delivery. Under the terms of foreign currency contracts open at September 30, 1997, the International Bond Portfolio is obligated to deliver or receive currency in exchange for U.S. dollars as indicated below:

                                                                     UNREALIZED
                                                       VALUE AT        FOREIGN
SETTLEMENT        CURRENCY               CONTRACT    SEPTEMBER 30,    EXCHANGE
   DATE            BOUGHT                 AMOUNT         1997        GAIN/(LOSS)
---------   -------------------------  ------------  ------------    -----------
 10/14/97    New Zealand Dollar .....   $1,328,000    $1,319,534      $(8,466)
 10/14/97    Canadian Dollar ........    1,137,509     1,144,314        6,805
                                        ----------    ----------      -------
                                        $2,465,509    $2,463,848      $(1,661)
                                        ==========    ==========      =======

[LOGO OMITTED]                 COMPASS CAPITAL FUNDS


                                                                                                                       UNREALIZED
                                                                                                       VALUE AT          FOREIGN
SETTLEMENT                                CURRENCY                                 CONTRACT          SEPTEMBER 30,      EXCHANGE
   DATE                                     SOLD                                    AMOUNT               1997          GAIN/(LOSS)
----------       ---------------------------------------------------------       ------------        -------------    ------------
10/14/97         New Zealand Dollar ......................................       $  1,319,078        $ 1,319,534        $    (456)
10/14/97         Canadian Dollar .........................................          5,276,530          5,287,021          (10,491)
11/24/97         Danish Krone ............................................          3,159,851          3,169,088           (9,237)
11/24/97         German Deutsche Mark ....................................          8,725,212          8,750,746          (25,534)
10/14/97         European Currency Unit ..................................          2,170,000          2,220,800          (50,800)
10/14/97         French Franc ............................................          1,752,044          1,771,626          (19,582)
11/24/97         Great British Pound .....................................          7,067,900          7,060,437            7,463
10/14/97         Spanish Peso ............................................          2,313,956          2,412,598          (98,642)
11/24/97         Swedish Krone ...........................................          1,884,056          1,887,475           (3,419)
10/14/97         Italian Lira ............................................          1,632,920          1,737,921         (105,001)
11/12/97         Japanese Yen ............................................          9,339,388          9,090,757          248,631
11/24/97         Netherland Guild ........................................          1,574,447          1,578,974           (4,527)
                                                                                  -----------        -----------        ---------
                                                                                  $46,215,382        $46,286,977        $ (71,595)
                                                                                  ===========        ===========        =========



     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

     REVERSE REPURCHASE AGREEMENTS -- The Fund enters into reverse repurchase agreements with qualified, third party brokers-dealers as determined by and under the direction of the Fund's Board of Trustees. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

     The Compass Capital Government Income Portfolio's average daily balance of reverse repurchase agreements outstanding during the year ended September 30, 1997 was approximately $3,370,847 at a weighted average interest rate of approximately 5.38%. The maximum amount of reverse repurchase agreements outstanding at month-end during the year ended September 30, 1997 was $10,106,304 as of August 31, 1997 which was 33.5% of total assets. The amount of reverse repurchase agreements outstanding at September 30, 1997 was $8,329,948, which was 28.0% of total assets. The average daily balance of reverse repurchase agreements for all other Portfolios was less than 10% of average total assets for the year.

     FUTURES TRANSACTIONS -- The Fund invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Certain Portfolios may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

                             COMPASS CAPITAL FUNDS                [LOGO OMITTED]


     OPTION SELLING/PURCHASING -- The Fund invests in financial options contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There were no options held by the Portfolios at September 30, 1997.

     TBA PURCHASE COMMITMENTS -- The Portfolios may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

     MORTGAGE DOLLAR ROLLS -- Each Portfolio (except the Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income and Ohio Tax-Free Income Portfolios) may enter into mortgage dollar rolls (principally using
TBA's) in which the Portfolio sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Portfolio accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. A Portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls.

     In a "fee" roll, the compensation is recorded as deferred income and amortized to income over the roll period. In a "drop" roll, the compensation is paid via a lower price for the security upon its repurchase. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price fixed and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. A Portfolio engages in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee. There were no mortgage dollar rolls held by the Portfolios at September 30, 1997.

     SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans (including rights to draw on letters of credit) at September 30, 1997, is as follows:

                                                                           VALUE OF
                                                      MARKET VALUE OF     COLLATERAL
        PORTFOLIO                                    SECURITIES LOANED     RECEIVED
        ---------                                    -----------------  -------------
        Intermediate Government Bond Portfolio ...    $   9,558,908     $   9,822,656
        Intermediate Bond Portfolio ..............          200,600           208,000
        Core Bond Portfolio ......................      102,377,834       106,096,616
        Government Income Portfolio ..............        2,350,549         2,427,263
        Managed Income Portfolio .................       56,853,262        58,922,403

     OTHER -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

     Some countries in which the Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

[LOGO OMITTED]                COMPASS CAPITAL FUNDS

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

(B) TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, PNC Asset Management Group, Inc. ("PAMG"), a wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"), served as investment adviser for the Portfolios. BlackRock Financial Management, Inc. ("BlackRock"), a wholly-owned subsidiary of PAMG, serves as sub-adviser for all of the Portfolios. Morgan Grenfell Investment Services Limited ("Morgan Grenfell") serves as sub-adviser of the International Bond Portfolio prior to December 31, 1996. PAMG, PNC Bank and BlackRock are indirect wholly-owned subsidiaries of PNC Bank Corp.

     For its advisory services, PAMG is entitled to receive fees, computed daily and paid monthly, at the following annual rates, based on each Portfolio's average daily net assets:


                                                              EACH PORTFOLIO
                                                         EXCEPT THE INTERNATIONAL              INTERNATIONAL
                                                              BOND PORTFOLIO                  BOND PORTFOLIO
                                                         ------------------------       -------------------------
                                                                INVESTMENT                      INVESTMENT
               AVERAGE DAILY NET ASSETS                        ADVISORY FEE                    ADVISORY FEE
               -------------------------------           ------------------------       -------------------------
               first $1 billion .............                     .500%                            .550%
               $1 billion - $2 billion ......                     .450                             .500
               $2 billion - $3 billion ......                     .425                             .475
               greater than $3 billion ......                     .400                             .450


     PAMG may, at its discretion, waive all or any portion of its advisory fee for any Portfolio. For the year ended September 30, 1997, advisory fees and waivers for each Portfolio were as follows:


                                                          GROSS                               NET ADVISORY
                                                      ADVISORY FEE           WAIVER               FEE
                                                      ------------         ----------        -------------
     Low Duration Bond Portfolio ..................     $1,117,051         $  507,015        $   610,036
     Intermediate Government Bond Portfolio .......        771,571            308,628            462,943
     Intermediate Bond Portfolio ..................      1,626,805            650,722            976,083
     Core Bond Portfolio ..........................      2,046,336            990,358          1,055,978
     Government Income Portfolio ..................         84,992             84,527                465
     Managed Income Portfolio .....................      3,766,487          1,129,946          2,636,541
     International Bond Portfolio .................        249,099             11,073            238,026
     Tax-Free Income Portfolio ....................        281,147            123,004            158,143
     Pennsylvania Tax-Free Income Portfolio .......        447,047            178,819            268,228
     New Jersey Tax-Free Income Portfolio .........        433,484            179,069            254,415
     Ohio Tax-Free Income Portfolio ...............         53,745             43,390             10,355


     PAMG pays BlackRock fees for its sub-advisory services.

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., Compass Capital Group, Inc. ("CCG"), an indirect wholly-owned subsidiary of PNC Bank Corp., and Compass Distributors, Inc. ("CDI") act as co-administrators for the Fund. The combined administration fee is computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .23% of the first $500 million, .21% of the next $500 million and .19% of assets in excess of $1 billion.

                             COMPASS CAPITAL FUNDS                [LOGO OMITTED]


     PFPC, CCG and CDI may, at their discretion, voluntarily waive all or any portion of their administration fees for any Portfolio. For the year ended September 30, 1997, administration fees and waivers for each Portfolio were as follows:


                                                              GROSS                                   NET
                                                         ADMINISTRATION                          ADMINISTRATION
                                                               FEE                  WAIVER            FEE
                                                         --------------          ---------       ---------------
     Low Duration Bond Portfolio ...................        $ 513,843            $ 232,568         $ 281,275
     Intermediate Government Bond Portfolio ........          354,923              172,324           182,599
     Intermediate Bond Portfolio ...................          746,330              293,388           452,942
     Core Bond Portfolio ...........................          944,235              188,359           755,876
     Government Income Portfolio ...................           39,096               38,187               909
     Managed Income Portfolio ......................        1,681,925              757,111           924,814
     International Bond Portfolio ..................           97,478               32,591            64,887
     Tax-Free Income Portfolio .....................          129,328               75,612            53,716
     Pennsylvania Tax-Free Income Portfolio ........          205,642               94,146           111,496
     New Jersey Tax-Free Income Portfolio ..........          199,403               95,413           103,990
     Ohio Tax-Free Income Portfolio ................           24,723               11,556            13,167


     In addition, PNC Bank serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     Under the Fund's Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments ("distribution fees") made to CDI, as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into service arrangements with Service Organizations (including PNC Bank and its affiliates) with respect to each class of Investor Shares and Service Shares. Refer to the fee table in the "Notes to Financial Statements" for fee information.

(C)    PURCHASES AND SALES OF SECURITIES

     For the year ended September 30, 1997, purchases and sales of securities, other than short-term and government securities, were as follows:


                                                                  PURCHASES                SALES
                                                              ---------------        ---------------
     Low Duration Bond Portfolio ........................     $   635,073,679        $   417,173,497
     Intermediate Government Bond Portfolio .............         222,841,035            187,633,793
     Intermediate Bond Portfolio ........................         786,935,336            508,848,117
     Core Bond Portfolio ................................         871,796,324            660,139,466
     Government Income Portfolio ........................          65,984,602             69,057,748
     Managed Income Portfolio ...........................       2,280,967,592          2,290,116,459
     International Bond Portfolio .......................         110,314,280            100,840,727
     Tax-Free Income Portfolio ..........................         169,311,952            147,405,366
     Pennsylvania Tax-Free Income Portfolio .............          88,417,668             72,754,157
     New Jersey Tax-Free Income Portfolio ...............          66,010,814             72,373,643
     Ohio Tax-Free Income Portfolio .....................           9,990,480              8,724,151


     For the year ended September 30, 1997, purchases and sales of government securities were as follows:


                                                                 PURCHASES                SALES
                                                              --------------         --------------
     Low Duration Bond Portfolio ........................     $  380,882,642         $  474,277,893
     Intermediate Government Bond Portfolio .............        223,931,699            258,746,396
     Intermediate Bond Portfolio ........................        564,733,994            629,392,106
     Core Bond Portfolio ................................      1,309,689,081          1,236,091,861
     Government Income Portfolio ........................         27,708,755             16,481,193
     Managed Income Portfolio ...........................      1,866,441,608          1,551,829,354
     International Bond .................................          2,749,805              2,742,813


[LOGO OMITTED]               COMPASS CAPITAL FUNDS

(D)    CAPITAL SHARES
     Transactions in capital shares for each period were as follows:



                                                                        LOW DURATION BOND PORTFOLIO
                                        -------------------------------------------------------------------------------------------
                                            FOR THE YEAR ENDED            FOR THE PERIOD 4/1/96           FOR THE PERIOD 7/1/95
                                                  9/30/97                    THROUGH 9/30/96                 THROUGH 3/31/96
                                        ----------------------------  -----------------------------    ----------------------------
                                          SHARES           VALUE         SHARES          VALUE          SHARES           VALUE
                                        -----------     ------------  ------------    -------------    -----------     ------------
Prior Class
     Exchanged in merger .........               --     $         --            --    $          --     (5,134,946)    $(50,925,592)
     Shares sold .................               --               --            --               --      2,933,108       28,958,863
     Shares issued in reinvestment
        of dividends .............               --               --            --               --         86,191          850,722
     Shares redeemed .............               --               --            --               --     (2,408,838)     (23,680,688)
                                        -----------     ------------  ------------    -------------    -----------     ------------
                                                 --               --            --               --     (4,524,485)     (44,796,695)
BlackRock Class
     Shares sold .................        6,966,004       68,669,680            --               --             --               --
     Shares issued in reinvestment
        of dividends .............           16,200          159,941            --               --             --               --
     Shares redeemed .............          (78,809)        (778,946)           --               --             --               --
                                        -----------     ------------  ------------    -------------    -----------     ------------
                                          6,903,395       68,050,675            --               --             --               --
Institutional Class
     Exchanged in merger .........               --               --            --               --      5,134,946       50,887,316
     Shares sold .................        9,541,701       93,935,828     9,225,816       89,952,232        416,055        4,146,059
     Shares issued in merger .....               --               --            --               --        940,915        9,405,883
     Shares issued in reinvestment
        of dividends .............          158,388        1,558,102        23,549          229,714         10,535          104,431
     Shares redeemed .............      (13,193,893)    (129,934,032)     (791,967)      (7,725,214)    (1,106,898)     (11,157,065)
                                        -----------     ------------  ------------    -------------    -----------     ------------
                                         (3,493,804)     (34,440,102)    8,457,398       82,456,732      5,395,553       53,386,624
Service Class
     Shares sold .................        1,132,716       11,157,805    16,672,550      162,889,478        475,915        4,712,118
     Shares issued in merger .....               --               --            --               --     19,399,025      192,267,748
     Shares issued in reinvestment
        of dividends .............           42,765          420,674        57,731          564,224         50,924          503,581
     Shares redeemed .............       (2,178,583)     (21,443,691)  (25,900,305)    (252,860,371)    (1,376,331)     (13,627,909)
                                        -----------     ------------  ------------    -------------    -----------     ------------
                                         (1,003,102)      (9,865,212)   (9,170,024)     (89,406,669)    18,549,533      183,855,538
Investor A Class
     Shares sold .................           85,589          842,196        53,769          523,653         39,732          397,522
     Shares issued in merger .....               --               --            --               --         34,465          337,269
     Shares issued in reinvestment
        of dividends .............            4,534           44,601         1,958           19,101            301            2,975
     Shares redeemed .............          (76,835)        (756,077)      (33,479)        (326,419)        (1,014)          (9,940)
                                        -----------     ------------  ------------    -------------    -----------     ------------
                                             13,288          130,720        22,248          216,335         73,484          727,826
Investor B Class
     Shares sold .................            5,749           56,680            --               --             --               --
     Shares issued in reinvestment
        of dividends .............              103            1,011            --               --             --               --
     Shares redeemed .............           (4,538)         (44,639)           --               --             --               --
                                        -----------     ------------  ------------    -------------    -----------     ------------
                                              1,314           13,052            --               --             --               --
Investor C Class
     Shares sold .................            9,115           89,854            --               --             --               --
     Shares issued in reinvestment
        of dividends .............               67              659            --               --             --               --
     Shares redeemed .............           (1,868)         (18,379)           --               --             --               --
                                        -----------     ------------  ------------    -------------    -----------     ------------
                                              7,314           72,134            --               --             --               --
                                        -----------     ------------  ------------    -------------    -----------     ------------
Net increase (decrease) ..........        2,428,405      $23,961,267      (690,378)   $  (6,733,602)    19,494,085     $193,173,293
                                        ===========     ============  ============    =============    ===========     ============


                             COMPASS CAPITAL FUNDS                [LOGO OMITTED]



                                                                            INTERMEDIATE GOVERNMENT BOND PORTFOLIO
                                                             --------------------------------------------------------------------
                                                                 FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                                       9/30/97                                9/30/96
                                                             -----------------------------         ------------------------------
                                                                SHARES            VALUE              SHARES             VALUE
                                                             ----------       ------------         ----------        ------------
Shares sold:
     Institutional Class .........................             2,452,390       $ 24,490,535          3,580,617        $ 35,995,887
     Service Class ...............................             1,283,146         12,844,383          1,372,028          13,740,362
     Investor A Class ............................               105,820          1,057,798            140,064           1,399,514
     Investor B Class ............................                 2,685             26,800                 --                  --
     Investor C Class ............................                 5,048             50,676                 --                  --
Shares issued in reinvestment of dividends:
     Institutional Class .........................                 9,190             91,949            322,528           3,252,027
     Service Class ...............................                    --                 --             89,356             901,214
     Investor A Class ............................                30,294            303,064             36,588             366,222
     Investor B Class ............................                    80                805                 --                  --
     Investor C Class ............................                     5                 48                 --                  --
Shares redeemed:
     Institutional Class .........................            (5,632,607)       (56,411,658)        (4,630,262)        (46,321,923)
     Service Class ...............................            (1,069,763)       (10,707,605)        (1,641,252)        (16,487,300)
     Investor A Class ............................              (199,281)        (1,996,720)          (559,603)         (5,587,294)
     Investor B Class ............................                    --                 --                 --                  --
     Investor C Class ............................                   (10)              (103)                --                  --
                                                              ----------       ------------         ----------        ------------
Net decrease .....................................            (3,013,003)      $(30,250,028)        (1,289,936)       $(12,741,291)
                                                              ==========       ============         ==========        ============




                                                                                  INTERMEDIATE BOND PORTFOLIO
                                                              --------------------------------------------------------------------
                                                                 FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                                       9/30/97                                9/30/96
                                                              -----------------------------         ------------------------------
                                                                SHARES             VALUE              SHARES             VALUE
                                                              ----------       ------------         ----------        ------------
Shares sold:
     Institutional Class .........................            14,078,950       $132,363,271         12,073,053        $113,370,659
     Service Class ...............................             2,188,370         20,573,260          2,319,939          21,815,444
     Investor A Class ............................                69,283            651,172             57,644             541,668
Shares issued in reinvestment of dividends:
     Institutional Class .........................                37,056            348,956            483,706           4,588,719
     Service Class ...............................                 5,459             51,427             91,490             867,920
     Investor A Class ............................                 6,270             58,868              4,611              43,286
Shares redeemed:
     Institutional Class .........................            (5,264,514)       (49,462,645)        (3,508,326)        (32,933,287)
     Service Class ...............................            (1,546,069)       (14,477,894)        (1,439,046)        (13,480,000)
     Investor A Class ............................               (58,329)          (547,655)           (30,508)           (284,730)
                                                              ----------       ------------         ----------        ------------
Net increase .....................................             9,516,476       $ 89,558,760         10,052,563        $ 94,529,679
                                                              ==========       ============         ==========        ============

[LOGO OMITTED]               COMPASS CAPITAL FUNDS


                                                                            CORE BOND PORTFOLIO
                                         -----------------------------------------------------------------------------------------
                                            FOR THE YEAR ENDED            FOR THE PERIOD 4/1/95           FOR THE PERIOD 7/1/95
                                                  9/30/97                    THROUGH 9/30/96                 THROUGH 3/31/96
                                         ---------------------------    ---------------------------    ---------------------------
                                           SHARES          VALUE          SHARES          VALUE          SHARES           VALUE
                                         ----------     ------------    ----------     ------------    ----------     ------------
Prior Class
     Exchanged in merger .........               --            $  --            --            $  --    (4,700,542)    $(46,206,171)
     Shares sold .................               --               --            --               --     1,497,044       14,872,835
     Shares issued in reinvestment
        of dividends .............               --               --            --               --       196,492        1,955,692
     Shares redeemed .............               --               --            --               --      (260,446)      (2,606,563)
                                         ----------     ------------    ----------     ------------    ----------     ------------
                                                 --               --            --               --    (3,267,452)     (31,984,207)
BlackRock Class
     Shares sold .................        4,934,301       47,586,434            --               --            --               --
     Shares issued in reinvestment
        of dividends .............           33,880          329,429            --               --            --               --
     Shares redeemed .............          (65,588)        (637,357)           --               --            --               --
                                         ----------     ------------    ----------     ------------    ----------     ------------
                                          4,902,593       47,278,506            --               --            --               --
Institutional Class
     Exchanged in merger .........               --               --            --               --     4,700,542       46,582,367
     Shares sold .................       29,299,878      283,017,326    15,972,754      151,512,501     2,616,796       25,552,564
     Shares issued in reinvestment
        of dividends .............          347,674        3,360,503       119,442        1,135,289        27,377          269,114
     Shares redeemed .............       (6,587,896)     (63,633,339)   (5,791,581)     (54,781,902)     (614,318)      (6,135,169)
                                         ----------     ------------    ----------     ------------    ----------     ------------
                                         23,059,656      222,744,490    10,300,615       97,865,888     6,730,397       66,268,876
Service Class
     Shares sold .................        3,045,187       29,223,563    24,290,953      231,789,252       346,922        3,408,413
     Shares issued in merger .....               --               --            --               --    25,643,056      254,122,684
     Shares issued in reinvestment
        of dividends .............           92,333          893,766        54,759          522,688        40,334          396,628
     Shares redeemed .............       (2,955,892)     (28,624,306)  (36,205,585)    (344,905,834)   (1,895,903)     (18,771,943)
                                         ----------     ------------    ----------     ------------    ----------     ------------
                                            181,628        1,493,023   (11,859,873)    (112,593,894)   24,134,409      239,155,782
Investor A Class
     Shares sold .................          245,580        2,363,831        41,711          395,732         9,091           87,910
     Shares issued in reinvestment
        of dividends .............            4,335           41,932           285            2,706             4               40
     Shares redeemed .............          (34,859)        (336,574)      (16,852)        (159,534)         (736)          (7,068)
                                         ----------     ------------    ----------     ------------    ----------     ------------
                                            215,056        2,069,189        25,144          238,904         8,359           80,882
Investor B Class
     Shares sold .................          448,413        4,335,426       155,168        1,476,084         8,051           77,471
     Shares issued in reinvestment
        of dividends .............            9,931           96,069           311            2,944            --               --
     Shares redeemed .............          (75,937)        (732,254)       (6,705)         (63,800)           --               --
                                         ----------     ------------    ----------     ------------    ----------     ------------
                                            382,407        3,699,241       148,774        1,415,228         8,051           77,471
Investor C Class
     Shares sold .................           13,310          127,658            --               --            --               --
     Shares issued in reinvestment
        of dividends .............               99              955            --               --            --               --
     Shares redeemed .............             (326)          (3,203)           --               --            --               --
                                         ----------     ------------    ----------     ------------    ----------     ------------
                                             13,083          125,410            --               --            --               --

Net increase (decrease) ..........       28,754,423     $277,409,859    (1,385,340)    $(13,073,874)   27,613,764     $273,598,804
                                         ==========     ============    ==========     ============    ==========     ============


                             COMPASS CAPITAL FUNDS                [LOGO OMITTED]



                                                                                   GOVERNMENT INCOME PORTFOLIO
                                                             -----------------------------------------------------------------------
                                                                    FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                                                                          9/30/97                              9/30/96
                                                             --------------------------------      ---------------------------------
                                                                 SHARES             VALUE              SHARES             VALUE
                                                             --------------    --------------      --------------     --------------
Shares sold:
     Investor A Class ..............................             256,567        $ 2,652,913            182,347         $ 1,897,315
     Investor B Class ..............................             477,835          4,941,586            262,359           2,723,489
     Investor C Class ..............................              88,341            918,353                 --                  --
Shares issued in reinvestment of dividends:
     Investor A Class ..............................              26,197            270,290             25,834             269,474
     Investor B Class ..............................              46,827            483,160             50,171             524,556
     Investor C Class ..............................                   1                 10                 --                  --
Shares redeemed:
     Investor A Class ..............................            (176,033)        (1,818,482)          (130,085)         (1,347,617)
     Investor B Class ..............................            (204,745)        (2,114,414)          (176,000)         (1,822,188)
     Investor C Class ..............................              (7,392)           (75,693)                --                  --
                                                                --------        -----------           --------         -----------
Net increase .......................................             507,598        $ 5,257,723            214,626         $ 2,245,029
                                                                ========        ===========           ========         ===========




                                                                                  MANAGED INCOME PORTFOLIO
                                                           -------------------------------------------------------------------------
                                                                 FOR THE YEAR ENDED                        FOR THE YEAR ENDED
                                                                       9/30/97                                  9/30/96
                                                           ----------------------------------     ----------------------------------
                                                               SHARES             VALUE               SHARES             VALUE
                                                           --------------    ----------------     --------------    ----------------
Shares sold:
    Institutional Class ............................          12,846,748       $131,687,832         17,536,625        $178,831,880
     Service Class .................................          15,408,052        157,786,790          8,904,551          91,416,793
     Investor A Class ..............................           7,443,166         76,236,917            305,441           3,146,031
     Investor B Class ..............................              45,930            477,672                 --                  --
Shares issued in reinvestment of dividends:
     Institutional Class ...........................             155,258          1,590,301          1,660,070          17,311,187
     Service Class .................................              20,375            211,674            354,837           3,702,327
     Investor A Class ..............................              63,378            649,112             66,577             684,743
     Investor B ....................................                   8                 82                 --                  --
Shares redeemed:
     Institutional Class ...........................         (17,364,305)      (178,134,379)        (5,901,770)        (60,385,014)
     Service Class .................................          (6,160,521)       (63,050,157)        (4,151,437)        (42,503,459)
     Investor A Class ..............................          (7,152,716)       (73,203,528)          (416,188)         (4,250,126)
     Investor B Class ..............................                (972)           (10,152)                --                  --
                                                             -----------       ------------         ----------        ------------
Net increase .......................................           5,304,401       $ 54,242,164         18,358,706        $187,954,362
                                                             ===========       ============         ==========        ============

[LOGO OMITTED]              COMPASS CAPITAL FUNDS



                                                                       INTERNATIONAL BOND PORTFOLIO
                                       ---------------------------------------------------------------------------------------------
                                            FOR THE YEAR ENDED            FOR THE PERIOD 2/1/96           FOR THE PERIOD 3/1/95
                                                  9/30/97                    THROUGH 9/30/96                 THROUGH 1/31/96
                                       ------------------------------  ----------------------------- -------------------------------
                                           SHARES           VALUE         SHARES          VALUE          SHARES           VALUE
                                       -------------   --------------  ------------  --------------- -------------  ----------------
Prior Class
     Exchanged in merger .........               --      $        --            --     $         --           --      $         --
     Shares sold .................               --               --            --               --      315,538         3,593,223
     Shares issued in reinvestment
       of dividends ..............               --               --            --               --      140,790         1,586,753
     Shares redeemed .............               --               --            --               --   (1,495,630)      (17,160,728)
                                          ---------      -----------    ----------     ------------   ----------      ------------
                                                 --               --            --               --   (1,039,302)      (11,980,752)
Institutional Class
     Exchanged in merger .........               --               --            --               --           --                --
     Shares sold .................        1,142,937       12,421,898     2,641,656       30,118,521           --                --
     Shares issued in reinvestment
       of dividends ..............          365,395        3,942,629         1,056           12,134           --                --
     Shares redeemed .............         (191,333)      (2,081,160)       (4,942)         (56,751)          --                --
                                          ---------      -----------    ----------     ------------   ----------      ------------
                                          1,316,999       14,283,367     2,637,770       30,073,904           --                --
Service Class
     Exchanged in merger .........               --               --            --               --           --                --
     Shares sold .................          139,912        1,531,711     3,506,950       39,736,225           --                --
     Shares issued in reinvestment
       of dividends ..............           75,424          813,694         7,479           84,539           --                --
     Shares redeemed .............         (272,100)      (2,923,532)   (6,146,919)     (69,828,926)          --                --
                                          ---------      -----------    ----------     ------------   ----------      ------------
                                            (56,764)        (578,127)   (2,632,490)     (30,008,162)          --                --
Investor A Class
     Shares sold .................           78,318          840,293        15,076          173,354           --                --
     Shares issued in reinvestment
       of dividends ..............            3,381           36,474            21              244           --                --
     Shares redeemed .............           (4,003)         (42,834)          (80)            (921)          --                --
                                          ---------      -----------    ----------     ------------   ----------      ------------
                                             77,696          833,933        15,017          172,677           --                --
Investor B Class
     Shares sold .................           80,871          868,230        11,631          133,879           --                --
     Shares issued in reinvestment
       of dividends ..............            1,498           16,166            17              196           --                --
     Shares redeemed .............           (4,522)         (49,857)          (69)            (795)          --                --
                                          ---------      -----------    ----------     ------------   ----------      ------------
                                             77,847          834,539        11,579          133,280           --                --
Investor C Class
     Shares sold .................           41,760          454,009         1,643           19,116           --                --
     Shares issued in reinvestment
       of dividends ..............              518            5,582            --               --           --                --
     Shares redeemed .............             (626)          (6,866)           --               --           --                --
                                          ---------      -----------    ----------     ------------   ----------      ------------
                                             41,652          452,725         1,643           19,116           --                --
                                          ---------      -----------    ----------     ------------   ----------      ------------
Net increase (decrease) ..........        1,457,430      $15,826,437        33,519     $    390,815   (1,039,302)     $(11,980,752)
                                          =========      ===========    ==========     ============   ==========      ============

                             COMPASS CAPITAL FUNDS                [LOGO OMITTED]



                                                                                   TAX-FREE INCOME PORTFOLIO
                                                            ------------------------------------------------------------------------
                                                                 FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                                       9/30/97                                9/30/96
                                                            ---------------------------------    -----------------------------------
                                                                SHARES            VALUE               SHARES             VALUE
                                                            --------------   ----------------    ----------------   ----------------
Shares sold:
     Institutional Class ...........................             404,008       $  4,442,500          1,048,619         $11,425,325
     Service Class .................................           2,510,940         27,987,671          3,210,017          34,310,198
     Investor A Class ..............................              92,510          1,034,677             32,034             350,965
     Investor B Class ..............................              85,030            942,339                931              10,000
     Investor C Class ..............................                  28                300                 --                  --
Shares issued in merger:
     Institutional Class ...........................                  --                 --                 --                  --
     Service Class .................................                  --                 --          2,577,471          28,042,882
     Investor A Class ..............................                  --                 --                 --                  --
     Investor B Class ..............................                  --                 --                 --                  --
Shares issued in reinvestment of dividends:
     Institutional Class ...........................                 359              4,016                104               1,120
     Service Class .................................               7,475             82,630             11,741             126,791
     Investor A Class ..............................              17,898            197,486             18,717             201,428
     Investor B Class ..............................                 741              8,241                 --                  --
     Investor C Class ..............................                  --                  6                 --                  --
Shares redeemed:
     Institutional Class ...........................            (344,261)        (3,736,207)          (303,674)         (3,221,356)
     Service Class .................................            (671,498)        (7,387,745)        (2,906,457)        (31,020,750)
     Investor A Class ..............................             (72,411)          (800,770)          (222,266)         (2,396,426)
     Investor B Class ..............................              (5,081)           (55,882)                --                  --
     Investor C Class ..............................                  --                 --                 --                  --
                                                               ---------        -----------         ----------         -----------
Net increase .......................................           2,025,738        $22,719,262          3,467,237         $37,830,177
                                                               =========        ===========         ==========         ===========


                                                                             PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
                                                            ------------------------------------------------------------------------
                                                                   FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                                         9/30/97                                9/30/96
                                                            ---------------------------------    -----------------------------------
                                                                SHARES            VALUE               SHARES             VALUE
                                                            --------------   ----------------    ----------------   ----------------
Shares sold:
     Institutional Class ...........................             359,752        $ 3,785,471            437,476       $   4,614,807
     Service Class .................................           2,241,265         23,779,002          2,874,431          29,852,257
     Investor A Class ..............................             339,479          3,583,613            334,060           3,474,285
     Investor B Class ..............................             515,026          5,456,963            423,077           4,400,686
Shares issued in merger:
     Institutional Class ...........................                  --                 --                 --                  --
     Service Class .................................                  --                 --          1,676,837          17,707,384
     Investor A Class ..............................                  --                 --                 --                  --
     Investor B Class ..............................                  --                 --                 --                  --
Shares issued in reinvestment of dividends:
     Institutional Class ...........................                  --                 --                 --                  --
     Service Class .................................               6,366             67,558              3,966              41,263
     Investor A Class ..............................             135,984          1,435,832            139,571           1,458,004
     Investor B Class ..............................              21,169            223,692             11,556             120,479
Shares redeemed:
     Institutional Class ...........................            (231,245)        (2,448,673)          (294,414)         (3,067,917)
     Service Class .................................            (854,225)        (9,016,968)        (2,608,165)        (27,050,410)
     Investor A Class ..............................          (1,063,741)       (11,260,693)          (973,547)        (10,132,270)
     Investor B Class ..............................            (149,836)        (1,585,024)           (59,032)           (614,065)
                                                              ----------        -----------         ----------        ------------
Net increase .......................................           1,319,994        $14,020,773          1,965,816        $ 20,804,503
                                                              ==========        ===========         ==========        ============

[LOGO OMITTED]                COMPASS CAPITAL FUNDS



                                                                   NEW JERSEY TAX-FREE INCOME PORTFOLIO
                                          -----------------------------------------------------------------------------------------
                                               FOR THE YEAR ENDED           FOR THE PERIOD 2/1/96          FOR THE PERIOD 3/1/95
                                                     9/30/97                   THROUGH 9/30/96                THROUGH 3/31/96
                                          ---------------------------    ---------------------------    ---------------------------
                                            SHARES           VALUE         SHARES          VALUE          SHARES           VALUE
                                          -----------     -----------    ----------    -------------    ----------     ------------
Prior Class
     Exchanged in merger .........               --      $        --            --    $         --    (8,451,862)    $(94,366,666)
     Shares sold .................               --               --            --               --       790,370        8,844,324
     Shares issued in reinvestment
        of dividends .............               --               --            --               --       122,048        1,368,581
     Shares redeemed .............               --               --            --               --    (1,317,562)     (14,786,239)
                                         -----------     -----------    ----------    -------------    ----------     ------------
                                                 --               --            --               --    (8,857,006)     (98,940,000)
                                         -----------     -----------    ----------    -------------    ----------     ------------
Service Class
     Exchanged in merger .........               --               --            --               --     8,451,862       94,366,666
     Shares sold .................        1,278,806       14,808,210     8,219,826       92,127,639        75,252          843,989
     Shares issued in reinvestment
        of dividends .............          109,148        1,247,035        84,899          959,061            --               --
     Shares redeemed .............       (1,945,268)     (22,445,678)   (8,927,137)    (100,070,903)      (83,191)        (962,039)
                                         -----------     -----------    ----------    -------------    ----------     ------------
                                           (557,314)      (6,390,433)     (622,412)      (6,984,203)    8,443,923       94,248,616
                                         -----------     -----------    ----------    -------------    ----------     ------------
Investor A Class
     Shares sold .................           67,377          778,355       112,810        1,272,555         1,237           14,310
     Shares issued in reinvestment
        of dividends .............            3,271           37,397         1,001           11,231            --               --
     Shares redeemed .............          (17,148)        (196,030)      (35,724)        (401,424)           --               --
                                         -----------     -----------    ----------    -------------    ----------     ------------
                                             53,500          619,722        78,087          882,362         1,237           14,310
                                         -----------     -----------    ----------    -------------    ----------     ------------
Investor B Class
     Shares sold .................           68,828          786,661         5,376           60,000            --               --
     Shares issued in reinvestment
        of dividends .............              971           11,145            --               --            --               --
     Shares redeemed .............           (6,663)         (76,651)       (2,688)         (30,000)           --               --
                                         -----------     -----------    ----------    -------------    ----------     ------------
                                             63,136          721,155         2,688           30,000            --               --
                                         -----------     -----------    ----------    -------------    ----------     ------------
Net decrease .....................         (440,678)     $(5,049,556)     (541,637)   $  (6,071,841)     (411,846)    $ (4,677,074)
                                         ==========      ===========    ==========    =============    ==========     ============




                                                                                   OHIO TAX-FREE INCOME PORTFOLIO
                                                             -----------------------------------------------------------------------
                                                                 FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                                       9/30/97                                9/30/96
                                                             ---------------------------------     ---------------------------------
                                                                  SHARES            VALUE              SHARES             VALUE
                                                             --------------   ----------------     --------------     --------------
Shares sold:
     Institutional Class .........................                72,824         $  749,554             23,824         $   242,825
     Service Class ...............................               169,110          1,742,076            392,400           3,988,131
     Investor A Class ............................                17,880            185,594             19,356             195,385
     Investor B Class ............................                51,355            526,826              4,892              49,500
Shares issued in reinvestment of dividends:
     Institutional Class .........................                    10                101                290               2,930
     Service Class ...............................                     0                  0                250               2,521
     Investor A Class ............................                10,837            111,485             12,671             128,646
     Investor B Class ............................                   738              7,599                355               3,600
Shares redeemed:
     Institutional Class .........................               (24,696)          (251,354)            (3,750)            (38,068)
     Service Class ...............................               (90,540)          (931,224)          (276,903)         (2,814,297)
     Investor A Class ............................               (58,809)          (605,214)           (81,490)           (821,320)
     Investor B Class ............................                (8,704)           (89,939)                --                  --
                                                                 -------         ----------           --------         -----------
Net increase .....................................               140,005         $1,445,504             91,895            $939,853
                                                                 =======         ==========           ========         ===========

                             COMPASS CAPITAL FUNDS                [LOGO OMITTED]


(E) AT SEPTEMBER 30, 1997, NET ASSETS CONSISTED OF:


                                                               LOW           INTERMEDIATE
                                                             DURATION         GOVERNMENT       INTERMEDIATE          CORE
                                                               BOND              BOND              BOND              BOND
                                                            PORTFOLIO         PORTFOLIO         PORTFOLIO          PORTFOLIO
                                                           ------------     ------------       ------------      ------------
     Capital paid-in .................................     $257,159,049     $155,237,130       $344,649,006      $560,468,322
     Undistributed net investment income .............          107,465           79,917            198,280           636,317
     Accumulated net realized gain (loss) on
       investment transactions
       and futures contracts .........................       (3,187,474)      (3,768,708)         1,254,342         3,470,430
     Net unrealized appreciation (depreciation)
       on investment transactions
       and futures contracts .........................          748,273        1,044,389          3,039,343         7,393,181
                                                           ------------     ------------       ------------      ------------
                                                           $254,827,313     $152,592,728       $349,140,971      $571,968,250
                                                           ============     ============       ============      ============



                                                             GOVERNMENT        MANAGED         INTERNATIONAL       TAX-FREE
                                                               INCOME           INCOME              BOND            INCOME
                                                             PORTFOLIO        PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                            -----------     ------------        -----------       -----------
     Capital paid-in .................................      $20,055,579     $805,680,815        $49,431,500       $71,966,098
     Undistributed net investment income .............               --               --            468,155                --
     Distributions in excess of net
       investment income .............................          (28,428)        (554,490)                --           (22,136)
     Accumulated net realized gain on
       investment transactions, future contracts
       and foreign exchange contracts ................          216,881        4,995,578          2,064,800            78,660
     Net unrealized appreciation on investment
       transactions, future contracts and
       foreign exchange contracts ....................          276,703        9,586,368            522,401         2,631,118
                                                            -----------     ------------        -----------       -----------
                                                            $20,520,735     $819,708,271        $52,486,856       $74,653,740
                                                            ===========     ============        ===========       ===========



                                                             PENNSYLVANIA                 NEW JERSEY                 OHIO
                                                               TAX-FREE                    TAX-FREE                TAX-FREE
                                                                INCOME                      INCOME                  INCOME
                                                              PORTFOLIO                   PORTFOLIO                PORTFOLIO
                                                             ------------                -----------              -----------
     Capital paid-in .................................       $ 98,417,478                $83,141,529              $11,339,798
     Undistributed net investment income .............                 --                     74,689                    2,675
     Distributions in excess of net
       investment income .............................            (22,102)                        --                       --
     Accumulated net realized gain (loss) on
       investment transactions and
       futures contracts .............................         (1,491,259)                  (717,444)                (324,309)
     Net unrealized appreciation on investment
       transactions and futures contracts ............          3,886,863                  4,412,695                  566,984
                                                             ------------                -----------              -----------
                                                             $100,790,980                $86,911,469              $11,585,148
                                                             ============                ===========              ===========


(F)    CAPITAL LOSS CARRYOVERS

     At September 30, 1997, capital loss carryovers were available to offset possible future realized capital gains as follows: $2,954,478 in the Low Duration Portfolio which expire in the year 2004, $3,689,145 in the Intermediate Government Bond Portfolio which expire in the year 2004, $1,465,940 in the Pennsylvania Tax-Free Income Portfolio which expire in the year 2004, $774,073 in the New Jersey Tax-Free Income Portfolio which expire in the year 2005 and $334,935 in the Ohio Tax-Free Income Portfolio which expire in the year 2004.

[LOGO OMITTED]               COMPASS CAPITAL FUNDS

G)    MERGER

     On September 29, 1995 and October 2, 1995, respectively, the Board of Trustees of the Fund and the Board of Trustees of The Compass Capital Group of Funds ("Compass") approved an asset purchase agreement providing for the transfer of all of the assets and liabilities of Compass to the Fund. At a special meeting of shareholders held on December 11, 1995, the shareholders of Compass voted to approve the asset purchase agreement. Pursuant to the asset purchase agreement, on January 13, 1996 all of the assets and liabilities of Compass were transferred to the Fund in a tax-free exchange for Service shares of the Fund, except the assets and liabilities of the Compass International Fixed Income Fund which were transferred on February 13, 1996. The details of these business combinations as they relate to the Portfolios are described below.

     On September 29, 1995 and September 28, 1995, respectively, the Board of Trustees of the Fund and the Board of Directors of The BFM Institutional Trust, Inc. ("BFM") approved an asset purchase agreement providing for the transfer of all of the assets and liabilities of BFM to the Fund. At a special meeting of shareholders held on December 20, 1995, the shareholders of BFM voted to approve the asset purchase agreement. Pursuant to the asset purchase agreement, on January 13, 1996 all of the assets and liabilities of BFM's Short Duration Portfolio and Core Fixed Income Portfolio were transferred to the Fund in a tax-free exchange for Institutional shares of the Fund. The detail of these business combinations as they relate to the Portfolios are described below.

     The following table summarizes certain relevant information of the Fund prior to and immediately after the above-referenced business combinations. Unless indicated otherwise, the Fund Portfolio is the accounting survivor. The new combined funds maintain all the operating history of the accounting survivor.

               THE COMPASS CAPITAL GROUP OF FUNDS
              AND THE BFM INSTITUTIONAL TRUST, INC.
-----------------------------------------------------------------

                                                     UNREALIZED
                                       NET ASSET    APPRECIATION
                          SHARES AT    VALUE AT    (DEPRECIATION)
FUND NAME                  1/13/96      1/13/96      AT 1/13/96
-----------------------  ----------  ------------  --------------
Compass Short/
  Intermediate ........  17,823,988  $185,294,507   $2,323,602
BFM Short Duration ....   5,134,946    50,887,316      152,254

Compass Fixed Income ..  23,551,686   254,122,684   12,296,000
BFM Core Fixed Income .   4,700,542    46,582,367      496,596

Compass International
  Fixed Income ........   3,283,656    37,282,000      743,937
Compass Municipal Bond    2,613,503    28,042,883      666,296
Compass Pennsylvania
  Municipal Bond ......   1,753,206    17,707,384      261,087
Compass New Jersey
  Municipal Bond ......   8,451,862    96,739,285    2,320,972



                          COMPASS CAPITAL FUNDS
---------------------------------------------------------------------
                                               COMBINED
                                SHARES        NET ASSETS
           NEW                 ISSUED IN        AFTER           NAV
        PORTFOLIO               BUSINESS       BUSINESS         PER
           NAME               COMBINATION    COMBINATION       SHARE
--------------------------   -------------  -------------     ------
Low Duration Bond 1 ......   18,697,730
                              5,134,946     $252,550,348       $9.91


Core Bond 1 ...............  25,643,056
                              4,700,542      300,705,051       $9.91


International Bond 2,3 ...    3,283,656       37,282,000      $11.35
Tax-Free Income ..........    2,577,471       52,470,771      $10.88
Pennsylvania
  Tax-Free Income ........    1,676,837       85,209,617      $10.56
New Jersey
  Tax-Free Income 2 ......    8,451,862       96,739,285      $11.45
--------------
1 The BFM Institutional  Trust,  Inc.'s portfolio is the accounting  survivor in this business combination.
2 The Compass  Capital Group of Funds  portfolio is the  accounting  survivor in this business combination.
3 The effective date for this business combination was on February 13, 1996.

                             COMPASS CAPITAL FUNDS                [LOGO OMITTED]


                        REPORT OF INDEPENDENT ACCOUNTANTS



TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF THE COMPASS CAPITAL FUNDS:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the International Bond and Tax-Free Income Portfolios of the Compass Capital Funds ("the Fund"), and the statements of net assets of the Low Duration Bond (formerly known as the Short Government Bond Portfolio), Intermediate Government Bond, Intermediate Bond, Core Bond, Government Income, Managed Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income and Ohio Tax-Free Income Portfolios of the Compass Capital Funds as of September 30, 1997, and the related statement of operations for the year then ended, the statement of cash flows for the year then ended for the Government Income portfolio, the statements of changes in net assets for each of the two years (or periods) in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended June 30, 1995 and each of the prior periods presented of the Low Duration Bond and Core Bond Portfolios, formerly the BFM Institutional Trust Short Duration and Core Fixed Income Portfolios (the "BFM Funds"), respectively were audited by other auditors, whose report dated August 7, 1995 expressed an unqualified opinion thereon.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Compass Capital Funds (Low Duration Bond, Intermediate Government Bond, Intermediate Bond, Core Bond, Government Income, Managed Income, International Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free and Ohio Tax-Free Income Portfolios) as of September 30, 1997, the results of their operations for the year then ended, and cash flows for the year then ended for the Government Income portfolio, and the changes in their net assets for each of the two years (or periods) in the period then ended, and the financial highlights for each of the periods presented (except for the year ended June 30, 1995 and prior periods for the BFM Funds which have been audited by other auditors), in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
November 14, 1997

[LOGO OMITTED]                COMPASS CAPITAL FUNDS


Investment Adviser
   PNC Asset Management Group, Inc.
   Philadelphia, Pennsylvania 19103
Sub-Adviser -- Low Duration Bond
Portfolio, Intermediate Government Bond
Portfolio, Intermediate Bond Portfolio,
Core Bond Portfolio, Government Income
Portfolio, Managed Income Portfolio,
International Bond Portfolio, Tax-Free
Income Portfolio, Pennsylvania Tax-Free
Income Portfolio, New Jersey Tax-Free
Income Portfolio and Ohio Tax-Free
Income Portfolio
   BlackRock Financial Management, Inc.
   New York, New York 10154

Custodian
   PNC Bank, National Association
   Philadelphia, Pennsylvania 19103




Co-Administrator and Transfer Agent
   PFPC Inc.
   Wilmington, Delaware 19809

Co-Administrator and Distributor
   Compass Distributors, Inc.
   West Conshohocken, Pennsylvania 19428

Co-Administrator
   Compass Capital Group, Inc.
   New York, New York 10154

Counsel
   Simpson, Thacher & Bartlett
   New York, New York 10017
   (A partnership which includes professional corporations)

Independent Accountants
   Coopers & Lybrand, L.L.P.
   Philadelphia, Pennsylvania 19103

                              COMPASS CAPITAL FUNDS               [LOGO OMITTED]


                                  FUND SPECTRUM

COMPASS CAPITAL FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $13 BILLION IN 31 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME, INTERNATIONAL, AND TAX-FREE INVESTING WHO ADHERE TO A PURE INVESTMENT STYLE.[SERVICE MARK]

STOCK PORTFOLIOS
      Large Cap Value Equity               International Equity
      Large Cap Growth Equity              International Small Cap Equity
      Mid-Cap Value Equity                 International Emerging Markets
      Mid-Cap Growth Equity                Select Equity
      Small Cap Value Equity               Index Equity
      Small Cap Growth Equity

STOCK & BOND PORTFOLIO
      Balanced

BOND PORTFOLIOS
      Low Duration Bond                    Government Income
      Intermediate Government Bond         Managed Income
      Intermediate Bond                    International Bond
      Core Bond

TAX-FREE BOND PORTFOLIOS
      Tax-Free Income                      New Jersey Tax-Free Income
      Pennsylvania Tax-Free Income         Ohio Tax-Free Income

MONEY MARKET PORTFOLIOS
      Money Market                         North Carolina Municipal Money Market
      U.S. Treasury Money Market           Ohio Municipal Money Market
      Municipal Money Market               Pennsylvania Municipal Money Market
      New Jersey Municipal Money Market    Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.compassfunds.com.

EXCHANGE  PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of Compass Capital Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the Compass Capital portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their Compass Capital portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with individual IRA accounts or rollover IRAs.

GENERAL INFORMATION ABOUT THE COMPASS FUNDS
If you would like additional reports or have questions regarding any of the 31 Compass Capital Funds, please call 1-888-4COMPASS.

(1) Compass Capital Funds reserves the right to modify or terminate the exchange privileges at any time.

                                     COMPASS
                                  CAPITAL FUNDS
                                 [LOGO OMITTED]
                      PURE INVESTMENT STYLE [SERVICE MARK]

P.O. Box 8907
Wilmington, DE 19899




SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

                                                                   SR 9/30/97-BP